MONEY MARKET FUNDS

PROSPECTUS
         March 31, 2000

TREASURY FUND
TAX-FREE MONEY MARKET FUND
OHIO TAX-FREE MONEY MARKET FUND

                                                                FIRSTAR
                                                                    STELLAR
                                                                        FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

OVERVIEW.......................................................................3
TREASURY FUND..................................................................4
TAX-FREE MONEY MARKET FUND.....................................................6
OHIO TAX-FREE MONEY MARKET FUND................................................9
MANAGEMENT OF THE FUNDS.......................................................12
DISTRIBUTION OF SHARES........................................................12
DESCRIPTION OF CLASSES........................................................13
PRICE OF SHARES...............................................................14
PURCHASING SHARES.............................................................14
SELLING SHARES................................................................16
EXCHANGING SHARES.............................................................17
DISTRIBUTIONS AND TAXES.......................................................18
FINANCIAL HIGHLIGHTS..........................................................20


OVERVIEW
--------------------------------------------------------------------------------


                           GOAL OF THE MONEY MARKET FUNDS

                           The goal of the Firstar Stellar money market funds is to provide current income while preserving capital. The advantage of the TAX-FREE MONEY MARKET FUND is that the interest income is exempt from federal income tax. The benefit of the OHIO TAX-FREE MONEY MARKET FUND is that the interest income is exempt from both federal and Ohio state income tax.

                           STRATEGIES OF THE FUNDS

                           The TREASURY FUND invests exclusively in short-term U.S. Treasury obligations. The TAX-FREE MONEY MARKET FUND and the OHIO TAX-FREE MONEY MARKET FUND primarily invest in short-term municipal securities. Each of the funds strives to maintain a share price of $1.00.

                           PRINCIPAL RISKS COMMON TO THESE FUNDS

                           The main risks of investing in the funds are:

                           |X| INTEREST RISKS: The rate of income will vary from
                               day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

                           |X| CREDIT RISKS: The funds can also be affected by
                               changes in the credit quality rating or changes in the issuer's financial condition. A default on a security or a repurchase agreement held by one of the funds could cause the value of your investment to decline.

                           |X| Although the funds seek to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the funds.

AN INVESTMENT IN THE FUNDS    WHO MAY WANT TO INVEST
IS NOT A DEPOSIT OF FIRSTAR   These funds may be appropriate for investors that:
BANK AND IS NOT INSURED OR    |X| want to save money rather than "invest"
GUARANTEED BY THE FEDERAL     |X| require stability of principal
DEPOSIT INSURANCE             |X| prefer to receive income with relatively fewer
CORPORATION OR ANY                risks
OTHER GOVERNMENT AGENCY.      |X| are risk adverse

                           The Statement of Additional Information contains more information about the funds and the types of securities in which they may invest.

TREASURY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TREASURY FUND seeks to achieve stability of principal and current income consistent with stability of principal.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund intends to achieve its investment goal by investing exclusively in short-term U.S. Treasury obligations that have a maturity of 397 days or less from the date of purchase. The fund may purchase repurchase agreements collateralized by U.S. Treasury obligations. The fund intends to invest in the agreements that provide for repurchase within 397 days from the date of acquisition. The average maturity of these securities is 120 days or less. The average maturity, however, of all the securities in the fund's portfolio will be 90 days or less on a dollar-weighted basis. Securities subject to repurchase agreements are marked to market on a daily basis. U.S. Treasury obligations are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States government. The fund may also retain assets in cash and may purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

REPURCHASE AGREEMENTS
Arrangements in which banks, broker/dealers and other financial institutions sell securities to the fund and agree to repurchase them at a certain time and price within one year.

REPURCHASE AGREEMENT RISKS One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the fund, which may result in the fund selling the security for less than the agreed upon price. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. That could mean the fund might have to wait through lengthy court actions before selling the securities.

WHEN ISSUED/DELAYED DELIVERY
Securities with payment and delivery scheduled for a future time.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION RISKS One of the risks of investing in when-issued or delayed delivery transactions is if the seller chooses not to complete the transaction, the fund could miss an advantageous price or yield.

Another risk is that because settlement dates may be a month or more after entering into the transactions, the market value of the securities may have dropped from the agreed upon purchase price. However, the fund may cancel a commitment to purchase securities prior to settlement if the fund's investment adviser believes it is appropriate.

The fund may enter into transactions to sell its purchase commitments to third parties at current market rates and simultaneously acquire other commitments to purchase similar securities at later dates. The fund may realize short-term profits or losses on the sale of these kinds of commitments.

PAST PERFORMANCE

The bar chart and table below illustrate the variability of the TREASURY FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows the fund's average annual returns for one, five, ten-years and since the fund's inception ended December 31, 1999. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Treasury Fund - C Shares
Calendar Year Returns as of 12/31

1990      7.64%
1991      5.49%
1992      3.26%
1993      2.54%
1994      3.51%
1995      5.26%
1996      4.77%
1997      4.86%
1998      4.61%
1999      4.06%


BEST QUARTER:         Q3     1990     1.89%
WORST QUARTER:        Q4     1993     0.62%


-------------------------------- ------- -------- ---------- -----------
  AVERAGE ANNUAL TOTAL RETURN    1 Year  5 Year    10 Year     Since
       THROUGH 12/31/99                                      inception
-------------------------------- ------- -------- ---------- -----------
Treasury Fund       C Shares1    4.06%    4.71%     4.59%      4.85%
                    Y Shares2    4.22%     N/A       N/A       4.62%
-------------------------------- ------- -------- ---------- -----------
FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.

1 C Shares commenced operations April 15, 1989.
2 Y Shares commenced operations March 25, 1997.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------- -------- ---------
SHAREHOLDER FEES                               CLASS C  CLASS Y
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------- -------- ---------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON         None     None
PURCHASES (as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)           None     None
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON         None     None
REINVESTED DIVIDENDS
REDEMPTION FEE                                 None     None
EXCHANGE FEE                                   None     None
---------------------------------------------- -------- ---------

---------------------------------------------- -------- ---------
ANNUAL FUND OPERATING EXPENSES                 CLASS C  CLASS Y
(EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------- -------- ---------
MANAGEMENT FEES                                   0.50%   0.50%
DISTRIBUTION AND SERVICE (12B-1) FEES1            0.25%    None
OTHER EXPENSES2                                   0.43%   0.43%
TOTAL ANNUAL FUND OPERATING EXPENSES              1.18%   0.93%
---------------------------------------------- -------- ---------

1 Y shares are not subject to a Rule 12b-1 Plan. C shares of the TREASURY FUND can pay up to 0.25% of average daily net assets for 12b-1 fees. However, the investment adviser has chosen to waive a portion of this fee so that the actual amount imposed is 0.15% of average daily net assets. The adviser can reduce the waiver at anytime.

2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.18% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS C       $120     $375      $649       $1,432
CLASS Y       $  95    $296      $515       $1,143
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 13.

TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The TAX-FREE MONEY MARKET FUND seeks to provide current income exempt from federal regular income tax consistent with stability of principal.

WHAT IS FEDERAL REGULAR INCOME TAX?
Federal regular income tax refers to normal income tax that most U.S. taxpayers compute and pay each year. It does not include the federal alternative minimum tax.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund intends to achieve its investment goal by investing its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and not subject to the alternative minimum tax. The fund's portfolio consists of municipal securities maturing in 397 days or less. The average maturity, however, of all the securities in the fund's portfolio will be 90 days or less on a dollar-weighted basis. The municipal securities in which the fund invests are primarily debt obligations issued by or on behalf of states, territories and possessions of the United States, and any political subdivision or financing authority of any of these, the income from which is exempt from federal regular income tax. When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g., the security's interest rate is not as favorable as other securities' interest rates)? (3) Has the adviser's outlook regarding the security's income changed? If the adviser can answer each question positively, then the adviser will sell the securities.

                        EXAMPLES OF MUNICIPAL SECURITIES

|X| tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues
|X| bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds
|X| municipal commercial paper and other short-term notes
|X| variable rate demand notes
|X| municipal bonds and leases
|X| construction loan notes insured by the Federal Housing Association and financed by the Federal or Government National Mortgage Associations
|X| participation interests in any of the above

PARTICIPATION INTERESTS The fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. Financial institutions provide guarantees, letters of credit or insurance to the fund on the underlying municipal securities.

MUNICIPAL LEASES The fund may also invest in municipal leases, which are obligations issued by state and local governments to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest. Municipal leases may be considered illiquid.

VARIABLE RATE DEMAND NOTES The fund may invest in variable rate demand notes, which are obligations with variable or floating interest rates. The notes provide the fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. These securities usually bear interest at a rate that allow the securities to trade at par. Most variable rate demand notes allow the fund to demand the repurchase of the security on not more than 7 days notice. Other notes only permit the fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the fund may next tender the security for repurchase.

TEMPORARY INVESTMENTS From time to time, the fund may invest in tax-exempt or taxable short-term temporary investments when the fund's investment adviser determines that market conditions call for a temporary defensive posture. During such times, it is possible for the fund not to reach its investment objective. Although the fund is permitted to make taxable, temporary investments, the adviser currently has no intention to generate income subject to federal regular income tax.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

MUNICIPAL SECURITIES RISKS One of the risks of investing in municipal securities is that the yield produced by such securities depends on a variety of factors including the general conditions of the short-term municipal note market and the municipal bond market. Other factors include the size of the particular offering, the maturity of the obligations and the rating of the issue. The ability of the fund to achieve its investment objective also depends on the ability of the issuers of the municipal securities to meet their obligations for the payment of interest and principal when due.

CREDIT RISKS Another risk is that the fund may invest more than 25% of its total assets in securities credit-enhanced by banks. Credit-enhanced securities are investments backed by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security causing the fund to lose money.


TAX RISKS The fund may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.


PAST PERFORMANCE

The bar chart and table below illustrate the variability of the TAX-FREE MONEY MARKET FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows the fund's average annual returns for one-year, five-years, and since the fund's inception ended December 31, 1999. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Tax-Free Money Market Fund - C Shares
Calendar Year Returns as of 12/31

1992      2.44%
1993      1.88%
1994      2.29%
1995      3.33%
1996      2.86%
1997      3.04%
1998      2.79%
1999      2.53%

BEST QUARTER:         Q3     1991     1.01%
WORST QUARTER:        Q1     1994     0.43%

------------------------------------ --------- ----------- ----------
                                                             Since
    AVERAGE ANNUAL TOTAL RETURN       1 Year    5 Years    Inception
         THROUGH 12/31/99
------------------------------------ --------- ----------- ----------
Tax-Free Money Market Fund
                       C Shares1      2.53%      2.91%       2.76%
------------------------------------ --------- ----------- ----------
FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.

 1 C Shares commenced operations March 15, 1991.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------- --------------
SHAREHOLDER FEES                                     CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------- --------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON                None
PURCHASES (as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                  None
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON                None
REINVESTED DIVIDENDS
REDEMPTION FEE                                        None
EXCHANGE FEE                                          None
------------------------------------------------- --------------

------------------------------------------------- --------------
ANNUAL FUND OPERATING EXPENSES                       CLASS C
(EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------- --------------
MANAGEMENT FEES1                                       0.55%
DISTRIBUTION AND SERVICE (12B-1) FEES2                 0.25%
OTHER EXPENSES3                                        0.45%
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.25%
------------------------------------------------- --------------

1 The fund's investment adviser voluntarily waives a portion of this fee each year. The adviser can terminate this voluntary waiver at anytime. With the current waiver, the management fee is 0.50% of average daily net assets.

2 Currently, C shares of the fund are not paying or accruing Rule 12b-1 fees. The class can pay up to 0.25% of average daily net assets as a Rule 12b-1 fee to the fund's distributor.

3 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.20% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS C       $127     $397      $686       $1,511
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 13.

OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The OHIO TAX-FREE MONEY MARKET FUND seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

                      EXAMPLES OF OHIO MUNICIPAL SECURITIES
|X| tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues
|X| bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds
|X| municipal commercial paper and other short-term notes
|X| variable rate demand notes
|X| municipal bonds and leases
|X| participation interests in any of the above

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund intends to achieve its investment goal by investing its assets so that at least 80% of its annual interest income is exempt from federal income tax and not subject to the alternative minimum tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. In addition, the fund will invest its assets so that under normal circumstances, at least 65% of the value of its total assets will be invested in Ohio municipal securities exempt from federal regular income tax and Ohio State income tax. The fund's portfolio consists of municipal securities maturing in 397 days or less. The average maturity, however, of all the securities in the fund's portfolio will be 90 days or less on a dollar-weighted basis.

The municipal securities in which the fund invests are primarily debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities and obligations of other states, territories and possessions of the United States and any political subdivision or financing authority of any of these. The income from such obligations must be exempt from federal income tax (including alternative minimum tax) and the personal income taxes imposed by the state of Ohio and other municipalities.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g., the security's interest rate is not as favorable as other securities' interest rates)? (3) Has the adviser's outlook regarding the security's income changed? If the adviser can answer each question positively, then the adviser will sell the securities.

PARTICIPATION INTERESTS The fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. Financial institutions provide guarantees, letters of credit or insurance to the fund on the underlying municipal securities.

MUNICIPAL LEASES The fund may also invest in municipal leases, which are obligations issued by state and local governments to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest. Municipal leases may be considered illiquid.

VARIABLE RATE DEMAND NOTES The fund may invest in variable rate demand notes, which are obligations with variable or floating interest rates. The notes provide the fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. These securities usually bear interest at a rate that allow the securities to trade at par. Most variable rate demand notes allow the fund to demand the repurchase of the security on not more than 7 days' notice. Other notes only permit the fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the fund may next tender the security for repurchase.

TEMPORARY INVESTMENTS From time to time, the fund may invest in tax-exempt or taxable short-term temporary investments when the fund's investment adviser determines that market conditions call for a temporary defensive posture. During such times, it is possible for the fund not to reach its investment objective. Although the fund is permitted to make taxable temporary investments, the adviser currently has no intention to generate income subject to federal regular income tax.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

MUNICIPAL SECURITIES RISKS One of the risks of investing in municipal securities is that the yield produced by such securities depends on a variety of factors. Factors affecting the yield include the general conditions of the short-term municipal note market and the municipal bond market. Other factors are the size of the particular offering, the maturity of the obligations and the rating of the issue. The ability of the fund to achieve its investment objective also depends on the ability of the issuers of the municipal securities to meet their obligations for the payment of interest and principal when due.

CREDIT RISKS Another risk is that the fund may invest more than 25% of its total assets in securities credit-enhanced by banks. Credit-enhanced securities are investments backed by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security causing the fund to lose money.


TAX RISKS The fund may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.


NON-DIVERSIFICATION RISKS Investing in the fund has added risks because the fund is a non-diversified fund under the Investment Company Act of 1940, as amended. Compared with other mutual funds, this fund may invest a greater percentage of its assets in a more limited number of issues concentrated in one state, which as a result, can increase the fund's volatility. The value of the fund's securities can be impacted by economic or political developments affecting certain securities.

OHIO STATE SPECIFIC RISKS Ohio's economy is largely composed of manufacturing which is concentrated in the automobile sector and other durable goods. The exposure to these industries, particularly the auto sector, leaves Ohio vulnerable to an economic slowdown associated with business cycles. Furthermore, population growth, as in many states around the Great Lakes, has been stagnant.

The fund's concentration in securities issued by Ohio and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of Ohio or its municipalities to meet their obligations will depend on:

(1) the availability of tax and other revenues;
(2) economic, political and demographic conditions within the state; and
(3) the underlying fiscal condition of the state, its counties and its municipalities.

PAST PERFORMANCE

The bar chart and table below illustrate the variability of the OHIO TAX-FREE MONEY MARKET FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows the fund's average annual returns for one-year and since the fund's inception ended December 31, 1999. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Ohio Tax-Free Money Market Fund - C Shares
Calendar Return as of 12/31

1998      2.85%
1999      2.69%

BEST QUARTER:         Q2     1998     0.78%
WORST QUARTER:        Q1     1998     0.63%

--------------------------------------- --------- -----------
     AVERAGE ANNUAL TOTAL RETURN                    Since
           THROUGH 12/31/99              1 Year   Inception
--------------------------------------- --------- -----------
Ohio Tax-Free Money Market Fund
                           C Shares1     2.69%      2.77%
--------------------------------------- --------- -----------
FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.

 1 C Shares commenced operations December 2, 1997.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------- ------------------
SHAREHOLDER FEES                                   CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------- ------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON              None
PURCHASES
(as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD) (as a          None
percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON              None
REINVESTED DIVIDENDS
REDEMPTION FEE                                      None
EXCHANGE FEE                                        None
--------------------------------------------- ------------------

--------------------------------------------- ------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES           CLASS C
DEDUCTED FROM FUND ASSETS)
--------------------------------------------- ------------------
MANAGEMENT FEES1                                     0.55%
DISTRIBUTION AND SERVICE (12B-1) FEES2               0.25%
OTHER EXPENSES3                                      0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES                 1.30%
--------------------------------------------- ------------------

1 The fund's investment adviser voluntarily waives a portion of this fee each year. The adviser can terminate this voluntary waiver at anytime. With the current waiver, the management fee is 0.35% of average daily net assets.

2 Currently, C shares of the fund are not paying or accruing Rule 12b-1 fees. The class can pay up to 0.25% of average daily net assets as a Rule 12b-1 fee to the distributor.

3 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.25% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS C       $132     $412      $713       $1,568
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 13.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Firstar Investment Research & Management Company, LLC (FIRMCO), a wholly owned subsidiary of Firstar Corporation, is the investment adviser for the funds. Prior to April 1, 2000, the funds were managed by the Capital Management Division of Firstar Bank, N.A., which is also a wholly owned subsidiary of Firstar Corporation. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. Management of the funds was not affected by this consolidation. The investment decisions made by FIRMCO are subject to direction of the funds' board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the funds and is responsible for the purchase and sale of securities for the funds' portfolios. The adviser receives an annual fee from each fund for its services as follows:

                                            BEFORE   AFTER
                                            WAIVERS  WAIVERS
------------------------------------------- -------- ---------
Treasury Fund                               0.50%    0.50%
Tax-Free Money Market Fund                  0.55%    0.50%
Ohio Tax-Free Money Market Fund             0.55%    0.35%
------------------------------------------- -------- ---------

THE AMOUNTS SHOWN REPRESENT A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET
ASSETS.


  FIRMCO, located at the Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $50 billion in assets under management.


FUND ADMINISTRATION, FUND ACCOUNTING, DIVIDEND DISBURSEMENT AND CUSTODY SERVICES

Firstar Mutual Fund Services, LLC, an affiliate of the funds' investment adviser, provides administrative, accounting and dividend disbursement services to the Firstar Stellar Funds and is located in Milwaukee, Wisconsin. Firstar Bank, N.A., serves as custodian for the funds.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

Edgewood Services, Inc. is the distributor for shares of the funds. Edgewood is based in Pittsburgh, Pennsylvania and is the distributor for a number of investment companies around the country.

RULE 12B-1 PLAN

The funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the 12b-1 Plan, class C shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Edgewood. Edgewood uses this fee to finance activities that promote the sale of the funds' shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

Currently, the TAX-FREE MONEY MARKET FUND and the OHIO TAX-FREE MONEY MARKET FUND are not paying or accruing Rule 12b-1 fees. Whenever Edgewood deems it appropriate, Edgewood may, from time to time, voluntarily reduce its compensation under the Rule 12b-1 Plan to the extent expenses of the shares exceed a certain limit. Rule 12b-1 fees are paid out of fund assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Edgewood may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own shares of the funds. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. Edgewood will determine the schedule of such fees and the basis upon which such fees will be paid.

DESCRIPTION OF CLASSES
--------------------------------------------------------------------------------

Firstar Stellar Funds offers four classes of shares - classes A, B, C and Y shares. Class A and B shares are only offered with the bond and stock funds. Please call 1-800-677-FUND to receive a copy of the bond or stock funds prospectuses, which describe the A and B share classes. Class C shares are only offered with the money market funds and are discussed below. Class Y shares are offered with various funds.

CLASS C SHARES

Class C shares are regular retail shares and may be purchased by individuals or IRAs. With class C shares, you pay no sales charge when you invest. In the case of the TREASURY FUND, an annual Rule 12b-1 fee (as discussed previously) is assessed against the shares of the class. All of the money market funds sell class C shares.

CLASS Y SHARES

The Y class of shares is available only to Firstar Bank's trust or institutional customers. With class Y shares, not only do you not pay any sales charges, you also do not pay a Rule 12b-1 fee. Similar to the C shares, however, the Y shares pay investment management fees and other fees. Currently, only the TREASURY FUND sells class Y shares.

PRICE OF SHARES
--------------------------------------------------------------------------------

WHAT SHARES COST

Shares of the funds are sold at their net asset value (NAV) next determined after an order is received. The funds attempt to stabilize the net asset value of their shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value is calculated by subtracting the total liabilities of each fund from the fund's total assets. The difference is divided by the number of fund shares outstanding. There is no sales charge imposed by any of the funds.

                                      NAV =
                              ASSETS - LIABILITIES
                              --------------------
                              # outstanding shares

The funds will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

The net asset value for the TAX-FREE MONEY MARKET FUND and OHIO TAX-FREE MONEY MARKET FUND is determined as of 10:00 a.m. (Eastern time). The net asset value for the TREASURY FUND is determined as of 2:00 p.m. (Eastern time).

PURCHASING SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

To open an account, first determine if you are buying class C shares or class Y shares (See "Description of Classes"). The minimum initial investment amounts for each class of shares are as follows. Additional investments may be made in any amount.

------------------------------------------------------------ ---------------------------------------------------------
                      Class C Shares                                              Class Y Shares
------------------------------------------------------------ ---------------------------------------------------------
|X|  $1,000 for individuals                                 |X|  $1,000 for trust or institutional customers of
                                                                  Firstar Bank  ($1,000 may be determined by
|X|  $500 for Education IRA customers                             combining the amount in all mutual fund accounts
                                                                  you maintain with Firstar Bank)
|X|  $25 for Firstar Bank employees and members of
     their immediate family, and persons contributing to
     SIMPLE IRAs
------------------------------------------------------------ ---------------------------------------------------------

TIMING OF PURCHASE REQUESTS

The price per share will be the net asset value next computed after the time your request is received in good order and accepted by the funds or by the funds' authorized agent. Telephone orders and federal funds wire requests received in good order by the funds before the following times, will be executed on the same day. Requests received after the following times (including all purchases by checks) will be executed the next business day.

                                             DAILY DEADLINES FOR PURCHASE ORDERS
TREASURY FUND                                     2:00 p.m. (Eastern time)
TAX-FREE MONEY MARKET FUND                        10:00 a.m. (Eastern time)
OHIO TAX-FREE MONEY MARKET FUND                   10:00 a.m. (Eastern time)

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X| the NAME of the fund
|X| the DOLLAR amount of shares to be purchased
|X| purchase application or investment stub
|X| check payable to Firstar Stellar Funds

RECEIPT OF ORDERS

Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.

METHODS OF BUYING
----------------------------------- ------------------------------------------------- ----------------------------------------------
                                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY TELEPHONE               Call Firstar Stellar Funds at 1-800-677-FUND to   Call Firstar Stellar Funds at 1-800-677-FUND
         (FIRSTAR BANK CUSTOMERS    place the order.  (Note: For security reasons,    to place the order.  (Note: For security
         ONLY)                      requests by telephone will be recorded.)          reasons, requests by telephone will be
                                                                                      recorded.)
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY MAIL                    Make your check payable to "Firstar Stellar       Fill out the investment stub from an account
                                    Funds."  Forward the check and your application   statement, or indicate the fund name and
                                    to the address below.  No third party checks      account number on your check.  Make your
                                    will be accepted.  If your check is returned      check payable to "Firstar Stellar Funds."
                                    for any reason, a $25 fee will be assessed        Forward the check and stub to the address
                                    against your account.                             below.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY FEDERAL FUNDS WIRE      Forward your application to Firstar Stellar       Call Firstar Stellar Funds at 1-800-677-FUND
                                    Funds at the address below.  Call                 to notify of incoming wire.  Use the
                                    1-800-677-FUND to obtain an account number.       following instructions:
                                    Wire funds using the instructions to the right.
                                                                                      Firstar Bank, N.A.
                                                                                      Milwaukee, WI  53202
                                                                                      ABA #:  075000022
                                                                                      Credit:  Firstar Mutual Fund Services, LLC
                                                                                      Account #:  112-952-137
                                                                                      Further Credit: (name of fund, share class)
                                                                                                      (name/title on the account)
                                                                                                      (account #)
                                                                                     The fund and its transfer agent are not
                                                                                     responsible for the consequences of delays
                                                                                     resulting from the banking or Federal Reserve
                                                                                     Wire system, or from incomplete wiring
                                                                                     instructions.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      AUTOMATIC INVESTMENT PLAN  Open a fund account with one of the other        If you didn't set up an automatic investment
                                    methods. If by mail, be sure to include your     plan with your original application, call
                                    checking account number on the appropriate       Firstar Stellar Funds at 1-800-677-FUND.
                                    section of your application and enclose a        Additional investments (minimum of $25 per
                                    voided check or deposit slip with initial        period) will be taken automatically monthly
                                    purchase application.                            or quarterly from your checking account.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      THROUGH SHAREHOLDER        To purchase shares for another investor, call     To purchase shares for another investor,
         SERVICE ORGANIZATIONS      Firstar Stellar Funds at 1-800-677-FUND.          call Firstar Stellar Funds at 1-800-677-FUND.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY EXCHANGE                Call 1-800-677-FUND to obtain exchange            Call 1-800-677-FUND to obtain exchange
                                    information.  See "Exchanging Shares."            information.  See "Exchanging Shares."
----------------------------------- ------------------------------------------------- ----------------------------------------------

ADDRESS FOR FIRSTAR STELLAR FUNDS

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                   BY OVERNIGHT DELIVERY
Firstar Stellar Funds                     Firstar Stellar Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 3011                             615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin  53201-3011          Milwaukee, Wisconsin  53202

NOTE: The funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the funds.

SELLING SHARES
--------------------------------------------------------------------------------

METHODS OF SELLING
---------------------------------- -----------------------------------------------------------------------------------
                                   TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY TELEPHONE              Call Firstar Stellar Funds at 1-800-677-FUND to sell shares.
                                   (NOTE:  For security reasons, requests by telephone will be recorded.)
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY MAIL                   Send a letter instructing the Firstar Stellar Funds to redeem the dollar amount or number of shares you wish.  The letter should contain the fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your account is an IRA, signatures must be guaranteed and your request must indicate whether or not 10% withholding should apply.  Requests submitted without an election whether or not to withhold will be subject to withholding.
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY FEDERAL FUNDS WIRE     Call Firstar Stellar Funds at 1-800-677-FUND to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.
---------------------------------- -----------------------------------------------------------------------------------
|X|      SYSTEMATIC WITHDRAWAL     Call Firstar Stellar Funds at 1-800-677-FUND to arrange for regular monthly or
         PLAN                      quarterly fixed withdrawal payments.  The minimum payment you may receive is $25 per period. Note that this plan may deplete your investment and affect your income or yield. Also, it isn't wise to make purchases of class B shares while participating in this plan because of the sales charges.
---------------------------------- -----------------------------------------------------------------------------------
|X|      SHAREHOLDER SERVICE       Consult your account agreement for information on redeeming shares.
         ORGANIZATION
---------------------------------- -----------------------------------------------------------------------------------

|X|      BY EXCHANGE               Call 1-800-677-FUND to obtain exchange information.  See "Exchanging Shares" for more information.

---------------------------------- -----------------------------------------------------------------------------------

WHEN REDEMPTION PROCEEDS ARE SENT TO YOU

Your shares may only be redeemed on days on which the funds compute their net asset value. Your redemption requests cannot be processed on days the New York Stock Exchange is closed or on federal holidays which restrict wire transfers.

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X| the NAME of the fund
|X| the NUMBER of shares or the DOLLAR amount of shares to be redeemed |X| SIGNATURES of all registered shareholders exactly as the shares are registered (guaranteed for IRAs)
|X| the ACCOUNT number

All requests received in good order by Firstar Stellar Funds before 3:30 p.m. (Eastern time), will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after Firstar receives a proper redemption request. If you purchase shares using a check and soon after request a redemption, Firstar Stellar Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Your shares will be redeemed at the net asset value next determined after Firstar Stellar Funds receives your redemption request in good order. ACCOUNTS WITH LOW BALANCES Due to the high cost of maintaining accounts with low balances, Firstar Stellar Funds may mail you a notice if your account falls below $1,000 requesting that you bring the account back up to $1,000 or close it out. If you do not respond to the request within 30 days, Firstar Stellar Funds may close the account on your behalf and send you the proceeds. If you have an account through a shareholder service organization, consult your account agreement for information on accounts with low balances.

SIGNATURE GUARANTEES

You will need your signature guaranteed if:
|X| you are redeeming shares from an IRA account
|X| you request a redemption to be made payable to a person not on record with the funds, or
|X| you request that a redemption be mailed to an address other than that on record with the funds

You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

EXCHANGING SHARES
--------------------------------------------------------------------------------

You can exchange shares between the Firstar Stellar Funds within the same class. You also may exchange class C shares (no-load money market funds) for class A or B shares of any Firstar Stellar Fund. However, you may not exchange shares from class B to class C and then to class A.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Keep in mind that some funds may have higher sales charges than other funds and you may have to pay the difference in fee. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee.

The SAI contains more information on exchanges. You may also call 1-800-677-FUND to learn more about exchanges, other Firstar Stellar Funds, or any other Firstar family of funds.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The funds declare dividends on a daily basis and pay them to you on a monthly basis. Unless you provide a written request to receive payments in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind that undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends are earned on the day shares of the fund are purchased. If you are investing through a shareholder service organization, consult your account agreement for dividend payment information. Dividends paid in cash or in additional shares are treated the same for tax purposes.

CAPITAL GAINS

If any of the funds realize capital gains, you could earn more dividends. Capital losses could result in a decrease in dividends for you. If a fund realizes net long-term capital gains (not very common), the fund would distribute them every 12 months.

TAX INFORMATION


The funds will pay no federal income tax because they expect to meet certain Internal Revenue Code requirements. The funds will be treated as single, separate entities for federal income tax purposes so that income (including capital gains, if any) and losses realized by one fund will not be combined for tax purposes with those realized by the other funds. Each of the funds expects its distributions to consist primarily of ordinary income, but for the two tax-free funds, the distributions will be tax-free for the most part. The funds will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.


An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

ADDITIONAL TAX INFORMATION

TREASURY FUND

If you are a shareholder of the TREASURY FUND, unless you are exempt from having to pay federal income taxes, you are required to pay federal income taxes on any dividends and other distributions (including capital gain distributions) you receive.

TAX-FREE MONEY MARKET FUND

INTEREST INCOME ON MUNICIPAL BONDS If you are a shareholder of the TAX-FREE MONEY MARKET FUND, you are not required to pay regular federal income tax on any dividends you receive from the fund that represent net interest income on tax-exempt municipal bonds. However, you may have to pay federal alternative minimum taxes on dividends representing net interest income earned on some municipal bonds.


The alternative minimum tax (AMT) applies when it exceeds the regular federal income tax for the taxable year. AMT is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. The Tax Reform Act of 1986 treats interest on certain private activity bonds as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties.


The fund is permitted to purchase all types of municipal bonds, including private activity bonds. As a result, if the fund purchased any private activity bonds, a portion of the fund's dividends may be treated as a tax preference item. The fund's investment adviser, however, currently has no intention to purchase these types of bonds.

If you are an individual shareholder, your AMT could amount to 28% of your alternative minimum taxable income. If you are a corporate shareholder, all dividends of the fund which represent interest on municipal bonds may be subject to the 20% corporate AMT because the dividends are included in your corporate "adjusted current earnings."

Corporate alternative minimum taxable income includes 75% of the excess pre-tax adjusted current earnings over its alternative minimum taxable income as a tax preference item. Adjusted current earnings are based on the corporation's earnings and profits. Earnings and profits generally include the full amount of any fund dividend. However, alternative minimum taxable income does not include the portion of the fund's dividends attributable to municipal bonds that are not private activity bonds. As a result, the difference will be included in the calculation of the corporation's AMT.

INTEREST INCOME ON TEMPORARY INVESTMENTS If the fund invests in certain temporary investments, you may have to pay regular federal income tax on the dividends you receive. This is because dividends representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Examples of these temporary investments include:

|X| obligations issued by or on behalf of municipal or corporate issuers having the same quality and maturity characteristics as municipal securities purchased by the fund;
|X| instruments issued by banks or other depository institutions which have capital, surplus and undivided profits in excess of $100,000,000 at the time of investment;
|X| repurchase agreements; and
|X| prime commercial paper rated A-1 by S&P's Ratings Group, Prime-1 by Moody's or Fitch or other short-term credit instruments.

OHIO TAX-FREE MONEY MARKET FUND

If you are a shareholder of the OHIO TAX-FREE MONEY MARKET FUND, you may still have to pay taxes on income earned in states other than Ohio. You should consult your tax adviser regarding your investment under state and local laws.

INTEREST INCOME ON MUNICIPAL BONDS As a shareholder of the fund, you are not required to pay federal regular income tax on any dividends you receive from the fund that represent net interest interest on tax-exempt municipal bonds. However, you may have to pay federal alternative minimum taxes on dividends representing net interest income earned on some municipal bonds. You should read the previous discussion on alternative minimum taxable income.

For both corporate and individual shareholders, under Ohio laws, distributions made by the fund will not be subject to Ohio income taxes to the extent that the distributions qualify as exempt interest dividends under the Internal Revenue Code. Also, the distributions must represent:

1. interest on obligations of Ohio or its subdivisions which is exempt from regular federal income tax; or

2. interest or dividends from obligations issued by the U.S. and its territorie or possessions or by any authority, commission or instrumentality of the U.S. which is exempt from state income tax under federal laws.

However, if the fund invests in types of obligations that do not fall in the above categories, you will have to pay Ohio income taxes on the distributions you receive.

For corporate shareholders, distributions made by the fund will not be subject to Ohio corporate franchise tax to the extent that the distributions qualify as exempt interest dividends under the Internal Revenue Code and represent:

1. interest on obligations of Ohio or its subdivisions which is exempt from regular federal income tax; or

2. net interest income from obligations issued by the U.S. and its territories or possessions or by any authority, commission or instrumentality of the U.S. which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio laws to levy a tax on intangible income).

INTEREST INCOME ON TEMPORARY INVESTMENTS If the fund invests in certain temporary investments, you may have to pay regular federal income tax on the dividends you receive. This is because dividends representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Examples of these temporary investments include:

|X| obligations issued by or on behalf of municipal or corporate issuers;
|X| obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
|X| instruments issued by a U.S. bank or other depository institutions which have capital, surplus and undivided profits in excess of $100,000,000 at the time of investment; and
|X| repurchase agreements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables set forth below are intended to help you understand the funds' financial performance for the past 5 years or for the funds' period of operations, as the case may be. Most of the information reflects financial results with respect to a single fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the funds' annual report, which is available upon request.

TREASURY FUND
(Class C Shares1)                                    Period ended November 30,
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
                                                   1999         1998         1997        1996        1995
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00         $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.04         0.05         0.05        0.05        0.05
  Net gains or losses on securities (both           -             -           -           -           -
  realized and unrealized)
  Total from investment operations                 0.04         0.05         0.05        0.05        0.05
LESS DISTRIBUTIONS
  Dividends (from net investment income)          (0.04)       (0.05)       (0.05)      (0.05)      (0.05)
  Distributions (from capital gains)                -             -           -           -           -
  Total distributions                             (0.04)       (0.05)       (0.05)      (0.05)      (0.05)
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                    $1.00         $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
TOTAL RETURN2                                     4.02%         4.69%       4.85%       4.80%       5.23%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period                     $1,049,641    $542,430     $469,400    $829,259    $654,963
  (000's omitted)
  Gross ratio of expenses to average net          1.08%         1.08%       0.93%       0.90%       0.91%
  assets3
  Net ratio of expenses to average net            0.92%         0.88%       0.73%       0.70%       0.71%
  assets4
  Gross ratio of net income to average net        3.82%         4.38%       4.53%       4.49%       4.94%
  assets3
  Net ratio of net income to average net          3.98%         4.58%       4.73%       4.69%       5.14%
  assets4

1 The C class of the Treasury Fund has been operating since April 15, 1989. 2 Based on net asset value.
3 Before waivers.
4 After waivers.


TREASURY FUND
(Class Y Shares1)                                       Period ended November 30,
                                                   1999           1998         1997
---------------------------------------------- -------------- ------------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00         $1.00        $1.00
---------------------------------------------- -------------- ------------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.04           0.05         0.03
  Net gains or losses on securities (both           --             --           --
  realized and unrealized)
  Total from investment operations                 0.04           0.05         0.03
LESS DISTRIBUTIONS
  Dividends (from net investment income)          (0.04)         (0.05)       (0.03)
  Distributions (from capital gains)                --             --           --
  Total distributions                             (0.04)         (0.05)       (0.03)
---------------------------------------------- -------------- ------------- -----------
NET ASSET VALUE, END OF PERIOD                     $1.00         $1.00        $1.00
---------------------------------------------- -------------- ------------- -----------
TOTAL RETURN2                                      4.18%         4.84%        3.37%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period                     $1,766,246     $1,123,144    $659,296
  (000's omitted)
  Gross ratio of expenses to average net           0.93%         0.93%        0.92%3
  assets4
  Net ratio of expenses to average net             0.77%         0.73%        0.72%3
  assets5
  Gross ratio of net income to average net         3.97%         4.53%        4.67%3
  assets4
  Net ratio of net income to average net           4.13%         4.73%        4.87%3
  assets5

1 The Y class of the Treasury Fund has been operating since March 25, 1997. 2 Based on net asset value.
3 Annualized.
4 Before waivers.
5 After waivers.


TAX-FREE MONEY MARKET FUND
(Class C Shares1)                                                 Period ended November 30,
                                                  1999         1998        1997        1996        1995
---------------------------------------------- ------------ ----------- ----------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------ ----------- ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.02         0.03        0.03        0.03        0.03
  Net gains or losses on securities (both          --           --          --          --          --
  realized and unrealized)
  Total from investment operations                0.02         0.03        0.03        0.03        0.03
LESS DISTRIBUTIONS
  Dividends (from net investment income)         (0.02)       (0.03)      (0.03)      (0.03)      (0.03)
  Distributions (from capital gains)               --           --          --          --          --
  Total distributions                            (0.02)       (0.03)      (0.03)      (0.03)      (0.03)
---------------------------------------------- ------------ ----------- ----------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                    $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------ ----------- ----------- ----------- -----------
TOTAL RETURN2                                     2.50%       2.83%       3.02%       2.91%       3.32%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period                     $155,595     $134,556    $126,348    $153,256    $167,356
  (000's omitted)
  Gross ratio of expenses to average net          1.02%       1.05%       0.99%       1.01%       1.01%
  assets3
  Net ratio of expenses to average net           0.76%       0.75%       0.69%       0.70%       0.66%
  assets4
  Gross ratio of net income to average net        2.20%       2.49%       2.66%       2.56%       2.91%
  assets3
  Net ratio of net income to average net          2.46%       2.79%       2.96%       2.87%       3.26%
  assets4

1 The Tax-Free Money Market Fund has been operating since March 15, 1991. 2 Based on net asset value.
3 Before waivers.
4 After waivers.


OHIO TAX-FREE MONEY MARKET FUND
(Class C Shares1)                              Period ended November 30,
                                                  1999        1998
---------------------------------------------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $1.00       $1.00
---------------------------------------------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.03        0.03
  Net gains or losses on securities (both          --          --
  realized and unrealized)
Total from investment operations                  0.03        0.03
LESS DISTRIBUTIONS
  Dividends (from net investment income)         (0.03)      (0.03)
  Distributions (from capital gains)               --          --
Total distributions                              (0.03)      (0.03)
---------------------------------------------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                   $1.00       $1.00
---------------------------------------------- ----------- -----------
TOTAL RETURN2                                     2.67%       2.85%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period                     $64,475     $57,614
  (000's omitted)
  Gross ratio of expenses to average net         1.09%       1.29%3
  assets4
  Net ratio of expenses to average net           0.58%       0.69%3
  assets5
  Gross ratio of net income to average net       2.13%       2.21%3
  assets4
  Net ratio of net income to average net         2.64%       2.81%3
  assets5

1 The Ohio Tax-Free Money Market Fund has been operating since December 2, 1997. 2 Based on net asset value.
3 Annualized
4 Before waivers.
5 After waivers.



                                         FOR MORE INFORMATION

                                         YOU MAY OBTAIN THE FOLLOWING AND OTHER
                                         INFORMATION ON THE FIRSTAR STELLAR
                                         FUNDS FREE OF CHARGE:

                                         ANNUAL AND SEMI-ANNUAL REPORTS TO
                                         SHAREHOLDERS

                                         The annual and semi-annual reports
                                         provide the funds' most recent
                                         financial statements and portfolio
                                         listings. The annual report contains a
                                         discussion of the market conditions and
                                         investment strategies that affected the
                                         funds' performances during the last
                                         fiscal year.

                                         STATEMENT OF ADDITIONAL INFORMATION
                                         (SAI) DATED MARCH 31, 2000

                                         The SAI is incorporated into this
                                         prospectus by reference (i.e., legally
                                         made a part of this prospectus). The
                                         SAI provides more details about the
                                         funds' policies and management.

                                         TO RECEIVE ANY OF THESE DOCUMENTS OR
                                         PROSPECTUSES ON THE FIRSTAR STELLAR
                                         FUNDS:

                                         BY TELEPHONE
                                         1-800-677-FUND

                                         BY MAIL:
                                         Firstar Stellar Funds
                                         c/o Firstar Mutual Fund Services, LLC
                                         P.O. Box 3011
                                         Milwaukee, Wisconsin 53201-3011

                                         ON THE INTERNET:
                                         Text only versions of fund documents
                                         can be viewed online or downloaded
                                         from:  HTTP://WWW.SEC.GOV and
                                         HTTP://WWW.FIRSTARSTELLARFUNDS.COM

                                         You may review and obtain copies of
                                         fund information (including the SAI) at
                                         the SEC Public Reference Room in
                                         Washington, D.C. Please call
                                         1-202-942-8090 for information relating
                                         to the operation of the Public
                                         Reference Room. Copies of the
                                         information may be obtained for a fee
                                         by writing the Public Reference
                                         Section, Securities and Exchange
                                         Commission, Washington, D.C. 20549-6009
                                         or by sending an electronic request to
                                         the SEC at the following e-mail
                                         address: publicinfo@sec.gov.

Investment Company Act File # 811-05762



                                                                      BOND FUNDS

PROSPECTUS
         March 31, 2000

STRATEGIC INCOME FUND
U.S. GOVERNMENT INCOME FUND
INSURED TAX-FREE BOND FUND

                                                                 FIRSTAR
                                                                     STELLAR
                                                                         FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

OVERVIEW.......................................................................3
STRATEGIC INCOME FUND..........................................................4
U.S. GOVERNMENT INCOME FUND....................................................7
INSURED TAX-FREE BOND FUND....................................................10
MANAGEMENT OF THE FUNDS.......................................................13
DISTRIBUTION OF SHARES........................................................14
DESCRIPTION OF CLASSES........................................................14
PRICE OF SHARES...............................................................16
PURCHASING SHARES.............................................................17
SELLING SHARES................................................................19
EXCHANGING SHARES.............................................................20
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...............................21
FINANCIAL HIGHLIGHTS..........................................................22

OVERVIEW
--------------------------------------------------------------------------------

                           GOAL AND STRATEGIES OF THE BOND FUNDS

                           The general goal of the Firstar Stellar bond funds is to provide you with current income by investing in fixed-income securities. The STRATEGIC INCOME FUND attempts to generate high current income by investing in short to long-term, investment grade U.S. government fixed-income securities, corporate fixed-income securities, structured fixed-income securities, international bonds, real estate investment trusts, domestic equity securities and money market securities. The U.S. GOVERNMENT INCOME FUND provides current income and capital appreciation by investing primarily in short to long-term, investment grade securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The INSURED TAX-FREE BOND FUND invests in intermediate to long-term, investment grade insured municipal securities so that most of its annual interest income is exempt from federal income tax.

                           PRINCIPAL RISKS COMMON TO THESE FUNDS The main risks of investing in the funds are:

                           |X| MARKET RISKS: The funds' investments are subject
                               to bond market risk which means that the value of the funds' investments may go up or down. The market value of fixed-income securities is significantly affected by changes in interest rates. Generally, when interest rates decline, the market value rises and when interest rates increase, the market value of fixed-income securities declines. If the value of the funds' investments go down, you may lose money.


                           |X| MATURITY RISKS: The longer a bond's maturity, the
                               greater the risk and the higher its yield.
                               Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


                           |X| BOND SELECTION RISKS: The funds' investments are
                               subject to the risks inherent in individual bond selections. The bonds selected by the investment adviser may decline in value or not increase in value when the bond market in general is rising.

                           |X| CREDIT RISKS: Individual issues of fixed-income
                               securities may also be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations.

AN INVESTMENT IN THE FUNDS    WHO MAY WANT TO INVEST

IS NOT A DEPOSIT OF FIRSTAR   These funds may be appropriate for investors that:
BANK AND IS NOT INSURED OR    |X| wish to invest for the long term
GUARANTEED BY THE FEDERAL     |X| want to earn income on investments considered
DEPOSIT INSURANCE                 more stable than stocks
CORPORATION OR ANY OTHER      |X| are looking for a fixed-income component to
GOVERNMENT AGENCY.                complete their portfolio
                              |X| have long-term goals such as planning for
                                  retirement

                              These funds may not be appropriate for investors that:
                              |X| have short-term financial goals

                              The Statement of Additional Information contains more information about the funds and the types of securities in which they may invest.

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The STRATEGIC INCOME FUND'S investment objective is to generate high current income.

THE FUND'S INVESTMENT CATEGORIES:

1. U.S. government & corporate fixed-income securities
2. International securities
3. Real estate investment trusts
4. Domestic equity securities
5. Money market securities
6. Mortgage and asset-backed securities

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund attempts to achieve its investment goal by investing its assets in a core group of securities as shown in the box to the right. The investment adviser's strategy is to spread the investment portfolio over several securities categories to reduce the impact of any drastic market movements affecting one category. With that in mind, the fund invests approximately 40% of its assets in short to long-term, investment grade U.S. government and corporate fixed-income securities (category 1). The fund invests between 0% to 20% of its assets in each of the other categories (categories 2 through 6). Overall, the fund will have at least 65% of its assets invested in securities that produce income.

To aid in selecting securities, the adviser will use the following techniques:

|X| fundamental and quantitative analysis to select equity securities, which includes examining price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, and average daily trading volume;
|X| use of ratings assigned by nationally recognized statistical rating organizations (when needed);
|X| credit research;
|X| review of issuers' historical performance;
|X| examination of issuers' dividend growth record;
|X| consideration of market trends; and
|X| hedging through the use of options and futures.


When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. deterioration of the credit quality or worthiness of the issuer)? (3) Has the adviser's outlook changed (e.g. the company's market sector experienced negative changes)?


DOMESTIC FIXED-INCOME SECURITIES As noted above, the fund will invest in domestic corporate debt obligations, obligations of the United States, and notes, bonds and discount notes of U.S. government agencies or instrumentalities. The adviser selects bonds based on their potential interest rates and yield in relation to other bonds of similar quality and maturity. The fund will only invest in bonds which are rated Baa or higher by Moody's or rated BBB or higher by S&P or Fitch. If the securities are unrated, the adviser must consider them to be of similar quality to the rated securities before the fund may invest in them.

U.S. GOVERNMENT SECURITIES   The fund may invest in securities issued and/or
guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities. U.S. government securities include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S government agencies or instrumentalities.

INTERNATIONAL SECURITIES The fund may invest in international securities (including other investment companies that invest primarily in international securities). The international securities include equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars. These securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts or International Depositary Receipts (ADRs or IDRs). The international fixed-income and corporate securities include ADRs, IDRs, and government securities of other nations and must be rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the adviser must determine that they are of similar quality to the rated securities before the fund may invest in them.

A REIT (REAL ESTATE INVESTMENT TRUST) IS A MANAGED PORTFOLIO OF REAL ESTATE INVESTMENTS.

REAL ESTATE INVESTMENT TRUSTS The fund may invest in equity or mortgage REITs that produce income. REITs will be diversified by geographic location and by sector (such as shopping malls, apartment building complexes and health care facilities). An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes interest income to its shareholders.

DOMESTIC EQUITY SECURITIES The fund's domestic equity securities consist of high dividend paying common and preferred stocks of U.S. companies listed on the New York or American Stock Exchanges or traded in the over-the-counter market. The companies must have a history of stable earnings and/or growing dividends. The fund may also invest in warrants and securities convertible into common stocks of these U.S. companies.

MONEY MARKET INSTRUMENTS The fund may invest in U.S. and foreign short-term money market instruments, including commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's or F-1 or F-2 by Fitch, bank instruments, obligations of the U.S. government, its agencies or instrumentalities, repurchase agreements, and other unrated short-term instruments that the adviser believes to be of comparable quality to the other obligations in which the fund may invest.

MORTGAGE AND ASSET-BACKED SECURITIES The fund may invest in mortgage-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations and asset-backed securities.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

STOCK MARKET RISKS One of the risks of investing in equity securities is stock market risk. The portion of the fund's portfolio invested in equity securities may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

LIQUIDITY RISKS Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

FOREIGN SECURITIES RISKS The fund can invest in foreign securities, which can carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

HIGH TURNOVER RISKS The fund purchases and sells securities to capture dividends on particular securities. The fund will purchase a security close to its ex-dividend date, thereby entitling the fund to receive the anticipated dividend. The fund will then sell the security after the ex-dividend date. This practice could result in the fund experiencing an annual turnover rate of up to 250%. High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the performance of the fund.


REAL ESTATE INVESTMENT TRUSTS RISKS Some of the risks of equity and mortgage REITs are that they depend on management skills and are not diversified. As a result, REITs are subject to the risk of financing either single projects or any number of projects. REITs depend on heavy cash flow and may be subject to defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by the quality of any credit extended. The adviser tries to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location. The fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.


MORTGAGE AND ASSET-BACKED SECURITIES RISKS The main risk of mortgage and asset-backed securities is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the fund may have to replace the security by investing the proceeds in a lower yielding security. This could reduce the fund's share price and its income distributions.


OPTIONS RISKS The fund may use options for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of options may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


PAST PERFORMANCE


The bar chart and table below illustrate the variability of the STRATEGIC INCOME FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year, five-years, and since inception ended December 31, 1999 compare with a broad measure of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.


Strategic Income Fund - B Shares
Calendar Year Returns as of 12/31

1995      13.24%
1996       5.29%
1997       9.49%
1998      -3.19%
1999      -5.80%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q2     1997      4.59%
WORST QUARTER:        Q3     1999     -2.72%


------------------------------------- --------- ------------ -----------
    AVERAGE ANNUAL TOTAL RETURN        1 Year     5 Years      Since
          THROUGH 12/31/99                                   Inception1
------------------------------------- --------- ------------ -----------
Strategic Income Fund  A Shares         N/A         N/A         N/A
                       B Shares       -10.19%      3.40%       3.78%
Lehman Brothers
Government/Corporate Total Index2      -2.15%      7.61%       7.66%
------------------------------------- --------- ------------ -----------


THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES. FOR UPDATED YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.


1 B Shares commenced operations on December 12, 1994. A shares commenced operations on March 31, 2000. The index shows returns since the inception of the B shares on December 12, 1994.


2 Lehman Brothers Government/Corporate Total Index is an unmanaged index composed of bonds which have maturities of at least one year and are rated investment grade or higher by Moody's, S&P or Fitch, in that order.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------- -------- --------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR          CLASS A  CLASS B
INVESTMENT)
-------------------------------------- -------- --------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES (as a percentage of
offering price)                        4.00%    None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(as a percentage of offering price)1   None     5.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS                None     None
REDEMPTION FEE                         None     None
EXCHANGE FEE                           None     None
-------------------------------------- -------- --------

-------------------------------------- -------- --------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A  CLASS B
-------------------------------------- -------- --------
MANAGEMENT FEES                        0.95%    0.95%
DISTRIBUTION   AND  SERVICE   (12B-1)  0.25%    0.25%
FEES2
OTHER EXPENSES3                        0.50%    0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES   1.70%    1.70%
-------------------------------------- -------- --------

1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."

2 Class A and B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. Currently, the adviser is waiving this fee and neither class A or B shares of the fund are paying or accruing Rule 12b-1 fees. This waiver may be modified or terminated at anytime.

3 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.25% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $566     $914      $1,286     $2,328
CLASS B       $673     $836      $1,123     $2,009
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $566     $914      $1,286     $2,328
CLASS B       $173     $536      $  923     $2,009
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 14.

U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The U.S. GOVERNMENT INCOME FUND'S goal is to provide current income. The fund's second objective is to achieve capital appreciation.

INVESTMENT STRATEGY EXAMPLE:
The adviser may sell 2-year and buy 10-year maturity notes. If interest rates fall, prices for the 10-year note will rise more than the 2-year note. Thus, capital gains are enhanced as well as the fund's total return.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

To achieve its objectives, the fund invests at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities which produce income. The fund attempts to achieve its secondary objective by increasing or decreasing the portfolio's average maturity depending on forecasted interest rates. By varying portfolio maturity lengths in relation to the interest rate forecasts, the adviser seeks to improve the fund's total return. See the investment strategy example to the right.

U.S. GOVERNMENT OBLIGATIONS   The government securities in which the fund
invests include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

|X| the full faith and credit of the U.S. Treasury
|X| the issuer's right to borrow from the U.S. Treasury
|X| the discretionary authority of the U.S. government to purchase certain obligations of its agencies or instrumentalities; or |X| the credit of the agency or instrumentality issuing the obligation.

The fund also considers collateralized mortgage obligations issued by U.S. government agencies or instrumentalities to be U.S. government securities.

Up to 35% of the value of the fund's assets may be invested in:


|X| time and savings deposits       |X| asset-backed securities
|X| mortgage-backed securities      |X| commercial paper
|X| investment grade corporate      |X| debt securities of
    debt obligations                    foreign issuers


DOMESTIC DEBT SECURITIES A small percentage of the fund's assets may be invested in short to long-term, investment grade domestic issues of corporate debt obligations. The corporate debt obligations may have floating or fixed interest rates. At the time the fund purchases the obligation, the securities will be rated in one of the four highest categories by a nationally recognized statistical rating organization (i.e., S&P or Fitch).

U.S. MONEY MARKET INSTRUMENTS The fund may invest in U.S. money market instruments (including commercial paper). The instruments must mature within 270 days and must be rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch. Other types of money market instruments in which the fund may invest are time and savings deposits (including certificates of deposit) in commercial or savings banks. The banks must be insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the FDIC. Foreign branches of FDIC insured banks and banker's acceptances might issue the deposits.

FOREIGN DEBT SECURITIES The fund may invest in debt securities of foreign governments, agencies or supranational institutions. The fund will invest in investment quality debt securities issued by foreign corporations. The securities will be rated in one of the four highest rating categories by a nationally recognized statistical rating organization. If the securities are unrated, the adviser must deem them to be of similar quality to the rated securities before the fund may invest in them.

MORTGAGE AND ASSET-BACKED SECURITIES A small portion of the fund's assets may be invested in mortgage-backed securities including adjustable rate mortgage securities, collateralized mortgage obligations and asset-backed securities.


When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. the security's interest rate is not a favorable as other securities' interest rates)? (3) Has the adviser's outlook changed (e.g. the company's market sector experienced negative changes)?


INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

FOREIGN SECURITIES RISKS The fund can invest in foreign securities, which can carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

MORTGAGE AND ASSET-BACKED SECURITIES RISKS The main risk of mortgage and asset-backed securities is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the fund may have to replace the security by investing the proceeds in a lower yielding security. This could reduce the fund's share price and its income distributions.

LIQUIDITY RISKS Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.


FUTURES AND OPTIONS ON FUTURES RISKS The fund may use futures and options on futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


PAST PERFORMANCE

The bar chart and table below illustrate the variability of the U.S. GOVERNMENT INCOME FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year, five-years, and since the fund's inception ended December 31, 1999 compare with broad measures of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

U.S. Government Income Fund - A Shares
Calendar Year Returns as of 12/31

1994      -3.27%
1995      15.74%
1996       1.73%
1997       9.00%
1998       7.97%
1999      -3.16%

Sales charges are not reflected on the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q2     1995      4.87%
WORST QUARTER:        Q1     1996     -2.84%


------------------------------------- --------- -------- -----------
    AVERAGE ANNUAL TOTAL RETURN                            Since
          THROUGH 12/31/99             1 Year   5 Years   inception1
------------------------------------- --------- -------- -----------
U.S. Government Income Fund
                        A Shares      -6.57%     5.29%     4.44%
                        B Shares       -7.77%     N/A      -0.18%
Lehman Brothers
Government/Corporate Total Index2      -2.15%    7.61%     6.43%
Lipper U.S. Government Fund            -3.02%    6.51%     4.94%
Average3
------------------------------------- --------- -------- -----------



THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECTS THE SALES CHARGES. FOR UPDATED YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.


1 A Shares commenced operations on January 5, 1993. B Shares commenced operations on April 27, 1998. The indices show returns since the inception of the A Shares on January 5, 1993.

2 Lehman Brothers Government/Corporate Total Index is an unmanaged index composed of bonds which have maturities of at least one year and are rated investment grade or higher by Moody's, S&P or Fitch, in that order.


3 The Lipper U.S. Government Fund Average shows the performance of a category of mutual funds with similar goals to those of the fund.


FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------- --------- --------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR          CLASS A   CLASS B
INVESTMENT)
-------------------------------------- --------- --------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES (as a percentage of
offering price)                        4.00%     None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(as a percentage of offering price)1   None      5.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS                None      None
REDEMPTION FEE                         None      None
EXCHANGE FEE                           None      None
-------------------------------------- --------- --------

-------------------------------------- --------- --------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A   CLASS B
-------------------------------------- --------- --------
MANAGEMENT FEES                        0.60%     0.60%
DISTRIBUTION   AND  SERVICE   (12B-1)  0.25%     0.25%
FEES2
OTHER EXPENSES3                        0.48%     0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES   1.33%     1.33%
-------------------------------------- --------- --------


1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."


2 Class A and B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. Currently, the adviser is waiving this fee and neither class A or B shares of the fund are paying or accruing Rule 12b-1 fees. This waiver may be modified or terminated at anytime.

3 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.23% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $530     $805      $1,100     $1,937
CLASS B       $635     $721      $   929    $1,601
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:


------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $530     $805      $1,100     $1,937
CLASS B       $135     $421      $  729     $1,601
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 14.


INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The INSURED TAX-FREE BOND FUND seeks to provide current income exempt from federal income tax by primarily purchasing insured municipal bonds.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

Under normal circumstances, the fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and not subject to the alternative minimum tax. Usually, at least 65% of the value of the fund's assets are invested in intermediate to long-term, investment grade municipal securities that are insured as to timely payment. All tax-exempt interest income earned by the fund will remain tax-free when it is distributed to you.

                        EXAMPLES OF MUNICIPAL SECURITIES
|X| tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues
|X| bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds
|X| municipal commercial paper and other short-term notes
|X| variable rate demand notes
|X| municipal bonds and leases
|X| construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations
|X| participation interests in any of the above

Municipal securities are debt obligations issued by or on behalf of the states, territories and other possessions of the United States that have income exempt from federal income tax. If you are subject to alternative minimum tax (AMT), you may be required to pay AMT if the fund invests in securities subject to AMT. However, no more than 20% of the fund's income will be subject to AMT.

Municipal securities are generally issued to finance public works, such as:
|X| airports            |X| bridges    |X| hospitals
|X| highways            |X| housing    |X| schools
|X| mass transportation |X| water      |X| streets
    projects                and sewer
                            works

Municipal securities are also issued to:
|X| repay outstanding obligations
|X| raise funds for general operating expenses
|X| make loans to other public institutions and facilities

The fund's investment adviser looks for certain qualities when investing in municipal securities. These include:

1. rated investment grade, or in other words, rated within the four highest rating categories by a nationally recognized statistical rating organization (NRSRO) such as Aaa, Aa, A or Baa by Moody's Investors Service, Inc. or AAA, AA, A, or BBB by Standard and Poor's, Fitch IBCA, Inc. or Duff & Phelps Credit Rating Co.;
2. insured by a municipal bond insurance company which is in the top rating category by an NRSRO;
3. guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;
4. fully collateralized by an escrow of U.S. government securities; or
5. determined to be of comparable quality to the above rating categories by the fund's adviser if the security is unrated.

The municipal securities purchased by the fund are covered by insurance which guarantees the timely payment of principal at maturity and interest on the securities. These insured municipal securities are either: (1) covered by an insurance policy applicable to a particular security, or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the fund.

The fund will require or obtain municipal bond insurance when it purchases municipal securities that are not up to the fund's quality standards. The fund may also require or obtain municipal bond insurance for specific municipal securities held or purchased if the insurance would benefit the fund by improving the portfolio quality, for example.


PARTICIPATION INTERESTS The fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. The fund invests in these sorts of participation interests in order to obtain credit enhancement or demand features that would not be available by directly owning the underlying municipal securities. Credit enhanced securities are investments backed by a guaranty, letter of credit or insurance. They ensure that participation interests are of high quality.


VARIABLE RATE MUNICIPAL SECURITIES The fund may invest in variable rate municipal securities (i.e., securities that have variable or floating interest rates). These securities provide the fund with the right to tender the securities for repurchase at the stated principal amount plus accrued interest. These securities usually bear interest at a rate that allow the securities to trade at par. Most variable rate municipal securities allow the fund to demand the repurchase of the security on not more than 7 days' notice. Other variable rate municipal securities do not have this demand feature or the demand feature is longer than 7 days. Those securities may be considered illiquid. The adviser will use the above quality standards to buy variable rate municipal securities.


MUNICIPAL LEASES The fund may also invest in municipal leases (i.e., obligations issued by state and local governments to finance the acquisition of equipment and facilities). Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest. Municipal leases may be considered illiquid.


INDUSTRIAL DEVELOPMENT BONDS The fund also invests in industrial development bonds, another type of municipal security, issued by or on behalf of public authorities. IDBs are used to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The fund may invest more than 25% of its assets in various IDBs as long as they are not from the same facility or similar types of facilities or projects.

TEMPORARY INVESTMENTS The fund may invest up to 100% of its assets in tax-exempt or taxable short-term temporary investments to respond to adverse market, economic, political or other conditions. These temporary investments include tax-exempt variable and floating rate demand notes, temporary municipal securities, U.S. obligations, etc. Although the fund is permitted to make taxable, temporary investments, the adviser currently does not intend to generate income subject to federal regular income tax. There are no applicable rating requirements to temporary investments with the exception of temporary municipal securities. These securities are subject to the same rating requirements as all other municipal securities in which the fund invests. However, for other temporary investments, the adviser will have to determine whether the securities are of comparable quality to the rated securities before investing. To the extent the fund invests in such temporary investments, the fund may not achieve its investment objective.


When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. deterioration of the credit quality or worthiness of the issuer)? (3) Has the adviser's outlook changed (e.g. the company's market sector experienced negative changes)?


INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

MUNICIPAL SECURITIES RISKS The yield of municipal securities depends on a variety of factors. The investment adviser must consider the general conditions of the money market and the taxable and municipal securities markets. The adviser must also weigh the size of the particular offering, the maturity of the obligations and the rating of the issue. The ability of the fund to achieve its investment objective also depends on the ability of the issuers of the municipal securities and demand features, or the credit enhancers of either to continue to meet their obligations for the payment of interest and principal when due. Further, any adverse economic conditions or developments affecting the states or municipalities could negatively impact the fund's portfolio.

TAX RISKS The fund may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

CONCENTRATION RISKS The fund may invest more than 25% of its assets in industrial development bonds. The fund does not invest that amount in the same facility or project. However, if the adviser chooses to concentrate those investments in the same industry or state, the shares of the fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.


FUTURES AND OPTIONS ON FUTURES RISKS The fund may use futures and options on futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


PAST PERFORMANCE

The bar chart and table below illustrate the variability of the INSURED TAX-FREE BOND FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year and since inception ended December 31, 1999 compare with those of a broad measure of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Insured Tax-Free Bond Fund - A Shares
Calendar Year Returns as of 12/31

1997       8.29%
1998       5.81%
1999      -1.85%

Sales charges are not reflected on the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q3     1998      3.35%
WORST QUARTER:        Q2     1999     -1.99%

---------------------------------------- ---------- ----------
      AVERAGE ANNUAL TOTAL RETURN                     Since
           THROUGH 12/31/99               1 Year    Inception1
---------------------------------------- ---------- ----------
Insured Tax-Free Bond Fund   A Shares     -6.24%      2.51%
                             B Shares       N/A        N/A
Lehman Brothers Ten Year Insured Bond
Index2                                    -1.35%      4.73%
Lipper Insured Municipal Debt Fund
Average3                                  -1.28%      4.29%
---------------------------------------- ---------- ----------


THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES. FOR UPDATED YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.


1 A Shares commenced operations on December 30, 1996. B Shares commenced operations on March 31, 2000. The indices show returns since the inception of the A shares on December 30, 1996.

2 The Lehman Brothers Ten Year Insured Bond Index is an unmanaged index that reflects the total performance of the insured bond sector. Securities in the Index must have maturaties between 8 and 12 years.


3 The Lipper Insured Municipal Debt Fund Average shows the performance of a category of mutual funds with similar goals to those of the fund.


FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------- --------- ---------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR           CLASS A   CLASS B
INVESTMENT)
--------------------------------------- --------- ---------
MAXIMUM SALES CHARGE (LOAD) IMPOSED      4.00%      None
ON PURCHASES (as a percentage of
offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)1     None     5.00%
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED       None      None
ON REINVESTED DIVIDENDS
REDEMPTION FEE                            None      None
EXCHANGE FEE                              None      None
--------------------------------------- --------- ---------


--------------------------------------- --------- ---------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)     CLASS A   CLASS B
--------------------------------------- --------- ---------
MANAGEMENT FEES2                          0.75%     0.75%
DISTRIBUTION AND SERVICE (12B-1) FEES3    0.25%     0.75%
OTHER EXPENSES4                           0.47%     0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.47%     1.97%
--------------------------------------- --------- ---------


1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."


2 The amount shown indicates the maximum fee the investment adviser can charge. The investment adviser voluntarily waives a portion of the investment management fee each year. The adviser can modify or terminate this voluntary waiver at anytime. Currently with the waiver, the effective management fee is 0.55% of average daily net assets.

3 Class A shares are subject to a Rule 12b-1 fee of up to 0.25% of average daily net assets. Class B shares are subject to a Rule 12b-1 fee of up to 0.75% of average daily net assets. Currently, the adviser is waiving these fees and neither class A or B shares of the fund are paying or accruing Rule 12b-1 fees. This waiver may be modified or terminated at anytime.

4 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.22% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.


EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:


1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gains distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $544     $846      $1,171     $2,087
CLASS B       $700     $918      $1,262     $2,296
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $544     $846      $1,171     $2,087
CLASS B       $200     $618      $1,062     $2,296
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 14.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Firstar Investment Research & Management Company, LLC (FIRMCO), a wholly owned subsidiary of Firstar Corporation, is the investment adviser for the funds. Prior to April 1, 2000, the funds were managed by the Capital Management Division of Firstar Bank, N.A., which is also a wholly owned subsidiary of Firstar Corporation. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. Management of the funds was not affected by this consolidation. The investment decisions made by FIRMCO are subject to direction of the funds' board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the funds and is responsible for the purchase and sale of securities for the funds' portfolios. The adviser receives an annual fee from each fund for its services as follows:

THE AMOUNTS SHOWN REPRESENT A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET
ASSETS.

                                          BEFORE    AFTER
                                          WAIVERS   WAIVERS
----------------------------------------- --------- --------
Strategic Income Fund                     0.95%     0.95%
U.S. Government Income Fund               0.60%     0.60%
Insured Tax-Free Bond Fund                0.75%     0.55%
----------------------------------------- --------- --------


FIRMCO, located at the Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $50 billion in assets under management.


PORTFOLIO MANAGERS


KIRK F. MENTZER, a Vice-President and Director of Fixed Income Research for the Capital Management Division of Firstar Bank since 1992, has been employed by Firstar Bank and FIRMCO in various capacities since 1989. Mr. Mentzer has managed the U.S. GOVERNMENT INCOME FUND since its inception in January 1993. He has also managed the domestic and structured fixed-income components of STRATEGIC INCOME FUND since its inception in December 1994 and the cash equivalent components of the Firstar Stellar Funds since June 1998. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.



DONALD L. KELLER, Senior Vice President and Chief Investment Officer of Firstar Bank and FIRMCO since 1998, has been employed by Firstar Bank in various capacities since 1982. Mr. Keller has managed the domestic equity component of the STRATEGIC INCOME FUND since March 1999. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He also earned his Masters in Finance from Xavier University.



PETER MERZIAN manages the INSURED TAX-FREE BOND FUND. Mr. Merzian joined Firstar in 1993 and has 12 years of investment management experience. During the past five years, Mr. Merzian has been a senior associate with Mississippi Valley Advisors, Inc. where he was the lead portfolio manager for three tax-exempt bond funds. He has managed the fund since February 14, 2000.



FUND ADMINISTRATION, FUND ACCOUNTING, DIVIDEND DISBURSEMENT AND CUSTODY
SERVICES

Firstar Mutual Fund Services, LLC, an affiliate of the funds' investment adviser, provides administrative, accounting and dividend disbursement services to the Firstar Stellar Funds and is located in Milwaukee, Wisconsin. Firstar Bank N.A., serves as custodian for the funds.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

Edgewood Services, Inc. is the distributor for shares of the funds. Edgewood is based in Pittsburgh, Pennsylvania and is the distributor for a number of investment companies around the country.

RULE 12B-1 PLAN

The funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, class A and B shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Edgewood (some class B shares may pay up to 0.75% of average daily net assets). Edgewood uses this fee to finance activities that promote the sale of the funds' shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

Whenever Edgewood deems it appropriate, Edgewood may, from time to time, voluntarily reduce its compensation under the Rule 12b-1 Plan to the extent expenses of the shares exceed a certain limit. Rule 12b-1 fees are paid out of fund assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Edgewood may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own shares of the funds. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. Edgewood will determine the schedule of such fees and the basis upon which such fees will be paid.

DESCRIPTION OF CLASSES
--------------------------------------------------------------------------------


Firstar Stellar Funds offers four classes of shares - class A, B, C and Y shares. Class C shares are only offered with the money market fund and discussed in the money market prospectus. Class Y shares are offered with certain money market and stock funds and are discussed in those prospectuses. To receive a copy of the money market or stock funds prospectus, please call 1-800-677-FUND.


CLASS A SHARES

Class A shares are regular retail shares and may be purchased by individuals or IRAs. With class A shares, you will pay a sales charge when you invest unless you qualify for a waiver of the sales charge. Certain class A shares also impose a Rule 12b-1 fee (as discussed previously) which is assessed against the shares of the fund. WHAT SHARES COST - CLASS A SHARES If you purchase class A shares of the funds, you will pay the net asset value next determined after your order is received PLUS a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:


------------------ ------------------ ------------------- ------------------
                    SALES CHARGE AS   SALES CHARGE AS A        DEALERS
    AMOUNT OF       A % OF OFFERING     % OF NET ASSET    REALLOWANCE AS A
   TRANSACTION          PRICE              VALUE          % OF OFFERING PRICE
------------------ ------------------ ------------------- ------------------
LESS THAN $50,000        4.00%              4.17%               3.75%
------------------ ------------------ ------------------- ------------------
$50,000 TO
$99,999                  3.50%              3.63%               3.25%
------------------ ------------------ ------------------- ------------------
$100,000 TO
$249,999                 3.00%              3.09%               2.75%
------------------ ------------------ ------------------- ------------------
$250,000 TO
$499,999                 2.50%              2.56%               2.25%
------------------ ------------------ ------------------- ------------------
$500,000 TO
$999,999                 2.00%              2.04%               1.75%
------------------ ------------------ ------------------- ------------------
$1,000,000 AND
ABOVE                    0.50%              0.50%               0.40%
------------------ ------------------ ------------------- ------------------


NOTE: Sales charges are not imposed on shares purchased with reinvested dividends.

WAIVERS - CLASS A SHARES

The following persons will not have to pay a sales charge on class A shares:

|X| Employees and retired employees of Firstar Bank or its affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;

|X| Firstar trust customers of Firstar Corporation and its subsidiaries; and


|X| non-trust customers of financial advisers.


REDUCING YOUR SALES CHARGE - CLASS A SHARES

You can reduce the sales charge on purchases of class A shares by:

|X| purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

|X| signing a letter of intent that you intend to purchase more than $100,000 worth of shares over the next 13 months;

|X| using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days; and

|X| combining concurrent purchases of class A shares from different funds.

CLASS B SHARES

Class B shares are regular retail shares and may be purchased by individuals or IRAs. With class B shares, a sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your class B shares within six full years of the date you purchased, a contingent deferred sales charge
(CDSC) may be charged by the funds' distributor. Certain class B shares also impose a Rule 12b-1 fee.

WHAT SHARES COST - CLASS B SHARES

------------------------------ -------------------------------
     YEAR OF REDEMPTION             CONTINGENT DEFERRED
       AFTER PURCHASE                   SALES CHARGE
------------------------------ -------------------------------
          1 OR LESS                         5.0%
            1 - 2                           4.0%
            2 - 3                           3.0%
            3 - 4                           3.0%
            4 - 5                           2.0%
            5 - 6                           1.0%
         MORE THAN 6                        None
------------------------------ -------------------------------

If you purchase class B shares of any of the funds, you will pay the net asset value next determined after your order is received. There is no sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge on class B shares at the time you redeem. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in the amount indicated by the table below:

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1. shares of the fund you purchased by reinvesting your dividends and long-term capital gains
2. shares of a fund you held for more than six full years from the date of purchase
3. shares of a fund you held for fewer than six full years on a first-in, first-out basis


A redemption made under the Systematic Withdrawal Plan (see "Selling Shares") will not be assessed the CDSC as long as it does not amount to more than 10% of your initial balance. CDSC is also not charged on:



|X| shares purchased by reinvesting your dividends or distributions of short or long-term capital gains;

|X| shares held for more than six full years after purchase;

|X| redemptions made following death or disability (as defined by the IRS);

|X| redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2 years old or older; or

|X| redemptions made in shareholder accounts that do not have the required minimum balance.


WAIVERS - CLASS B SHARES

The following persons will not have to pay the CDSC on class B shares:

|X| Employees and retired employees of Firstar Bank or its affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;

|X| Firstar trust customers of Firstar Corporation and its subsidiaries; and


|X| non-trust customers of financial advisers.


PRICE OF SHARES
--------------------------------------------------------------------------------

HOW NAV IS DETERMINED

The net asset value (NAV) is calculated by taking the value of the fund's assets, including interest on dividends accrued, but not yet collected, less all liabilities and dividing the result by the number of shares outstanding. The net asset value for each fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days the New York Stock Exchange is not open, which currently includes the following holidays:

New Year's Day                  Good Friday                 Labor Day
Martin Luther King, Jr.'s Day   Memorial Day                Thanksgiving Day
Presidents' Day                 Independence Day            Christmas Day

                                     NAV =

                              ASSETS - LIABILITIES
                              --------------------
                              # outstanding shares

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the funds' portfolio securities are determined as follows:

1. FOR EQUITY SECURITIES: according to the last sale price on a national securities exchange, if applicable.

2. IN THE ABSENCE OF RECORDED SALES FOR LISTED EQUITY SECURITIES: according to the mean between the last closing bid and asked prices.

3. FOR UNLISTED EQUITY SECURITIES: latest bid prices.

4. FOR BONDS AND OTHER FIXED-INCOME SECURITIES: as determined by an independent pricing service.

5. FOR SHORT-TERM OBLIGATIONS: according to the mean between bid and asked prices as furnished by an independent pricing service.

6. FOR SHORT-TERM OBLIGATIONS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE: at amortized cost.

7. FOR ALL OTHER SECURITIES: at fair value as determined in good faith by the funds' board of trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing the net asset value, the funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's board of trustees, although the actual calculation may be done by others.

PURCHASING SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


To open an account, first determine if you are buying class A or B shares (see "Description of Classes"). The minimum initial investment amounts for each class of shares are as follows. Additional investments may be made in any amount.


------------------------------------------------------------
                   Class A and B Shares
------------------------------------------------------------
|X|  $1,000 for individuals

|X| $1,000 for trust or institutional customers of Firstar Bank ($1,000 may be determined by combining the amount in all mutual fund accounts you maintain with Firstar Bank)

|X|  $500 for Education IRA customers

|X|  $25 for Firstar Bank employees and members of
     their immediate family, and persons contributing to
     SIMPLE IRAs
------------------------------------------------------------

TIMING OF REQUESTS

The price per share will be the next asset value next computed after the time your request is received in good order and accepted by the funds or the funds' authorized agent. All requests received in good order by the funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X| the NAME of the fund
|X| the DOLLAR amount of shares to be purchased
|X| purchase application or investment stub
|X| check payable to Firstar Stellar Funds

RECEIPT OF ORDERS

Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.

METHODS OF BUYING
----------------------------------- ------------------------------------------------- ----------------------------------------------
                                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY TELEPHONE               Call Firstar Stellar Funds at 1-800-677-FUND to   Call Firstar Stellar Funds at 1-800-677-FUND
         (FIRSTAR BANK CUSTOMERS    place the order.  (Note: For security reasons,    to place the order.  (Note: For security
         ONLY)                      requests by telephone will be recorded.)          reasons, requests by telephone will be
                                                                                      recorded.)
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY MAIL                    Make your check payable to "Firstar Stellar       Fill out the investment stub from an account
                                    Funds."  Forward the check and your application   statement, or indicate the fund name and
                                    to the address below.  No third party checks      account number on your check.  Make your
                                    will be accepted.  If your check is returned      check payable to "Firstar Stellar Funds."
                                    for any reason, a $25 fee will be assessed        Forward the check and stub to the address
                                    against your account.                             below.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY FEDERAL FUNDS WIRE      Forward your application to Firstar Stellar       Call Firstar Stellar Funds at 1-800-677-FUND
                                    Funds at the address below.  Call                 to notify of incoming wire.  Use the
                                    1-800-677-FUND to obtain an account number.       following instructions:
                                    Wire funds using the instructions to the right.
                                                                                      Firstar Bank, N.A.
                                                                                      Milwaukee, WI  53202
                                                                                      ABA #:  075000022
                                                                                      Credit:  Firstar Mutual Fund Services, LLC
                                                                                      Account #:  112-952-137
                                                                                      Further Credit: (name of fund, share class)
                                                                                                      (name/title on the account)
                                                                                                      (account #)
                                                                                     The fund and its transfer agent are not
                                                                                     responsible for the consequences of delays
                                                                                     resulting from the banking or Federal Reserve
                                                                                     Wire system, or from incomplete wiring
                                                                                     instructions.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      AUTOMATIC INVESTMENT PLAN  Open a fund account with one of the other        If you didn't set up an automatic investment
                                    methods. If by mail, be sure to include your     plan with your original application, call
                                    checking account number on the appropriate       Firstar Stellar Funds at 1-800-677-FUND.
                                    section of your application and enclose a        Additional investments (minimum of $25 per
                                    voided check or deposit slip with initial        period) will be taken automatically monthly
                                    purchase application.                            or quarterly from your checking account.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      THROUGH SHAREHOLDER        To purchase shares for another investor, call     To purchase shares for another investor,
         SERVICE ORGANIZATIONS      Firstar Stellar Funds at 1-800-677-FUND.          call Firstar Stellar Funds at 1-800-677-FUND.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY EXCHANGE                Call 1-800-677-FUND to obtain exchange            Call 1-800-677-FUND to obtain exchange
                                    information.  See "Exchanging Shares."            information.  See "Exchanging Shares."
----------------------------------- ------------------------------------------------- ----------------------------------------------

ADDRESS FOR FIRSTAR STELLAR FUNDS

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                    BY OVERNIGHT DELIVERY
Firstar Stellar Funds                      Firstar Stellar Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 3011                              615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin  53201-3011           Milwaukee, Wisconsin  53202

NOTE: The funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the funds.

SELLING SHARES
--------------------------------------------------------------------------------

METHODS OF SELLING
---------------------------------- -----------------------------------------------------------------------------------
                                   TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY TELEPHONE              Call Firstar Stellar Funds at 1-800-677-FUND to sell shares.
                                   (NOTE:  For security reasons, requests by telephone will be recorded.)
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY MAIL                   Send a letter instructing the Firstar Stellar Funds to redeem the dollar amount or number of shares you wish.  The letter should contain the fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your account is an IRA, signatures must be guaranteed and your request must indicate whether or not 10% withholding should apply.  Requests submitted without an election whether or not to withhold will be subject to withholding.
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY FEDERAL FUNDS WIRE     Call Firstar Stellar Funds at 1-800-677-FUND to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.
---------------------------------- -----------------------------------------------------------------------------------
|X|      SYSTEMATIC WITHDRAWAL     Call Firstar Stellar Funds at 1-800-677-FUND to arrange for regular monthly or
         PLAN                      quarterly fixed withdrawal payments.  The minimum payment you may receive is $25 per period. Note that this plan may deplete your investment and affect your income or yield. Also, it isn't wise to make purchases of class B shares while participating in this plan because of the sales charges.
---------------------------------- -----------------------------------------------------------------------------------
|X|      SHAREHOLDER SERVICE       Consult your account agreement for information on redeeming shares.
         ORGANIZATION
---------------------------------- -----------------------------------------------------------------------------------

|X|      BY EXCHANGE               Call 1-800-677-FUND to obtain exchange information.  See "Exchanging Shares" for further information.

---------------------------------- -----------------------------------------------------------------------------------

All requests received in good order by Firstar Stellar Funds before 3:30 p.m. (Eastern time), will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after Firstar receives a proper redemption request. If you purchase shares using a check and soon after request a redemption, Firstar Stellar Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).


When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X| the NAME of the fund
|X| the NUMBER of shares or the DOLLAR amount of shares to be redeemed |X| SIGNATURES of all registered shareholders exactly as the shares are registered (guaranteed for IRAs)
|X| the ACCOUNT number


VALUE OF SHARES SOLD

Your shares will be redeemed at the net asset value next determined after Firstar Stellar Funds receives your redemption request in good order. In the case of class B shares, the applicable contingent deferred sales charge will be subtracted from your redemption amount or your account balance, per your instructions.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, Firstar Stellar Funds may mail you a notice if your account falls below $1,000 requesting that you bring the account back up to $1,000 or close it out. If you do not respond to the request within 30 days, Firstar Stellar Funds may close the account on your behalf and send you the proceeds. If you have an account through a shareholder service organization, consult your account agreement for information on accounts with low balances.

SIGNATURE GUARANTEES

You will need your signature guaranteed if:

|X| you are redeeming shares from an IRA account
|X| you request a redemption to be made payable to a person not on record with the funds, or
|X| you request that a redemption be mailed to an address other than that on record with the funds

You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

EXCHANGING SHARES
--------------------------------------------------------------------------------

You can exchange shares between the Firstar Stellar Funds within the same class. You also may exchange class C shares (no-load money market funds) for class A or B shares of any Firstar Stellar Fund. However, you may not exchange shares from class B to class C and then to class A.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Keep in mind that some funds may have higher sales charges than other funds and you may have to pay the difference in fee. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee.

REINSTATEMENT PRIVILEGE


If you sell shares of a Firstar Stellar Fund or any Firstar family of funds, you may reinvest some or all of the proceeds in class A shares of any Firstar Stellar Fund within 60 days without a sales charge, as long as you notify the transfer agent or your shareholder service organization at the time you reinvest. All accounts involved must have the same shareholder registration. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.


The SAI contains more information on exchanges. You may also call 1-800-677-FUND to learn more about exchanges, other Firstar Stellar Funds, or any other Firstar family of funds.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS

The INSURED TAX-FREE BOND FUND declares and pays dividends on a monthly basis. The U.S. GOVERNMENT INCOME FUND and the STRATEGIC INCOME FUND declare dividends on a daily basis, but pay dividends on a monthly basis.

Unless you provide a written request to receive payments in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends paid in cash or in additional shares are treated the same for tax purposes.

If any of the funds realize capital gains, they will be distributed once every 12 months.

TAX INFORMATION

The funds will pay no federal income tax because they expect to meet certain Internal Revenue Code requirements. The funds will be treated as single, separate entities for federal income tax purposes so that income (including capital gain, if any) and losses realized by one fund will not be combined for tax purposes with those realized by the other funds.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. All dividends paid by the funds and distributions of net realized short-term capital gains are taxable as ordinary income. Distributions paid by a fund from net realized long-term capital gains are taxable as long-term capital gain. The capital gain holding period and the applicable tax rate is determined by the length of time a fund has held the security and not the length of time that you have held shares in the fund. The funds expect that, because of their investment objectives, distributions will consist primarily of ordinary income. Each fund will provide you with detailed tax information for reporting purposes.


An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

The funds will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.

ADDITIONAL TAX INFORMATION -- INSURED TAX-FREE BOND FUND


INTEREST INCOME ON MUNICIPAL BONDS If you are a shareholder of the INSURED TAX-FREE BOND FUND, you are not required to pay federal regular income tax on any dividends you receive from the fund that represent net interest income on tax-exempt municipal bonds. However, shareholders of the fund may be required to pay federal alternative minimum taxes on dividends representing net interest income earned on some municipal bonds.

The alternative minimum tax (AMT) applies when it exceeds the regular federal income tax for the taxable year. AMT is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. The Tax Reform Act of 1986 treats interest on certain private activity bonds as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds that finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties.


The fund is permitted to purchase all types of municipal bonds, including private activity bonds. As a result, if the fund purchases any private activity bonds, a portion of the fund's dividends may be treated as a tax preference item.


INTEREST INCOME ON TEMPORARY INVESTMENTS Dividends of the fund representing net interest income earned on some temporary investments and any net realized short-term gains are taxed as ordinary income. Dividends are treated the same for tax purposes whether they are received in cash or as additional shares. Distributions paid by a fund from net realized long-term capital gains are taxable as long-term capital gains. The capital gain holding period and the applicable tax rate is determined by the length of time a fund has held the security and not the length of time that you have held shares in the fund.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables set forth below are intended to help you understand the funds' financial performance for the past 5 years or for the funds' period of operations, as the case may be. Most of the information reflects financial results with respect to a single fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the funds' annual report, which is available upon request.

STRATEGIC INCOME FUND
(Class B Shares1)                                             Period ended November 30,
                                                  1999         1998        1997       1996       1995
---------------------------------------------- ------------ ------------ ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $9.62       $10.67      $10.50     $10.53     $10.00
---------------------------------------------- ------------ ------------ ---------- ---------- ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.64         0.72        0.73       0.73       0.69
   Net gains or losses on securities (both       (1.10)       (0.94)       0.18      (0.04)      0.55
   realized and unrealized)
   Total from investment operations              (0.46)       (0.22)       0.91       0.69       1.24
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.63)       (0.73)      (0.74)     (0.72)     (0.67)
   Distributions in excess of net investment     (0.01)         --          --         --         --
   income
   Distributions (from capital gains)              --         (0.10)        --         --       (0.04)
   Distributions in excess of net realized         --           --          --         --       (0.00)7
   gain on investments and options2
   Total distributions                           (0.64)       (0.83)      (0.74)     (0.72)     (0.71)
---------------------------------------------- ------------ ------------ ---------- ---------- ----------
NET ASSET VALUE, END OF PERIOD                    $8.52        $9.62      $10.67     $10.50     $10.53
---------------------------------------------- ------------ ------------ ---------- ---------- ----------
TOTAL RETURN3                                    (4.99)%      (2.16)%      9.02%      6.99%     12.71%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period                      $160,605     $202,354  $179,413   $110,775    $47,513
   (000's omitted)
   Gross ratio of expenses to average net         1.44%        1.46%       1.46%      1.56%     1.77%4
   assets5
   Net ratio of expenses to average net           1.28%        1.26%       1.26%      1.36%     1.47%4
   assets6
   Gross ratio of net income to average net       6.79%        6.99%       6.93%      7.06%     7.11%4
   assets5
   Net ratio of net income to average net         6.95%        7.19%       7.13%      7.26%     7.41%4
   assets6
   Portfolio turnover rate                         73%         146%        142%       201%       258%

1 The date of initial public investment for class B shares was December 12,
  1994.
2 Distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.
3 Based on net asset value, which does not reflect the contingent deferred sales charge, if applicable.
4 Annualized.
5 Before waivers.
6 After waivers.
7 Less than one cent per share.

U.S. GOVERNMENT INCOME FUND
(Class A Shares1)                                                 Period ended November 30,
                                                      1999       1998        1997       1996        1995
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.18      $9.87      $9.83       $9.98      $9.24
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.52       0.56        0.57       0.57        0.60
   Net gains or losses on securities (both           (0.76)      0.30        0.04      (0.15)       0.74
   realized and unrealized)
   Total from investment operations                  (0.24)      0.86        0.61       0.42        1.34
LESS DISTRIBUTIONS
   Dividends (from net investment income)            (0.52)     (0.55)      (0.57)     (0.57)      (0.60)
   Distributions (from capital gains)                  --         --          --         --          --
   Total distributions                               (0.52)     (0.55)      (0.57)     (0.57)      (0.60)
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
NET ASSET VALUE, END OF PERIOD                       $9.42      $10.18      $9.87       $9.83      $9.98
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
TOTAL RETURN2                                       (2.34)%      9.00%      6.46%       4.46%      14.90%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)        $162,523   $148,773    $137,445   $138,874    $109,666
   Gross ratio of expenses to average net assets3    1.09%       1.11%      1.09%       1.12%      1.12%
   Net ratio of expenses to average net assets4      0.93%       0.91%      0.89%       0.92%      0.92%
   Gross ratio of net income to average net          5.22%       5.31%      5.68%       5.68%      6.03%
   assets3
   Net ratio of net income to average net assets4    5.38%       5.51%      5.88%       5.88%      6.23%
   Portfolio turnover rate                            122%        88%        140%       158%        236%

1 The date of initial public investment for class A shares was January 5, 1993.
  For the period from November 30, 1992 (start of business) to January 4, 1993, all income was distributed to Federated Services Corp., the administrator at the time.
2 Based on net asset value, which does not reflect the sales charge, if applicable.
3 Before waivers.
4 After waivers.

U.S. GOVERNMENT INCOME FUND
(Class B Shares1)                              Period ended November 30,
                                                  1999      1998
---------------------------------------------- ----------- --------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.18     $9.89
---------------------------------------------- ----------- --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.52      0.36
   Net gains or losses on securities (both       (0.76)     0.29
   realized and unrealized)
   Total from investment operations              (0.24)     0.65
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.52)    (0.36)
   Distributions (from capital gains)              --        --
   Total distributions                           (0.52)    (0.36)
---------------------------------------------- ----------- --------
NET ASSET VALUE, END OF PERIOD                   $9.42     $10.18
---------------------------------------------- ----------- --------
TOTAL RETURN2                                   (2.36)%     6.71%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period                     $1,030     $305
   (000's omitted)
   Gross ratio of expenses to average net        1.09%     1.11%3
   assets4
   Net ratio of expenses to average net          0.93%     0.91%3
   assets5
   Gross ratio of net income to average net      5.22%     5.31%3
   assets4
   Net ratio of net income to average net        5.38%     5.51%3
   assets5
   Portfolio turnover rate                        122%       88%

1 The date of initial public investment for class B shares was April 27, 1998.
2 Based on net asset value, which does not reflect the contingent deferred sales charge, if applicable.
3 Annualized.
4 Before waivers.
5 After waivers.


INSURED TAX-FREE BOND FUND
(Class A Shares1)                                 Period ended November 30,
                                                  1999        1998       1997
---------------------------------------------- ----------- ----------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.49      $10.25     $10.00
---------------------------------------------- ----------- ----------- ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.44        0.46       0.44
   Net gains or losses on securities (both       (0.55)       0.26       0.24
   realized and unrealized)
   Total from investment operations              (0.11)       0.72       0.68
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.45)      (0.46)     (0.43)
   Distributions (from capital gains)            (0.01)      (0.02)       --
   Total distributions                           (0.46)      (0.48)     (0.43)
---------------------------------------------- ----------- ----------- ---------
NET ASSET VALUE, END OF PERIOD                   $9.92       $10.49     $10.25
---------------------------------------------- ----------- ----------- ---------
TOTAL RETURN2                                   (1.13)%      7.20%       6.91%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $160,256    $152,231   $128,591
   Gross ratio of expenses to average net        1.23%       1.24%      1.24%3
   assets4
   Net ratio of expenses to average net          0.86%       0.79%      0.79%3
   assets5
   Gross ratio of net income to average net      3.90%       3.98%      4.21%3
   assets4
   Net ratio of net income to average net        4.27%       4.43%      4.66%3
   assets5
   Portfolio turnover rate                        15%         14%         15%


1 The date of initial public investment for class A shares was December 30,
  1996.
2 Based on net asset value, which does not reflect the sales charge, if applicable.
3 Annualized.
4 Before waivers.
5 After waivers.




                                         FOR MORE INFORMATION

                                         YOU MAY OBTAIN THE FOLLOWING AND OTHER
                                         INFORMATION ON THE FIRSTAR STELLAR
                                         FUNDS FREE OF CHARGE:

                                         ANNUAL AND SEMI-ANNUAL REPORTS TO
                                         SHAREHOLDERS

                                         The annual and semi-annual reports
                                         provide the funds' most recent
                                         financial statements and portfolio
                                         listings. The annual report contains a
                                         discussion of the market conditions and
                                         investment strategies that affected the
                                         funds' performances during the last
                                         fiscal year.

                                         STATEMENT OF ADDITIONAL INFORMATION
                                         (SAI) DATED MARCH 31, 2000

                                         The SAI is incorporated into this
                                         prospectus by reference (i.e., legally
                                         made a part of this prospectus). The
                                         SAI provides more details about the
                                         funds' policies and management.

                                         TO RECEIVE ANY OF THESE DOCUMENTS OR
                                         PROSPECTUSES ON THE FIRSTAR STELLAR
                                         FUNDS:

                                         BY TELEPHONE
                                         1-800-677-FUND

                                         BY MAIL:
                                         Firstar Stellar Funds
                                         c/o Firstar Mutual Fund Services, LLC
                                         P.O. Box 3011
                                         Milwaukee, Wisconsin 53201-3011

                                         ON THE INTERNET:
                                         Text only versions of fund documents
                                         can be viewed online or downloaded
                                         from:  HTTP://WWW.SEC.GOV and
                                         HTTP://WWW.FIRSTARSTELLARFUNDS.COM

                                         You may review and obtain copies of
                                         fund information (including the SAI) at
                                         the SEC Public Reference Room in
                                         Washington, D.C. Please call
                                         1-202-942-8090 for information relating
                                         to the operation of the Public
                                         Reference Room. Copies of the
                                         information may be obtained for a fee
                                         by writing the Public Reference
                                         Section, Securities and Exchange
                                         Commission, Washington, D.C. 20549-6009
                                         or by sending an electronic request to
                                         the SEC at the following e-mail
                                         address: publicinfo@sec.gov.

Investment Company Act File # 811-05762



                                                                     STOCK FUNDS

PROSPECTUS
         March 31, 2000

GROWTH EQUITY FUND
RELATIVE VALUE FUND
SCIENCE & TECHNOLOGY FUND
STELLAR FUND
CAPITAL APPRECIATION FUND
INTERNATIONAL EQUITY FUND

                                                            FIRSTAR
                                                                STELLAR
                                                                    FUNDS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

OVERVIEW.......................................................................3
GROWTH EQUITY FUND.............................................................4
RELATIVE VALUE FUND............................................................7
SCIENCE & TECHNOLOGY FUND......................................................9
STELLAR FUND..................................................................12
CAPITAL APPRECIATION FUND.....................................................15
INTERNATIONAL EQUITY FUND.....................................................18
MANAGEMENT OF THE FUNDS.......................................................22
DISTRIBUTION OF SHARES........................................................23
DESCRIPTION OF CLASSES........................................................24
PRICE OF SHARES...............................................................26
PURCHASING SHARES.............................................................27
SELLING SHARES................................................................29
EXCHANGING SHARES.............................................................30
DISTRIBUTIONS AND TAXES.......................................................31
FINANCIAL HIGHLIGHTS..........................................................32

OVERVIEW
--------------------------------------------------------------------------------

                           GOAL AND STRATEGIES OF THE STOCK FUNDS

                           The general goal of the Firstar Stellar stock funds is to maximize your capital appreciation by investing in equity securities. The GROWTH EQUITY FUND focuses its investments in growth-oriented equity securities of U.S. companies. The RELATIVE VALUE FUND focuses on capital appreciation from equities of U.S. companies that the adviser considers to have value characteristics. The SCIENCE & TECHNOLOGY FUND attempts to maximize growth and capital appreciation by investing in equity securities of companies in the science and technology industries. The STELLAR FUND provides investors with the opportunity to gain income and appreciation from both equity and fixed-income investments. The CAPITAL APPRECIATION FUND invests in equity securities of small to medium-sized U.S. companies. The INTERNATIONAL EQUITY FUND seeks investment opportunities by investing in mutual funds that invest in non-U.S. companies.

                           PRINCIPAL RISKS COMMON TO THESE FUNDS The main risks of investing in the funds are:

                           |X| STOCK MARKET RISKS: Stock mutual funds are
                               subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the funds are likely to decline in value. Therefore, you may lose money if the value of the funds decline.

                           |X| STOCK SELECTION RISKS:  The stocks selected by
                               the investment adviser may decline in value or not increase in value when the stock market in general is rising.

                           |X| BOND RISKS:  To the extent the funds invest in
                               bonds, they will be exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Also, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition. Because bond values fluctuate, the fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.


                           |X| LIQUIDITY RISKS: Liquidity risk is the risk that
                               certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.


AN INVESTMENT IN THE FUNDS    WHO MAY WANT TO INVEST
IS NOT A DEPOSIT OF FIRSTAR   These funds may be appropriate for investors that:
BANK AND IS NOT INSURED OR    |X| wish to invest for the long term
GUARANTEED BY THE FEDERAL     |X| want to diversify their portfolios
DEPOSIT INSURANCE             |X| want to allocate some portion of their
CORPORATION OR ANY OTHER          long-term investments to aggressive equity
GOVERNMENT AGENCY.                investing
                              |X| are willing to accept a high degree of
                                  volatility and risk in exchange for the
                                  opportunity to realize greater financial gains in the future

                              These funds may not be appropriate for investors that:
                              |X| are investing for short terms
                              |X| are risk adverse


                              The Statement of Additional Information contains more information about the funds and the types of securities in which they may invest.


GROWTH EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The GROWTH EQUITY FUND'S investment objective is to maximize capital appreciation.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund attempts to achieve its investment goal by investing at least 65% of the value of its total assets in growth-oriented domestic equity securities. "Growth-oriented" securities are securities of U.S. companies that have market capitalization of $1.5 billion or more and, based on traditional research techniques, the fund's investment adviser believes have earnings growth potential superior to the S&P 500. The fund will maximize the amount of capital appreciation that it can within the constraints of its investment policies and restrictions.

WHAT ARE "GROWTH-ORIENTED" SECURITIES?
Securities of U.S. companies with market capitalization of $1.5 billion or greater that show superior growth in earnings and revenues.

The adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The adviser considers the following factors when using this research technique:

|X| price/earnings ratios,
|X| historical and projected earnings growth rates, |X| historical sales growth rates,
|X| historical return on equity,
|X| market capitalization,
|X| average daily trading volume, and
|X| credit rankings based on nationally recognized statistical rating organizations (NRSROs).

The investment adviser uses the quantitative model together with economic forecasts and assessment of the risk and volatility of the company's industry. When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. decreased growth/earnings, new competition, or lessened financial or managerial stability of the company)? (3) Has the adviser's outlook changed (e.g. anticipated changes in the company's market place do not result)?

The fund's domestic equity securities usually consist of U.S. common and preferred stocks and warrants of companies with market capitalization of $1.5 billion or greater. The stocks are listed on the New York or American Stock Exchanges or traded in the over-the-counter market.

To a limited degree, the fund may also invest in:

|X| domestic debt securities rated Baa or higher by Moody's or rated BBB or higher by S&P or Fitch (i.e., notes, zero coupon bonds and convertible securities of U.S. companies)
|X| U.S. government securities (i.e., direct obligations of the U.S. Treasury) |X| real estate investment trusts
|X| investment grade structured fixed-income securities (i.e., mortgage-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations and asset-backed securities)
|X| international securities (including other investment companies, American
    Depositary Receipts and International Depositary Receipts)
|X| options and futures
|X| money market instruments

TEMPORARY INVESTMENTS To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money market instruments include:

|X| commercial paper
|X| certificates of deposit, demand and time deposits and bankers' acceptances |X| U.S. government securities
|X| repurchase agreements

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

SMALL- AND MEDIUM-SIZE COMPANIES RISKS The fund may invest in the stocks of small- to medium-size companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio.

REAL ESTATE INVESTMENT TRUSTS RISKS Some of the risks of equity and mortgage real estate investment trusts (REITs) are that they depend on management skills and are not diversified. As a result, REITs are subject to the risk of financing either single projects or any number of projects. REITs depend on heavy cash flow and may be subject to defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by the quality of any credit extended. The adviser tries to minimize these risks by selecting REITs diversified by sector (I.E., shopping malls, apartment building complexes, health care facilities) and geographic location.

MORTGAGE AND ASSET-BACKED SECURITIES RISKS The main risk of mortgage and asset-backed securities is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the fund may have to replace the security by investing the proceeds in a lower yielding security. This could reduce the fund's share price and its income distributions.

FOREIGN SECURITIES RISKS The fund can invest in foreign securities, which can carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.


FUTURES AND OPTIONS ON FUTURES RISKS The fund may use futures and options on futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


PAST PERFORMANCE


The bar chart and table below illustrate the variability of the GROWTH EQUITY FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year, five-years, and since inception ended December 31, 1999 compare with a broad measure of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.


Growth Equity Fund - B Shares
Calendar Year Returns as of 12/31

1995      27.37%
1996      23.35%
1997      25.28%
1998      28.05%
1999      25.42%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q4     1998      23.49%
WORST QUARTER:        Q3     1998     -10.87%


------------------------------------ ---------- ------------ -----------
    AVERAGE ANNUAL TOTAL RETURN                                Since
         THROUGH 12/31/99             1 Year      5 Years     Inception1
------------------------------------ ---------- ------------ -----------
Growth Equity Fund     A Shares         N/A         N/A         N/A
                       B Shares       20.42%      25.80%       26.41%
                       Y Shares       25.84%        N/A        25.09%
S&P 500 Index2                        21.04%      28.56%       28.58%
------------------------------------ ---------- ------------ -----------
THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES.



1 A Shares commenced operations on March 31, 2000. B Shares commenced operations on December 12, 1994. Y Shares commenced operations on August 18, 1997. The index shows returns since the inception of the B Shares on December 12, 1994.


2 The S&P 500 Index is an unmanaged index of 500 domestic stocks created by Standard & Poor's Corporation. The Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic common stocks.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------- -------- -------- ---------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)     CLASS A  CLASS B  CLASS Y
---------------------------------- -------- -------- ---------
MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES (as a
percentage of offering price)      5.50%    None     None
MAXIMUM DEFERRED SALES CHARGE
(LOAD) (as a percentage of
offering price)1                   None     5.00%    None
MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON REINVESTED DIVIDENDS    None     None     None
REDEMPTION FEE                     None     None     None
EXCHANGE FEE                       None     None     None
---------------------------------- -------- -------- ---------

---------------------------------- --------- -------- --------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND       CLASS A   CLASS B  CLASS Y
ASSETS)
---------------------------------- --------- -------- --------
MANAGEMENT FEES                    0.75%     0.75%    0.75%
DISTRIBUTION AND SERVICE (12B-1)
FEES                               0.25%     0.25%    None
OTHER EXPENSES2                    0.48%     0.48%    0.48%
TOTAL ANNUAL FUND OPERATING
   EXPENSES                        1.48%     1.48%    1.23%
---------------------------------- --------- -------- --------


1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."


2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.23% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $692     $992      $1,313     $2,221
CLASS B       $651     $768      $1,008     $1,768
CLASS Y       $125     $390      $  676     $1,489
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $692     $992      $1,313     $2,221
CLASS B       $151     $468      $  808     $1,768
CLASS Y       $125     $390      $  676     $1,489
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 24.

RELATIVE VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The RELATIVE VALUE FUND'S goal is to obtain the highest total return from a combination of income and capital appreciation.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

To achieve its objective, the fund invests primarily in common stocks. The stocks in which the fund may invest include stocks that the fund's investment adviser believes represent the best values within each industry sector. In the adviser's opinion, stocks with the best values present characteristics consistent with low volatility, above average yields, and are under valued relative to the stocks comprising the Standard & Poor's 500 Composite Stock Price Index. Under normal circumstances, the fund will invest at least 70% of its assets in common stocks, which to a limited extent may include stocks of foreign issuers. To obtain income, the fund may invest a significant portion of its assets in investment grade fixed-income securities such as domestic issues of corporate debt obligations with short and intermediate terms. In this manner, the fund will attempt to obtain the highest total return that it can within the constraints of its investment policies and restrictions.

The investment adviser uses traditional research techniques when choosing which stocks to invest in. The adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The adviser considers the following "value" characteristics when using this research technique:

|X| price/earnings ratios,
|X| dividend yield,
|X| book value,
|X| assets to liabilities ratio,
|X| management ownership,
|X| average daily trading volume, and
|X| credit rankings based on nationally recognized statistical rating organizations (NRSROs).

The investment adviser uses the quantitative model together with economic forecasts and assessment of the risk and volatility of the company's industry. The adviser assesses the earnings and dividend growth prospects of the various companies' stock and then considers the risk and volatility of the company's industry. The adviser typically invests in common stocks of companies that are in the top 25% of their industries with regard to revenues. The adviser also considers other factors such as product position or market share.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. decreased growth/earnings, new competition, lessened financial or managerial stability of the company, or the security's interest rate is not a favorable as other securitie's interest rates)? (3) Has the adviser's outlook changed (e.g. anticipated changes in the company's market place do not result)?

TEMPORARY INVESTMENTS To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in short-term temporary investments. Some of the short-term money market instruments include:

|X| commercial paper
|X| certificates of deposit, demand and time deposits and bankers' acceptances |X| U.S. government securities
|X| repurchase agreements

To the extent that the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

VALUE STYLE INVESTING RISKS Different types of equity securities tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund's "value" investment style may sometimes be lower than that of other types of equity funds, such as those focusing more exclusively on growth in earnings.

FOREIGN SECURITIES RISKS The fund can invest in foreign securities, which can carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

PAST PERFORMANCE

The bar chart and table below illustrate the variability of the RELATIVE VALUE FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year, five-years, and since the fund's inception ended December 31, 1999 compare with broad measures of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Relative Value Fund - A Shares
Calendar Year Returns as of 12/31

1992      11.19%
1993      13.73%
1994      -2.63%
1995      35.69%
1996      26.45%
1997      32.20%
1998      18.25%
1999       6.96%

Sales charges are not reflected on the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q4     1998      21.33%
WORST QUARTER:        Q3     1998     -12.29%


----------------------------------- --------- -------- -----------
   AVERAGE ANNUAL TOTAL RETURN       1 Year   5 Years     Since
         THROUGH 12/31/99                              Inception1
----------------------------------- --------- -------- -----------
Relative Value Fund   A Shares        2.16%   22.33%     15.48%
                      B Shares        1.63%     N/A       4.98%
                      Y Shares        7.42%     N/A      13.91%
S&P 500 Index2                       21.04%   28.56%     19.44%
Lipper Growth & Income Average3      11.23%   22.56%     16.09%
----------------------------------- --------- -------- -----------
THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES.


1 A Shares commenced operations on June 5, 1991. B Shares commenced operations on March 31, 1998. Y Shares commenced operations on August 18, 1997. The indices show returns since the inception of the A shares on June 5, 1991.

2 The S&P 500 Index is an unmanaged index of 500 domestic stocks created by Standard & Poor's Corporation. The Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic common stocks.

3 The Lipper Growth & Income Average shows the performance of a category of mutual funds with similar goals to the RELATIVE VALUE FUND.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------- ------- ------- -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR          CLASS A CLASS B CLASS Y
INVESTMENT)
-------------------------------------- ------- ------- -------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES (as a percentage of
offering price)                        5.50%   None    None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(as a percentage of offering price)1   None    5.00%   None
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS                None    None    None
REDEMPTION FEE                         None    None    None
EXCHANGE FEE                           None    None    None
-------------------------------------- ------- ------- -------

-------------------------------------- ------- ------- -------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A CLASS B CLASS Y
-------------------------------------- ------- ------- -------
MANAGEMENT FEES                        0.75%   0.75%   0.75%
DISTRIBUTION AND SERVICE (12B-1) FEES  0.25%   0.25%   None
OTHER EXPENSES2                        0.46%   0.46%   0.46%
TOTAL ANNUAL FUND OPERATING EXPENSES   1.46%   1.46%   1.21%
-------------------------------------- ------- ------- -------

1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."

2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.21% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:


1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $690     $986      $1,304     $2,200
CLASS B       $649     $762      $  997     $1,746
CLASS Y       $123     $384      $  665     $1,466
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $690     $986      $1,304     $2,200
CLASS B       $149     $462      $  797     $1,746
CLASS Y       $123     $384      $  665     $1,466
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 24.

SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The investment objective of the SCIENCE & TECHNOLOGY FUND is to maximize growth and capital appreciation by investing in equity securities of companies in the science and technology industry.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund seeks to achieve its investment objective by investing primarily in equity securities of companies in the science and/or technology sectors. Under normal market conditions, the fund will invest at least 65% of the value of its total assets in common stock, preferred stocks and warrants of companies of any size principally engaged in science and technology business activities. The fund considers science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (I.E., medical and health) or technology (I.E., computers and communications). Such companies include those that:

|X| make or sell products used in health care;
|X| make or sell medical equipment and devices and related technologies;
|X| make or sell software or information-based services and consulting, communications and related services;
|X| design, manufacture or sell electronic components and systems;
|X| research, design, develop, manufacture or distribute products, processes or
    services that relate to hardware technology within the computer industry; |X| develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors; and
|X| engage in the development, manufacturing or sale of communications services or communications equipment.

The adviser believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. It is important to note that prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline.

The adviser's overall stock selection for the fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects. The fund may invest in small, medium or large size companies. The adviser will select securities while attempting to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The adviser will consider the following factors when using this research technique:

|X| price/earnings ratios,
|X| historical and projected earnings growth rates, |X| historical sales growth rates,
|X| historical return on equity,
|X| market capitalization,
|X| average daily trading volume, and
|X| credit rankings based on nationally recognized statistical rating organizations (NRSROs).

The adviser will then use the quantitative model together with economic forecasts and assessments of the risk and volatility of the company's industry. To a limited degree, the fund may invest in foreign securities as well as options and futures for hedging purposes. When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. decreased growth/earnings, new competition, or lessened financial or managerial stability of the company)? (3) Has the adviser's outlook changed (e.g. anticipated changes in the company's market place do not result)?

TEMPORARY INVESTMENTS To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in high quality U.S. short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term money market instruments include:

|X| commercial paper
|X| certificates of deposit, demand and time deposits and bankers' acceptance |X| U.S. government securities
|X| repurchase agreements (collateralized by U.S. Treasury obligations and U.S. government agencies)

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

INVESTMENT RISKS


The following risks are specific to this fund in addition to the risks mentioned in the Overview section.


INDUSTRY RISKS Mutual funds that invest in a particular industry carry a risk that a group of related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry specific market or economic developments.

SCIENCE & TECHNOLOGY CONCENTRATION RISKS Science and technology related companies face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. Technology and technology related companies may be subject to short product cycles and aggressive pricing which may increase their volatility. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the fund's shares may be susceptible to factors affecting the science and technology areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. Furthermore, companies within the science and technology industries face greater risks of competition from new market entrances and increased research and development costs. Additionally, companies in these areas are dependent upon consumer and business acceptance as new technologies evolve.


IPO RISKS The fund may invest in initial public offerings (IPOs). IPOs may have a magnified performance impact on a fund with small asset base. The impact of IPOs on the fund's performance will decrease as the fund's asset size increases.



FUTURES AND OPTIONS ON FUTURES RISKS The fund may use futures and options on futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


SMALL AND MEDIUM-SIZE COMPANIES RISKS The fund may invest in the stocks of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio.

NON-DIVERSIFICATION RISKS As a non-diversified investment company, more of the fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the fund's shares more susceptible to adverse developments affecting any single issuer, and more susceptible to greater losses because of these developments than shares of a more diversified mutual fund.

PAST PERFORMANCE

Because the fund has been in existence for less than one year, there is no bar chart or annual return table to show the fund's performance at this time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------- ------- ------- ------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR          CLASS A CLASS B CLASS Y
INVESTMENT)
-------------------------------------- ------- ------- ------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES (as a percentage of
offering price)                        5.50%   None    None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(as a percentage of offering price)1   None    5.00%   None
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS                None    None    None
REDEMPTION FEE                         None    None    None
EXCHANGE FEE                           None    None    None
-------------------------------------- ------- ------- ------

-------------------------------------- ------- ------- ------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A CLASS B CLASS Y
-------------------------------------- ------- ------- ------
MANAGEMENT FEES                        0.90%   0.90%   0.90%
DISTRIBUTION AND SERVICE (12B-1) FEES  0.25%   0.75%   None
OTHER EXPENSES2                        0.50%   0.50%   0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES   1.65%   2.15%   1.40%
-------------------------------------- ------- ------- ------

1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."

2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.25% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $709     $1,042    $1,398     $2,397
CLASS B       $718     $  973    $1,354     $2,483
CLASS Y       $143     $  443    $  766     $1,680
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $709     $1,042    $1,398     $2,397
CLASS B       $218     $  673    $1,154     $2,483
CLASS Y       $143     $  443    $  766     $1,680
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 24.

STELLAR FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The STELLAR FUND seeks to maximize total return derived from a combination of dividend income and capital appreciation. INVESTMENT POLICIES AND PORTFOLIO SECURITIES The fund invests approximately 20% of net assets in each of the first four categories listed below. The remaining 20% is invested in precious metal securities or short-term securities or both. The fund's investment adviser believes that by spreading the investment portfolio over several categories, the fund can reduce the impact of drastic market movements that might affect any one securities type. The fund will invest no more than 25% and no less than 15% in any one category.

THE FUND INVESTS IN THESE CATEGORIES OF SECURITIES:
1. domestic equity securities
2. domestic fixed-income securities (including mortgage and asset-backed securities)
3. international securities (equity and fixed income)
4. real estate securities (REITs)
5. precious metal securities and short-term securities

Within each category, the investment adviser attempts to reduce risk even further by conducting careful investment analysis of each issuer. Part of the adviser's analysis includes studying various value measures such as price/earnings ratios, using ratings assigned by nationally recognized statistical rating organizations, researching the company's credit, reviewing the issuer's historical performance, examining the issuer's dividend growth record and considering market trends.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. decreased growth/earnings, new competition, or lessened financial or managerial stability of the company)? (3) Has the adviser's outlook changed (e.g. anticipated changes in the company's market place do not result)?

DOMESTIC EQUITY SECURITIES The equity portion of the fund includes U.S. common and preferred stocks. The adviser chooses stocks that it believes to be undervalued compared to stocks contained in the Standard & Poor's 500 Composite Stock Price Index. The companies in which the fund invests may be small, medium or large in size. The adviser considers the following factors when using this research technique:

|X| price/earnings ratios,
|X| historical and projected earnings growth rates, |X| historical sales growth rates,
|X| historical return on equity,
|X| market capitalization,
|X| average daily trading volume, and
|X| credit rankings based on nationally recognized statistical rating organizations (NRSROs).

The investment adviser uses the quantitative model together with economic forecasts and assessment of the risk and volatility of the company's industry.

DOMESTIC FIXED-INCOME SECURITIES The fixed-income portion of the fund includes short to long-term, investment grade domestic corporate debt obligations, obligations of the United States government, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. The adviser selects bonds based on the outlook for interest rates and their yields compared to other bonds of similar quality and maturity. The fund will only invest in bonds rated Baa or higher by Moody's Investors Service, Inc. or rated BBB or higher by S&P or Fitch IBCA, Inc. If the bonds are unrated, the adviser will evaluate the bonds before investing in them to determine if they are of similar quality to the ratings indicated. The fixed-income portion of the fund also includes mortgage-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations and asset-backed securities.

FOREIGN SECURITIES The international portion of the fund includes equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in non-U.S. currencies. The international equity securities include international stocks traded domestically or abroad through various stock exchanges, American Depository Receipts (ADRs) or International Depository Receipts (IDRs). The fixed-income securities include ADRs, IDRs, and government securities of other nations. The fund will only invest in securities rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the adviser will only invest in them if it deems the securities to be of comparable quality. The fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international equity securities.

REAL ESTATE SECURITIES The real estate portion of the fund includes equity securities and convertible debt securities of real estate related companies and real estate investment trusts (REITs). The real estate securities are traded publicly, primarily on an exchange. Real estate securities are not considered domestic equity securities for purposes of the fund's asset allocation limitation.


PRECIOUS METAL SECURITIES The precious metal securities of the fund include domestic and international equity securities of companies that explore for, extract, process, or deal in precious metals such as gold, silver, palladium and platinum. The fund may also invest up to 5% of its net assets in domestic and international asset-backed securities including debt securities, preferred stock, or convertible securities for which the principal amount, redemption terms, or conversion terms are related to the market price of some precious metals such as gold bullion. The fund may purchase only asset-backed securities rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the adviser will only invest in them if it deems the securities to be of comparable quality.


SHORT-TERM SECURITIES The short-term money market securities in which the fund may invest include:

|X| mortgage-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations and asset-backed securities
|X| commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch
|X| instruments of domestic and foreign banks and savings associations (i.e.,
    certificates of deposit, demand and time deposits and bankers' acceptances) |X| short-term instruments which are not rated but are determined by the
    Adviser to be of comparable quality to the securities in which the fund may invest
|X| domestic corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P or Fitch
|X| obligations of the U.S. government or its agencies or instrumentalities
    (U.S. Treasury obligations)
|X| repurchase agreements
|X| money market mutual funds

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

FOREIGN SECURITIES RISK The fund can invest in foreign securities, which can carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

MORTGAGE AND ASSET-BACKED SECURITIES RISKS The main risk of mortgage and asset-backed securities is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the fund may have to replace the security by investing the proceeds in a lower yielding security. This could reduce the fund's share price and its income distributions.

SMALL- AND MEDIUM-SIZE COMPANIES RISKS The fund may invest in the stocks of small- to medium-size companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolios.

REAL ESTATE INVESTMENT TRUSTS RISKS Some of the risks associated with real estate investment trusts (REITs) are that equity and mortgage REITs depend on management skills and are not diversified. As a result, REITs are subject to the risk of financing either single projects or any number of projects. REITs depend on heavy cash flow and may be subject to defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by the quality of any credit extended. The adviser tries to minimize these risks by selecting REITs diversified by sector (I.E., shopping malls, apartment building complexes, health care facilities) and geographic location. The fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.

PRECIOUS METAL SECURITIES RISKS Prices of precious metal securities and precious metals tend to be subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.


OPTIONS RISKS The fund may use options for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of options may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


PAST PERFORMANCE

The bar chart and table below illustrate the variability of the STELLAR FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year, five-years, and since the fund's inception ended December 31, 1999 compare with broad measures of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Stellar Fund - A Shares
Calendar Year Returns as of 12/31

1992       4.54%
1993      13.08%
1994      -2.11%
1995      16.30%
1996      15.43%
1997      12.26%
1998       6.08%
1999      10.59%

Sales charges are not reflected on the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q4     1999      9.87%
WORST QUARTER:        Q3     1998     -7.24%


------------------------------- --------- -------- ------------
 AVERAGE ANNUAL TOTAL RETURN                          Since
       THROUGH 12/31/99          1 Year   5 Years   inception1
------------------------------- --------- -------- ------------
Stellar Fund      A Shares       5.62%    11.04%      9.22%
                  B Shares        N/A       N/A        N/A
                  Y Shares      10.87%    12.38%     10.72%
Lehman Brothers
Government/Corporate Total      -2.15%     7.61%      7.59%
Index2
5 Class Index3                   8.90%    12.28%     10.99%
------------------------------- --------- -------- ------------
THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES.


1 A Shares commenced operations on October 18, 1991. B Shares commenced operations on March 31, 2000. Y Shares commenced operations on April 11, 1994. The indices show returns since the inception of the A Shares on October 18, 1991.

2 Lehman Brothers Government/Corporate Total Index is an unmanaged index composed of bonds which have maturities of at least one year and are rated investment grade or higher by Moody's, S&P or Fitch, in that order.

3 The 5 Class Index consists of 20% each of the S&P 500 Index, Lehman Brothers Government/Corporate Total Index, 90-day U.S. Treasury Bill, Morgan Stanley Europe, Australasia and Far East (EAFE) Index and the National Association of Real Estate Investment Trusts (NAREIT) Index. The index is an index blended by the adviser used to reflect the relative components of the STELLAR FUND.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------- --------- ------- -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR          CLASS A   CLASS B  CLASS Y
INVESTMENT)
-------------------------------------- --------- ------- -------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES (as a percentage of
offering price)                        5.50%     None    None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(as a percentage of offering price)1   None      5.00%   None
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS                None      None    None
REDEMPTION FEE                         None      None    None
EXCHANGE FEE                           None      None    None
-------------------------------------- --------- ------- -------


-------------------------------------- --------- -------- -------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A   CLASS B  CLASS Y
-------------------------------------- --------- -------- -------
MANAGEMENT FEES                        0.95%     0.95%    0.95%
DISTRIBUTION   AND  SERVICE   (12B-1)  0.25%     0.75%    None
FEES
OTHER EXPENSES2                        0.52%     0.52%    0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES   1.72%     2.22%    1.47%
-------------------------------------- --------- -------- -------


1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."

2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.27% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at any time.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $715     $1,062    $1,432     $2,469
CLASS B       $725     $  994    $1,390     $2,554
CLASS Y       $150     $  465    $  803     $1,757
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $715     $1,062    $1,432     $2,469
CLASS B       $225     $  694    $1,190     $2,554
CLASS Y       $150     $  465    $  803     $1,757
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 24.

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The CAPITAL APPRECIATION FUND'S investment objective is to maximize capital appreciation.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund attempts to achieve its investment goal by investing at least 50% of the value of its total assets in equity securities of U.S. companies. The fund typically invests in common stocks, preferred stocks and warrants of U.S. companies that have between $200 million and $10 billion in equity and whose shares are listed on the New York or American Stock Exchanges or traded on NASDAQ or over-the-counter. The fund will maximize the amount of capital appreciation that it can within the constraints of its investment policies and restrictions.

The fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The adviser considers the following factors when using this research technique:

|X| price/earnings ratios,
|X| historical and projected earnings growth rates, |X| historical sales growth rates,
|X| historical return on equity,
|X| market capitalization,
|X| average daily trading volume, and
|X| credit rankings based on nationally recognized statistical rating organizations (NRSROs).

The investment adviser uses the quantitative model together with economic forecast and assessment of the risk and volatility of each company's industry.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. decreased growth/earnings, new competition, or lessened financial or managerial stability of the company)? (3) Has the adviser's outlook changed (e.g. anticipated changes in the company's market place do not result)?

To a limited degree, the fund may also invest in:

|X| domestic debt securities (i.e., notes, zero coupon bonds and convertible securities of U.S. companies)
|X| U.S. government securities (i.e., direct obligations of the U.S. Treasury) |X| international securities (including other investment companies, American
    Depositary Receipts and International Depositary Receipts)
|X| options and futures
|X| money market instruments

TEMPORARY INVESTMENTS To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money market instruments include:

|X| commercial paper
|X| certificates of deposit, demand and time deposits and bankers' acceptances |X| U.S. government securities
|X| repurchase agreements
|X| other short-term instruments

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

SMALL- AND MEDIUM-SIZE COMPANIES RISKS The fund may invest in the stocks of small- to medium-sized companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolios.

FOREIGN SECURITIES RISKS The fund can invest in foreign securities, which can carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.


FUTURES AND OPTIONS ON FUTURES RISKS The fund may use futures and options on futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the fund's use of options.


PORTFOLIO TURNOVER RISKS The adviser may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the fund experiencing a high turnover rate (100% or more). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the fund's performance.

PAST PERFORMANCE

The bar chart and table below illustrate the variability of the CAPITAL APPRECIATION FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year, five-years, and since inception ended December 31, 1999 compare with broad measures of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Capital Appreciation Fund - A Shares
Calendar Year Returns as of 12/31

1995      15.17%
1996       9.46%
1997      19.69%
1998      10.01%
1999       5.49%

Sales charges are not reflected on the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q4     1999       20.84%
WORST QUARTER:        Q3     1998     -14.71%


--------------------------------------- --------- ---------- ------------
     AVERAGE ANNUAL TOTAL RETURN                                Since
           THROUGH 12/31/99              1 Year    5 Years    Inception1
--------------------------------------- --------- ---------- ------------
Capital Appreciation Fund -  A Shares     0.75%     10.82%      10.00%
                             B Shares      N/A        N/A         N/A
S&P MidCap 400 Index2                    14.72%     23.05%      20.63%
Lipper MidCap Average3                    9.33%     16.55%        N/A
--------------------------------------- --------- ---------- ------------
THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES.


1 A Shares commenced operations on June 13, 1994. B shares commenced operations on March 31, 2000. The indices show returns since the inception of the A shares on June 13, 1994.


2 The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks created by Standard & Poor's Corporation which measures the performance of the mid-range section of the U.S. stock market.


3 The Lipper MidCap Average shows the performance of a category of mutual funds with similar goals to the CAPITAL APPRECIATION FUND.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


---------------------------------------- --------- ---------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR             CLASS A   CLASS B
INVESTMENT)
---------------------------------------- --------- ---------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON     5.50%     None
PURCHASES (as a percentage of offering
price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)1      None      5.00%
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON     None      None
REINVESTED DIVIDENDS
REDEMPTION FEE                             None      None
EXCHANGE FEE                               None      None
---------------------------------------- --------- ---------


---------------------------------------- --------- ---------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS A   CLASS B
---------------------------------------- --------- ---------
MANAGEMENT FEES                            0.95%     0.95%
DISTRIBUTION AND SERVICE (12B-1) FEES2     0.25%     0.75%
OTHER EXPENSES3                            0.50%     0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES       1.70%     2.20%
---------------------------------------- --------- ---------

1 The contingent deferred sales charge for the B shares is 5.00% in the first year, declining to 1.00% in the sixth year. Thereafter class B shares convert to class A shares, which do not bear a contingent deferred sales charge. See "Description of Classes."


2 Currently, class A shares of the fund are not paying or accruing Rule 12b-1 fees. The class can pay up to 0.25% of average daily net assets as a Rule 12b-1 fee to the distributor. The B shares are subject to a 12b-1 fee of 0.75% of average daily net assets.


3 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.25% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $713     $1,056    $1,422     $2,448
CLASS B       $723     $  988    $1,380     $2,534
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $713     $1,056    $1,422     $2,448
CLASS B       $223     $  688    $1,180     $2,534
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 24.

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

The INTERNATIONAL EQUITY FUND'S investment objective is to achieve long-term capital appreciation.

INVESTMENT POLICIES, PORTFOLIO SECURITIES AND RISKS

To achieve its investment goal, the fund invests, under normal market conditions, at least 65% of the value of its total assets in shares of other mutual funds whose portfolios consist of equity securities of non-U.S. issuers. As an operational policy, the fund will likely invest substantially all of its assets in international equity funds, but may invest a small portion in individual foreign securities.

THE FUND INVESTS IN OTHER INTERNATIONAL EQUITY FUNDS (I.E., FUNDS THAT INVEST PRIMARILY IN EQUITY SECURITIES OF COMPANIES LOCATED IN 3 OR MORE COUNTRIES OUTSIDE THE U.S.)

The fund may purchase shares of both load and no-load funds including those with a contingent deferred sales charge. However, the fund anticipates that it will generally purchase no-load fund shares that qualify for a reduced sales charge or sales charge waiver. The Investment Company Act of 1940 restricts the fund's ability to purchase securities of another mutual fund, if as a result, the fund (together with any affiliates) would own more than 3% of the total outstanding securities of that mutual fund.

INVESTING IN NON-U.S. SECURITIES PROVIDES YOU WITH 3 POTENTIAL OPPORTUNITIES:
1. The opportunity to invest in foreign issuers believed by the adviser to have superior growth potential;
2. The opportunity to invest in foreign countries with economic policies or business cycles different from the U.S.; and
3. The opportunity to reduce portfolio volatility to the extent that the securities markets inside and outside the U.S. do not move in harmony.

The investment adviser identifies and selects a varied portfolio of international equity funds which represents the greatest long-term capital growth potential based on the adviser's analysis of many factors. For instance, the adviser may look for international equity funds that invest primarily in emerging markets or funds that focus their investments on geographic regions.

Before investing in an international equity fund, the adviser

FIRST: assesses the relative attractiveness of individual countries, geographic regions and/or emerging markets by examining the opinions of various foreign market analysts such as Lehman Brothers, and Morgan Stanley Dean Witter.

SECOND: considers the expected returns and risks of the fund relative to the industries in which the fund invests. The adviser considers whether the fund and the companies in which it invests have solid management, new product lines. The adviser also performs a quantitative analysis by considering a company's price/earnings ratios and projected earnings.


THIRD: involves an initial peer group screening process that assesses fund investment style, objectives, policies and management. The peer group also considers independent rating services such as Baseline, Lehman Brothers and Morgan Stanley Dean Witter.


If, in the adviser's view, the mutual fund meets these criteria, then the adviser will further evaluate the mutual fund's investment policies, historic total return, size, volatility and operating expenses over various time periods. The adviser also considers the differences between the funds and another mutual fund's investment restrictions when making any investment decisions.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated (e.g. decreased growth/earnings or new competition)? (3) Has the adviser's outlook changed (e.g. anticipated changes in the company's market place do not result)?

UNDERLYING FUNDS The underlying international equity funds in which the fund invests may have similar policies as the fund, although this is not required. The underlying funds may invest up to 100% of their total assets in equity securities of foreign issuers, including international stocks.

Although the fund is a diversified investment portfolio, it may invest in non-diversified mutual funds or in funds that invest a substantial portion of its assets in a single country. This may result in greater fluctuation in the total market value of the underlying fund's portfolio because of the higher percentage of investments among fewer issuers or in a single country. The fund intends to reduce these risks by holding shares of multiple funds.

The underlying funds may also be authorized to invest up to 100% of their respective assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments. The underlying funds may invest primarily in either the securities of emerging market countries or in the securities of a single country. The funds may invest 35% or more of their respective assets in high yield securities (junk bonds) or warrants. They may engage in short selling and in leveraged borrowing and enter into interest rate swaps, currency swaps and other types of swap agreements such as caps, collars and floors.

The fund will normally invest in open-end management investment companies, but may also invest in closed-end management investment companies and/or unit investment trusts. Unlike open-end funds that offer and sell their shares at net asset value plus any applicable sales charge, the shares of closed-end funds may trade at a market value that represents a premium, discount or spread to net asset value.

TEMPORARY INVESTMENTS To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its total assets in money market mutual funds or in short-term debt securities. The fund may invest up to 35% of the total assets in these securities to maintain liquidity. Short-term debt securities include:

|X| commercial paper
|X| certificates of deposit, demand and time deposits and bankers' acceptances |X| U.S. government securities
|X| repurchase agreements
|X| other short-term instruments

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

UNDERLYING FUNDS RISKS The fund's performance directly relates to the performance of the funds in which it invests. This investment strategy also subjects the fund to additional expenses and certain tax consequences that would not exist if you invested in those funds directly. By investing in the fund, you bear not only the fund's total operating expenses, but the operating expenses of the underlying funds as well.

FOREIGN SECURITIES RISKS Investing in foreign securities can carry higher returns than those associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

SMALL- AND MEDIUM-SIZE COMPANIES RISKS The fund may invest in the stocks of small- to medium-sized companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolios.

HIGH-YIELD BOND RISKS The fund (via underlying funds) may invest in high-yield bonds (generally referred to as junk bonds). Junk bonds are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired.


FUTURES AND OPTIONS ON FUTURES RISKS The fund (via underlying funds) may use futures and options on futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures, which are commonly referred to as derivatives, may produce a loss for the fund, even when used only for hedging purposes and you could lose money because of the underlying fund's use of options.


PAST PERFORMANCE

The bar chart and table below illustrate the variability of the INTERNATIONAL EQUITY FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns for one-year and since inception ended December 31, 1999 compare with those of a broad measure of market performance. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

International Equity Fund - A Shares
Calendar Year Return as of 12/31

1998       8.51%
1999      37.25%

Sales charges are not reflected on the bar chart. If these amounts were reflected, returns would be less than those shown.

BEST QUARTER:         Q4     1999      25.23%
WORST QUARTER:        Q3     1998     -15.65%

------------------------------------- --------- ------------
    AVERAGE ANNUAL TOTAL RETURN                    Since
          THROUGH 12/31/99             1 Year   Inception1
------------------------------------- --------- ------------
International Equity Fund A Shares     35.20%     20.27%
EAFE Index2                            25.26%     21.25%
------------------------------------- --------- ------------
THE AVERAGE ANNUAL TOTAL RETURNS ABOVE REFLECT THE SALES CHARGES.

1 A Shares commenced operations on December 3, 1997. The index shows returns since the inception of the A shares on December 3, 1997.

2 The Morgan Stanley Europe, Australasia and Far East (EAFE) Index is widely used to measure the performance of European, Australian, New Zealand and Far Eastern Stock Markets. The Index is composed of securities drawn from 21 countries in the above regions.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------- --------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A
------------------------------------------- --------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON          1.50%
PURCHASES (as a percentage of offering
price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)            None
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON          None
REINVESTED DIVIDENDS
REDEMPTION FEE                                  None
EXCHANGE FEE                                    None
------------------------------------------- --------------

------------------------------------------- --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS A
------------------------------------------- --------------
MANAGEMENT FEES                                  0.75%
DISTRIBUTION AND SERVICE (12B-1) FEES1           0.25%
OTHER EXPENSES2                                  0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES             1.52%
------------------------------------------- --------------


1 Currently, A shares of the fund are not paying or accruing Rule 12b-1 fees. The class can pay up to 0.25% of average daily net assets as a Rule 12b-1 fee to the distributor.


2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.27% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at any time.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $302     $623      $967       $1,935
------------- -------- --------- ---------- -----------

If you did not redeem your shares, you would pay the following expenses:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS A       $302     $623      $967       $1,935
------------- -------- --------- ---------- -----------
                       CLASS DESCRIPTIONS ARE ON PAGE 24.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Firstar Investment Research & Management Company, LLC (FIRMCO), a wholly owned subsidiary of Firstar Corporation, is the investment adviser for the funds. Prior to April 1, 2000, the funds were managed by the Capital Management Division of Firstar Bank, N.A., which is also a wholly owned subsidiary of Firstar Corporation. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. Management of the funds was not affected by this consolidation. The investment decisions made by FIRMCO are subject to direction of the funds' board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the funds and is responsible for the purchase and sale of securities for the funds' portfolios. The adviser receives an annual fee from each fund for its services as follows:

THE AMOUNTS SHOWN REPRESENT A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET
ASSETS.

----------------------------- -----------
Growth Equity Fund            0.75%
Relative Value Fund           0.75%
Science & Technology Fund     0.90%
Stellar Fund                  0.95%
Capital Appreciation Fund     0.95%
International Equity Fund     0.75%
----------------------------- -----------


FIRMCO, located at the Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $50 billion in assets under management.


PORTFOLIO MANAGERS


JOSEPH P. BELEW, a Vice President, Trust Officer and Portfolio Manager of the Firstar Trust Division at Firstar Bank, N.A., Butler County, has been employed by Firstar Bank and FIRMCO in various capacities since 1979. Mr. Belew has been the portfolio manager of the RELATIVE VALUE FUND since its inception in June 1991. He earned a Bachelor of Business Administration degree in Business Management from Belmont College.



DONALD L. KELLER, Senior Vice President and Chief Investment Officer of Firstar Bank since 1998, has been employed by Firstar Bank and FIRMCO in various capacities since 1982. Mr. Keller has managed the GROWTH EQUITY FUND since its inception in October 1994. He managed the domestic equity securities component of the STELLAR FUND from its inception in October 1991 through December 1995.
In May 1999, Mr. Keller became the portfolio manager of the INTERNATIONAL EQUITY FUND and became the lead manager of the STELLAR FUND. He also supported the domestic, international equity and fixed income components of CAPITAL APPRECIATION FUND from its inception in June 1994 through December 1995. Mr. Keller became the lead manager of the CAPITAL APPRECIATION FUND in March 1999. Mr. Keller has managed the SCIENCE & TECHNOLOGY FUND since its inception on August 1999. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He earned his Masters in Finance from Xavier University.



MARK DUBOIS, CFA, is a Vice President and Trust Officer in Firstar Trust's Personal Trust area. As a Senior Portfolio Manager, Mr. DuBois has been responsible for implementing and managing Firstar Bank's investment policy in personal trusts, agencies, and IRAs since 1994. He is also the Health Care analyst for Firstar Trust. Mr. DuBois has managed the domestic stock portion of the STELLAR FUND since November 1997. Mr. DuBois joined Firstar Bank/FIRMCO in 1986, after graduating from Indiana University with a degree in Economics. In 1990, he received his Chartered Financial Analyst designation.


KAREN L. BOWIE, CFA, is a Vice President in Firstar Trust's Personal Trust area. As a Senior Portfolio Manager, Ms. Bowie is responsible for implementing and communicating Firstar's investment policy in personal and charitable accounts. Ms. Bowie is also the Banking, Brokerage and REIT analyst for Firstar Trust. Ms. Bowie is the manager of the Firstar Select Reit-Plus Fund and she manages the REIT portion of the STELLAR FUND. Ms. Bowie has over 15 years of trust and investment management experience with five of those years spent at Firstar. Ms. Bowie earned both her BSBA and MBA in Finance from Xavier University. She also has a Juris Doctorate degree from Salmon P. Chase College of Law, Northern Kentucky University. In 1987, Ms. Bowie received her Chartered Financial Analyst designation.


KIRK F. MENTZER, Vice President and Director of Fixed Income Research for the Capital Management Division of Firstar Bank since 1992, has been employed by Firstar Bank and FIRMCO in various capacities since 1989. Mr. Mentzer has managed the domestic fixed income component of the STELLAR FUND since its inception in October 1991 and has managed the cash equivalent components of the various Firstar Stellar Funds since June 1998. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.



FUND ADMINISTRATION, FUND ACCOUNTING, DIVIDEND DISBURSEMENT AND CUSTODY
SERVICES



Firstar Mutual Fund Services, LLC, an affiliate of the funds' investment adviser, provides administrative, accounting and dividend disbursement services to the Firstar Stellar Funds and is located in Milwaukee, Wisconsin. Firstar Bank N.A., serves as custodian for the funds.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

Edgewood Services, Inc. is the distributor for shares of the funds. Edgewood is based in Pittsburgh, Pennsylvania and is the distributor for a number of investment companies around the country.

RULE 12B-1 PLAN

The funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, class A and B shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Edgewood (some class B shares may pay up to 0.75% of average daily net assets). Edgewood uses this fee to finance activities that promote the sale of the funds' shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

Whenever Edgewood deems it appropriate, Edgewood may, from time to time, voluntarily reduce its compensation under the Rule 12b-1 Plan to the extent expenses of the shares exceed a certain limit. Rule 12b-1 fees are paid out of fund assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Edgewood may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own shares of the funds. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. Edgewood will determine the schedule of such fees and the basis upon which such fees will be paid.

DESCRIPTION OF CLASSES
--------------------------------------------------------------------------------


Firstar Stellar Funds offers four classes of shares - classes A, B, C and Y shares. Class C shares are only offered with the money market funds and are discussed in the money market prospectus. To receive a copy of the money market or bond fund prospectus, please call 1-800-677-FUND.


CLASS A SHARES

Class A shares are regular retail shares and may be purchased by individuals or IRAs. With class A shares, you will pay a sales charge when you invest unless you qualify for a waiver of the sales charge. Certain class A shares also impose a Rule 12b-1 fee (as discussed previously) which is assessed against the shares of the fund.

WHAT SHARES COST - CLASS A SHARES

If you purchase class A shares of the funds, except for the INTERNATIONAL EQUITY FUND, you will pay the net asset value next determined after your order is received PLUS a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:


--------------- ----------- ----------- -------------
                SALES       SALES         DEALERS
               CHARGE AS   CHARGE AS   REALLOWANCE
                A % OF      A % OF       AS A % OF
  AMOUNT OF     OFFERING    NET ASSET     OFFERING
 TRANSACTION      PRICE       VALUE        PRICE
--------------- ----------- ----------- -------------
LESS THAN
$50,000           5.50%       5.82%        5.00%
--------------- ----------- ----------- -------------
$50,000 TO
$99,999           4.50%       4.71%        4.00%
--------------- ----------- ----------- -------------
$100,000 TO
$249,999          3.50%       3.63%        3.00%
--------------- ----------- ----------- -------------
$250,000 TO
$499,999          2.50%       2.56%        2.00%
--------------- ----------- ----------- -------------
$500,000 TO
$999,999          2.00%       2.04%        1.50%
--------------- ----------- ----------- -------------
$1,000,000
AND ABOVE         0.50%       0.50%        0.40%
--------------- ----------- ----------- -------------


If you purchase class A shares of the INTERNATIONAL EQUITY FUND, you will pay the net asset value next determined after your order is received PLUS a sales charge as follows:


--------------- ----------- ----------- -------------
                SALES       SALES         DEALERS
                CHARGE AS   CHARGE AS   REALLOWANCE
                A % OF      A % OF       AS A % OF
  AMOUNT OF     OFFERING    NET ASSET     OFFERING
 TRANSACTION      PRICE       VALUE        PRICE
--------------- ----------- ----------- -------------
LESS THAN
$100,000          1.50%       1.52%        1.34%
--------------- ----------- ----------- -------------
$100,000 -
$249,999          1.00%       1.01%        0.89%
--------------- ----------- ----------- -------------
$250,000 -
$499,999          0.75%       0.76%        0.67%
--------------- ----------- ----------- -------------
$500,000 +        0.50%       0.50%        0.45%
--------------- ----------- ----------- -------------


NOTE: Sales charges are not imposed on shares purchased with reinvested dividends.

WAIVERS - CLASS A SHARES

The following persons will not have to pay a sales charge on class A shares:


|X| Employees and retired employees of Firstar Bank or its affiliates and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;


|X| Firstar trust customers of Firstar Corporation and its subsidiaries; and

|X| non-trust customers of financial advisers

REDUCING YOUR SALES CHARGE - CLASS A SHARES

You can reduce the sales charge on purchases of class A shares by:

|X| purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

|X| signing a letter of intent that you intend to purchase more than $100,000 worth of shares over the next 13 months;

|X| using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days; and

|X| combining concurrent purchases of class A shares from different funds.

CLASS B SHARES

Class B shares are regular retail shares and may be purchased by individuals or IRAs. With class B shares, a sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your class B shares within six full years of the date you purchased, a contingent deferred sales charge
(CDSC) may be charged by the funds' distributor. Certain class B shares also impose a Rule 12b-1 fee.

WHAT SHARES COST - CLASS B SHARES

------------------------------ -------------------------------
     YEAR OF REDEMPTION             CONTINGENT DEFERRED
       AFTER PURCHASE                   SALES CHARGE
------------------------------ -------------------------------
          1 OR LESS                         5.0%
            1 - 2                           4.0%
            2 - 3                           3.0%
            3 - 4                           3.0%
            4 - 5                           2.0%
            5 - 6                           1.0%
         MORE THAN 6                        None
------------------------------ -------------------------------

If you purchase class B shares of any of the funds, you will pay the net asset value next determined after your order is received. There is no sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge on class B shares at the time you redeem. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in the amount indicated by the table below:

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1. shares of the fund you purchased by reinvesting your dividends and long-term capital gains
2. shares of a fund you held for more than six full years from the date of purchase
3. shares of a fund you held for fewer than six full years on a first-in, first-out basis


A redemption made under the Systematic Withdrawal Plan (see "Selling Shares") will not be assessed the CDSC as long as it does not amount to more than 10% of your initial balance. CDSC is also not charged on:


|X| shares purchased by reinvesting your dividends or distributions of short or long-term capital gains
|X| shares held for more than six full years after purchase
|X| redemptions made following death or disability (as defined by the IRS)
|X| redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2 years old or older
|X| redemptions made in shareholder accounts that do not have the required minimum balance

WAIVERS - CLASS B SHARES

The following persons will not have to pay the CDSC on class B shares:


|X| Employees and retired employees of Firstar Bank or its affiliates and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;
|X| Firstar trust customers of Firstar Corporation and its subsidiaries; and |X| non-trust customers of financial advisers


CLASS Y SHARES

The Y class of shares is available only to Firstar Bank's trust or institutional investors. With class Y shares, you do not pay any sales charges, nor is a 12b-1 fee imposed. Similar to the other classes, the class Y shares do pay investment management fees and other fees. Currently, the GROWTH EQUITY FUND, RELATIVE VALUE FUND, SCIENCE & TECHNOLOGY FUND and STELLAR FUND sell class Y shares.

WHAT CLASS Y SHARES COST


If you purchase class Y shares of any of the funds, you will pay their NAV next determined after your order is received. There is no sales charge on this class at the time you purchase or redeem your shares.


PRICE OF SHARES
--------------------------------------------------------------------------------

HOW NAV IS DETERMINED

The net asset value (NAV) is calculated by taking the value of the fund's assets, including interest on dividends accrued, but not yet collected, less all liabilities and dividing the result by the number of shares outstanding. The net asset value for each fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days the New York Stock Exchange is not open. Currently the New York Stock Exchange is closed on the following holidays:

New Year's Day                     Good Friday         Labor Day
Martin Luther King, Jr.'s Day      Memorial Day        Thanksgiving Day
Presidents' Day                    Independence Day    Christmas Day

                                      NAV =

                              ASSETS - LIABILITIES
                              --------------------
                              # outstanding shares

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the funds' portfolio securities are determined as follows:

1. FOR EQUITY SECURITIES: according to the last sale price on a national securities exchange, if applicable.

2. IN THE ABSENCE OF RECORDED SALES FOR LISTED EQUITY SECURITIES: according to the mean between the last closing bid and asked prices.

3. FOR UNLISTED EQUITY SECURITIES: latest bid prices.

4. FOR BONDS AND OTHER FIXED-INCOME SECURITIES: as determined by an independent pricing service.

5. FOR SHORT-TERM OBLIGATIONS: according to the mean between bid and asked prices as furnished by an independent pricing service.

6. FOR SHORT-TERM OBLIGATIONS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE: at amortized cost.

7. FOR ALL OTHER SECURITIES: at fair value as determined in good faith by the funds' board of trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Regarding the INTERNATIONAL EQUITY FUND, the underlying funds in which the fund invests may value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors/trustees of the underlying fund.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing the net asset value, the funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's board of trustees, although the actual calculation may be done by others.

PURCHASING SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


To open an account, first determine if you are buying class A, B or Y shares (see "Description of Classes"). The minimum initial investment amounts for each class of shares are shown below. Additional investments may be made in any amount.


------------------------------------------------------------ ---------------------------------------------------------
                   Class A and B Shares                                           Class Y Shares
------------------------------------------------------------ ---------------------------------------------------------
|X| $1,000 for individuals                                   |X| $1,000 for trust or institutional customers of
                                                                 Firstar Bank  ($1,000 may be determined by
|X| $500 for Education IRA customers                             combining the amount in all mutual fund accounts
                                                                 you maintain with Firstar Bank)
|X| $25 for Firstar Bank employees and members of
    their immediate family, and persons contributing to
    SIMPLE IRAs
------------------------------------------------------------ ---------------------------------------------------------

TIMING OF REQUESTS

The price per share will be the next asset value next computed after the time your request is received in good order and accepted by the funds or the funds' authorized agent. All requests received in good order by the funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

RECEIPT OF ORDERS


Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.


When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X| the NAME of the fund
|X| the DOLLAR amount of shares to be purchased
|X| purchase application or investment stub
|X| check payable to Firstar Stellar Funds

METHODS OF BUYING
----------------------------------- ------------------------------------------------- ----------------------------------------------
                                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY TELEPHONE               Call Firstar Stellar Funds at 1-800-677-FUND to   Call Firstar Stellar Funds at 1-800-677-FUND
         (FIRSTAR BANK CUSTOMERS    place the order.  (Note: For security reasons,    to place the order.  (Note: For security
         ONLY)                      requests by telephone will be recorded.)          reasons, requests by telephone will be
                                                                                      recorded.)
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY MAIL                    Make your check payable to "Firstar Stellar       Fill out the investment stub from an account
                                    Funds."  Forward the check and your application   statement, or indicate the fund name and
                                    to the address below.  No third party checks      account number on your check.  Make your
                                    will be accepted.  If your check is returned      check payable to "Firstar Stellar Funds."
                                    for any reason, a $25 fee will be assessed        Forward the check and stub to the address
                                    against your account.                             below.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY FEDERAL FUNDS WIRE      Forward your application to Firstar Stellar       Call Firstar Stellar Funds at 1-800-677-FUND
                                    Funds at the address below.  Call                 to notify of incoming wire.  Use the
                                    1-800-677-FUND to obtain an account number.       following instructions:
                                    Wire funds using the instructions to the right.
                                                                                      Firstar Bank, N.A.
                                                                                      Milwaukee, WI  53202
                                                                                      ABA #:  075000022
                                                                                      Credit:  Firstar Mutual Fund Services, LLC
                                                                                      Account #:  112-952-137
                                                                                      Further Credit: (name of fund, share class)
                                                                                                      (name/title on the account)
                                                                                                      (account #)
                                                                                     The fund and its transfer agent are not
                                                                                     responsible for the consequences of delays
                                                                                     resulting from the banking or Federal Reserve
                                                                                     Wire system, or from incomplete wiring
                                                                                     instructions.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      AUTOMATIC INVESTMENT PLAN  Open a fund account with one of the other        If you didn't set up an automatic investment
                                    methods. If by mail, be sure to include your     plan with your original application, call
                                    checking account number on the appropriate       Firstar Stellar Funds at 1-800-677-FUND.
                                    section of your application and enclose a        Additional investments (minimum of $25 per
                                    voided check or deposit slip with initial        period) will be taken automatically monthly
                                    purchase application.                            or quarterly from your checking account.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      THROUGH SHAREHOLDER        To purchase shares for another investor, call     To purchase shares for another investor,
         SERVICE ORGANIZATIONS      Firstar Stellar Funds at 1-800-677-FUND.          call Firstar Stellar Funds at 1-800-677-FUND.
----------------------------------- ------------------------------------------------- ----------------------------------------------
|X|      BY EXCHANGE                Call 1-800-677-FUND to obtain exchange            Call 1-800-677-FUND to obtain exchange
                                    information.  See "Exchanging Shares."            information.  See "Exchanging Shares."
----------------------------------- ------------------------------------------------- ----------------------------------------------

ADDRESS FOR FIRSTAR STELLAR FUNDS

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                    BY OVERNIGHT DELIVERY
Firstar Stellar Funds                      Firstar Stellar Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 3011                              615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin  53201-3011           Milwaukee, Wisconsin  53202

NOTE: The funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the funds.

SELLING SHARES
--------------------------------------------------------------------------------

METHODS OF SELLING
---------------------------------- -----------------------------------------------------------------------------------
                                   TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY TELEPHONE              Call Firstar Stellar Funds at 1-800-677-FUND to sell shares.
                                   (NOTE:  For security reasons, requests by telephone will be recorded.)
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY MAIL                   Send a letter instructing the Firstar Stellar Funds to redeem the dollar amount or number of shares you wish.  The letter should contain the fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your account is an IRA, signatures must be guaranteed and your request must indicate whether or not 10% withholding should apply.  Requests submitted without an election whether or not to withhold will be subject to withholding.
---------------------------------- -----------------------------------------------------------------------------------
|X|      BY FEDERAL FUNDS WIRE     Call Firstar Stellar Funds at 1-800-677-FUND to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.
---------------------------------- -----------------------------------------------------------------------------------
|X|      SYSTEMATIC WITHDRAWAL     Call Firstar Stellar Funds at 1-800-677-FUND to arrange for regular monthly or
         PLAN                      quarterly fixed withdrawal payments.  The minimum payment you may receive is $25 per period. Note that this plan may deplete your investment and affect your income or yield. Also, it isn't wise to make purchases of class B shares while participating in this plan because of the sales charges.
---------------------------------- -----------------------------------------------------------------------------------
|X|      SHAREHOLDER SERVICE       Consult your account agreement for information on redeeming shares.
         ORGANIZATION
---------------------------------- -----------------------------------------------------------------------------------

|X|      BY EXCHANGE               Call 1-800-677-FUND to obtain exchange information.  See "Exchanging Shares" for further information.

---------------------------------- -----------------------------------------------------------------------------------

WHEN REDEMPTION PROCEEDS ARE SENT TO YOU

Your shares may only be redeemed on days on which the funds compute their net asset value. Your redemption requests cannot be processed on days the New York Stock Exchange is closed or on federal holidays which restrict wire transfers.

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:


|X| the NAME of the fund
|X| the NUMBER of shares or the DOLLAR amount of shares to be redeemed |X| SIGNATURES of all registered shareholders exactly as the shares are registered (guaranteed for IRAs)
|X| the ACCOUNT number


All requests received in good order by Firstar Stellar Funds before 3:30 p.m. (Eastern time), will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after Firstar receives a proper redemption request. If you purchase shares using a check and soon after request a redemption, Firstar Stellar Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). VALUE OF SHARES SOLD Your shares will be redeemed at the net asset value next determined after Firstar Stellar Funds receives your redemption request in good order. In the case of class B shares, the applicable contingent deferred sales charge will be subtracted from your redemption amount or your account balance, per your instructions.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, Firstar Stellar Funds may mail you a notice if your account falls below $1,000 requesting that you bring the account back up to $1,000 or close it out. If you do not respond to the request within 30 days, Firstar Stellar Funds may close the account on your behalf and send you the proceeds. If you have an account through a shareholder service organization, consult your account agreement for information on accounts with low balances.

SIGNATURE GUARANTEES

You will need your signature guaranteed if:
|X| you are redeeming shares from an IRA account
|X| you request a redemption to be made payable to a person not on record with the funds, or
|X| you request that a redemption be mailed to an address other than that on record with the funds

You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

EXCHANGING SHARES
--------------------------------------------------------------------------------

You can exchange shares between the Firstar Stellar Funds within the same class. You also may exchange class C shares (no-load money market funds) for class A or B shares of any Firstar Stellar Fund. However, you may not exchange shares from class B to class C and then to class A.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Keep in mind that some funds may have higher sales charges than other funds and you may have to pay the difference in fee. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee.

REINSTATEMENT PRIVILEGE

If you sell shares of a Firstar Stellar Fund or of any Firstar family of funds, you may reinvest some or all of the proceeds in class A shares of any Firstar Stellar Fund within 60 days without a sales charge, as long as you notify the transfer agent of your shareholder service organization at the time you reinvest. All accounts involved must have the same shareholder registration. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.


The SAI contains more information on exchanges. You may also call 1-800-677-FUND to learn more about exchanges, other Firstar Stellar Funds, or any other Firstar family of funds.



DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------



DIVIDENDS AND CAPITAL GAINS


The RELATIVE VALUE FUND and STELLAR FUND each declare and pay dividends on a quarterly basis. The GROWTH EQUITY FUND, SCIENCE & TECHNOLOGY FUND, CAPITAL APPRECIATION FUND and the INTERNATIONAL EQUITY FUND declare and pay dividends on an annual basis.

Unless you provide a written request to receive payments in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends paid in cash or in additional shares are treated the same for tax purposes.

If any of the funds realize capital gains, they will be distributed once every 12 months.

TAX INFORMATION

The funds will pay no federal income tax because they expect to meet certain Internal Revenue Code requirements. The funds will be treated as single, separate entities for federal income tax purposes so that income (including capital gains, if any) and losses realized by one fund will not be combined for tax purposes with those realized by the other funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. All dividends paid by the funds and distributions of net realized short-term capital gains are taxable as ordinary income. Distributions paid by a fund from net realized long-term capital gains are taxable as long-term capital gain. The capital gain holding period and the applicable tax rate is determined by the length of time a fund has held the security and not the length of time that you have held shares in the fund. The funds expect that, because of their investment objectives, distributions will consist primarily of long- and short-term capital gains. Each fund will provide you with detailed tax information for reporting purposes.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

The funds will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables set forth below are intended to help you understand the funds' financial performance for the past 5 years or for the funds' period of operations, as the case may be. Most of the information reflects financial results with respect to a single fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the funds' annual report, which is available upon request.

GROWTH EQUITY FUND
(Class B Shares1)                                             Period ended November 30,
                                                 1999       1998        1997        1996       1995
---------------------------------------------- ---------- ---------- ----------- ----------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $19.52     $17.17      $15.17      $12.70     $10.00
---------------------------------------------- ---------- ---------- ----------- ----------- ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 (0.04)      0.02        0.19        0.17       0.24
   Net gains or losses on securities (both       4.88       3.32        2.97        3.12       2.67
   realized and unrealized)
   Total from investment operations              4.84       3.34        3.16        3.29       2.91
LESS DISTRIBUTIONS
   Dividends (from net investment income)       (0.02)     (0.03)      (0.14)      (0.16)     (0.21)
   Distributions in excess of net investment    (0.00)2      --          --          --         --
   income
   Distributions (from capital gains)           (0.45)     (0.96)      (1.02)      (0.66)       --
   Total distributions                          (0.47)     (0.99)      (1.16)      (0.82)     (0.21)
---------------------------------------------- ---------- ---------- ----------- ----------- ----------
NET ASSET VALUE, END OF PERIOD                  $23.89     $19.52      $17.17      $15.17     $12.70
---------------------------------------------- ---------- ---------- ----------- ----------- ----------
TOTAL RETURN3                                   25.26%     20.76%      22.65%      27.34%     29.44%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $90,468    $66,478    $45,025     $85,311     $48,699
   Gross ratio of expenses to average net        1.52%      1.54%      1.29%       1.39%      1.40%4
   assets5
   Net ratio of expenses to average net          1.36%      1.34%      1.09%       1.19%      1.17%4
   assets6
   Gross ratio of net income to average net     (0.24)%    (0.08)%     0.66%       1.11%      1.77%4
   assets5
   Net ratio of net income to average net       (0.08)%     0.12%      0.86%       1.31%      2.00%4
   assets6
   Portfolio turnover rate                        28%        48%        60%         96%        171%

1 The date of initial public investment for class B shares was December 12,
  1994.
2 Less than one cent per share.
3 Based on net asset value, which does not reflect the contingent deferred sales charge, if applicable.
4 Annualized.
5 Before waivers.
6 After waivers.


GROWTH EQUITY FUND
(Class Y Shares1)                                    Period ended November 30,
                                                  1999        1998        1997
---------------------------------------------- ----------- ----------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $19.51      $17.18      $16.46
---------------------------------------------- ----------- ----------- ------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.07        0.06        0.03
   Net gains or losses on securities (both        4.83        3.30        0.73
   realized and unrealized)
   Total from investment operations               4.90        3.36        0.76
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.05)      (0.07)      (0.04)
   Distributions in excess of net investment     (0.01)        --          --
   income
   Distributions (from capital gains)            (0.45)      (0.96)        --
   Total distributions                           (0.51)      (1.03)      (0.04)
---------------------------------------------- ----------- ----------- ------------
NET ASSET VALUE, END OF PERIOD                   $23.90      $19.51      $17.18
---------------------------------------------- ----------- ----------- ------------
TOTAL RETURN2                                    25.61%      20.91%       4.59%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $186,177    $121,475    $109,087
   Gross ratio of expenses to average net        1.27%       1.29%       1.26%3
   assets4
   Net ratio of expenses to average net          1.11%       1.09%       1.06%3
   assets5
   Gross ratio of net income to average net      0.01%       0.17%       0.48%3
   assets4
   Net ratio of net income to average net        0.17%       0.37%       0.68%3
   assets5
   Portfolio turnover rate                        28%         48%          60%

1 The date of initial public investment for class Y shares was August 18, 1997. 2 Based on net asset value.
3 Annualized.
4 Before waivers.
5 After waivers.


RELATIVE VALUE FUND
(Class A Shares1)                                                  Period ended November 30,
                                                      1999       1998        1997       1996        1995
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $26.26     $23.48      $19.03     $15.02      $11.36
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.10       0.11        0.67       0.27        0.29
   Net gains or losses on securities (both            3.01       3.66        4.45       4.01        3.65
   realized and unrealized)
   Total from investment operations                   3.11       3.77        5.12       4.28        3.94
LESS DISTRIBUTIONS
   Dividends (from net investment income)            (0.16)     (0.17)      (0.28)     (0.26)      (0.28)
   Distributions (from capital gains)                (0.11)     (0.82)      (0.39)     (0.01)        --
   Total distributions                               (0.27)     (0.99)      (0.67)     (0.27)      (0.28)
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
NET ASSET VALUE, END OF PERIOD                       $29.10     $26.26      $23.48     $19.03      $15.02
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
TOTAL RETURN2                                        11.89%     16.67%      27.69%     28.86%      35.10%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)        $54,825     $50,925    $37,748    $215,843    $131,979
   Gross ratio of expenses to average net assets3    1.46%       1.49%      1.21%       1.24%      1.26%
   Net ratio of expenses to average net assets4      1.30%       1.29%      1.01%       1.04%      1.06%
   Gross ratio of net income to average net          0.36%       0.50%      1.20%       1.51%      1.97%
   assets3
   Net ratio of net income to average net assets4    0.52%       0.70%      1.40%       1.71%      2.17%
   Portfolio turnover rate                            11%         26%        18%         16%        24%

1 The date of initial public investment for class A shares was June 5, 1991. For the period from January 31, 1989 (start of business) to June 4, 1991, all income was distributed to Federated Services Corporation, the administrator at the time.
2 Based on net asset value, which does not reflect the sales charge, if applicable.
3 Before waivers.
4 After waivers.


RELATIVE VALUE FUND
(Class B Shares1)                               Period ended November 30,
                                                  1999        1998
---------------------------------------------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $26.28      $26.01
---------------------------------------------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.16        0.14
   Net gains or losses on securities (both        2.94        0.24
   realized and unrealized)
   Total from investment operations               3.10        0.38
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.18)      (0.11)
   Distributions (from capital gains)            (0.11)        --
   Total distributions                           (0.29)      (0.11)
---------------------------------------------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                   $29.09      $26.28
---------------------------------------------- ----------- -----------
TOTAL RETURN2                                    11.84%      1.50%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $14,278      $7,847
   Gross ratio of expenses to average net        1.46%       1.24%3
   assets4
   Net ratio of expenses to average net          1.30%       1.04%3
   assets5
   Gross ratio of net income to average net      0.36%       0.75%3
   assets4
   Net ratio of net income to average net        0.52%       0.95%3
   assets5
   Portfolio turnover rate                        11%         26%

1 The date of initial public investment for class B shares was March 31, 1998. 2 Based on net asset value, which does not reflect contingent deferred sales charge, if applicable.
3 Annualized.
4 Before waivers.
5 After waivers.



RELATIVE VALUE FUND
(Class Y Shares1)                                 Period ended November 30,
                                                  1999        1998       1997
---------------------------------------------- ----------- ----------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $26.27      $23.49     $22.67
---------------------------------------------- ----------- ----------- ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.23        0.18       0.08
   Net gains or losses on securities (both        2.96        3.65       0.81
   realized and unrealized)
   Total from investment operations               3.19        3.83       0.89
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.23)      (0.23)     (0.07)
   Distributions (from capital gains)            (0.11)      (0.82)       --
   Total distributions                           (0.34)      (1.05)     (0.07)
---------------------------------------------- ----------- ----------- ---------
NET ASSET VALUE, END OF PERIOD                   $29.12      $26.27     $23.49
---------------------------------------------- ----------- ----------- ---------
TOTAL RETURN2                                    12.20%      16.95%      3.93%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $466,203    $386,405   $312,056
   Gross ratio of expenses to average net        1.21%       1.24%      1.20%3
   assets4
   Net ratio of expenses to average net          1.05%       1.04%      1.00%3
   assets5
   Gross ratio of net income to average net      0.61%       0.75%      1.15%3
   assets4
   Net ratio of net income to average net        0.77%       0.95%      1.35%3
   assets5
   Portfolio turnover rate                        11%         26%         18%

1 The date of initial public investment for class Y shares was August 18, 1997. 2 Based on net asset value.
3 Annualized.
4 Before waivers.
5 After waivers.



SCIENCE & TECHNOLOGY FUND
(Class B Shares1)                       Period ended November 30,
                                                  1999
---------------------------------------------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.00
---------------------------------------------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           --
   Net gains or losses on securities (both        4.52
   realized and unrealized)
   Total from investment operations               4.52
LESS DISTRIBUTIONS
   Dividends (from net investment income)          --
   Distributions (from capital gains)              --
   Total distributions                             --
---------------------------------------------- -----------
NET ASSET VALUE, END OF PERIOD                   $14.52
---------------------------------------------- -----------
TOTAL RETURN2                                    45.20%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)     $1,345
   Gross ratio of expenses to average net        2.09%3
   assets4
   Net ratio of expenses to average net          1.94%3
   assets5
   Gross ratio of net income to average net     (1.34)%3
   assets4
   Net ratio of net income to average net       (1.19)%3
   assets5
   Portfolio turnover rate                        16%

1 The date of initial public investment for class B shares was August 9, 1999. 2 Based on net asset value, which does not reflect contingent deferred sales charge, if applicable.
3 Annualized.
4 Before waivers.
5 After waivers.



SCIENCE & TECHNOLOGY FUND
(Class Y Shares1)                       Period ended November 30,
                                                  1999
---------------------------------------------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.00
---------------------------------------------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            --
   Net gains or losses on securities (both         4.56
   realized and unrealized)
   Total from investment operations                4.56
LESS DISTRIBUTIONS
   Dividends (from net investment income)          --
   Distributions (from capital gains)              --
   Total distributions                             --
---------------------------------------------- -----------
NET ASSET VALUE, END OF PERIOD                   $14.56
---------------------------------------------- -----------
TOTAL RETURN2                                    45.60%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $40,936
   Gross ratio of expenses to average net        1.84%3
   assets4
   Net ratio of expenses to average net          1.69%3
   assets5
   Gross ratio of net income to average net     (1.09)%3
   assets4
   Net ratio of net income to average net       (0.94)%3
   assets5
   Portfolio turnover rate                        16%

1 The date of initial public investment for class Y shares was August 9, 1999. 2 Based on net asset value.
3 Annualized.
4 Before waivers.
5 After waivers.


STELLAR FUND
(Class A Shares1)                                             Period ended November 30,
                                                      1999       1998        1997       1996        1995
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $13.35     $14.27      $13.59     $12.17      $10.90
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.31       0.38        0.36       0.34        0.34
   Net gains or losses on securities (both            0.52       0.35        1.18       1.62        1.33
   realized and unrealized)
   Total from investment operations                   0.83       0.73        1.54       1.96        1.67
LESS DISTRIBUTIONS
   Dividends (from net investment income)            (0.35)     (0.35)      (0.36)     (0.34)      (0.35)
   Distributions (from capital gains)                (1.16)     (1.30)      (0.50)     (0.20)      (0.05)
   Total distributions                               (1.51)     (1.65)      (0.86)     (0.54)      (0.40)
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
NET ASSET VALUE, END OF PERIOD                       $12.67     $13.35      $14.27     $13.59      $12.17
-------------------------------------------------- ----------- ---------- ----------- ---------- -----------
TOTAL RETURN2                                        6.92%       5.74%      11.94%     16.64%      15.67%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)        $40,133     $46,613    $50,398     $50,094    $48,902
   Gross ratio of expenses to average net assets3    1.76%       1.85%      1.76%       1.86%      1.85%
   Net ratio of expenses to average net assets4      1.60%       1.65%      1.56%       1.66%      1.65%
   Gross ratio of net income to average net          2.33%       2.51%      2.43%       2.56%      2.78%
   assets3
   Net ratio of net income to average net assets4    2.49%       2.71%      2.63%       2.76%      2.98%
   Portfolio turnover rate                            39%         77%        64%         65%        104%

1 The date of initial public investment for class A shares was October 18, 1991. 2 Based on net asset value, which does not reflect the sales charge, if applicable.
3 Before waivers.
4 After waivers.


STELLAR FUND
(Class Y Shares1)                                        Period ended November 30,
                                                 1999       1998       1997       1996       1995
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $13.36     $14.27     $13.59     $12.17     $10.90
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                         0.35       0.42       0.40       0.37       0.38
   Net gains or losses on securities (both       0.51       0.36       1.18       1.62       1.32
   realized and unrealized)
   Total from investment operations              0.86       0.78       1.58       1.99       1.70
LESS DISTRIBUTIONS
   Dividends (from net investment income)       (0.39)     (0.39)     (0.40)     (0.37)     (0.38)
   Distributions (from capital gains)           (1.16)     (1.30)     (0.50)     (0.20)     (0.05)
   Total distributions                          (1.55)     (1.69)     (0.90)     (0.57)     (0.43)
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, END OF PERIOD                  $12.67     $13.36     $14.27     $13.59     $12.17
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
TOTAL RETURN2                                    7.15%      6.11%     12.22%     16.94%     15.97%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $47,491    $58,572    $63,742    $67,047    $64,754
   Gross ratio of expenses to average net        1.51%      1.60%      1.51%      1.59%      1.60%
   assets3
   Net ratio of expenses to average net          1.35%      1.40%      1.31%      1.39%      1.40%
   assets4
   Gross ratio of net income to average net      2.58%      2.76%      2.69%      2.65%      3.03%
   assets3
   Net ratio of net income to average net        2.74%      2.96%      2.89%      2.85%      3.23%
   assets4
   Portfolio turnover rate                        39%        77%        64%        65%       104%

1 The date of initial public investment for class Y shares was April 11, 1994.
  For the period from April 5, 1994 (start of business) to April 10, 1994, all income was distributed to Federated Services Corporation, the administrator at the time.
2 Based on net asset value.
3 Before waivers.
4 After waivers.


CAPITAL APPRECIATION FUND
(Class A Shares1)                                        Period ended November 30,
                                                 1999       1998       1997       1996       1995
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.75     $14.34     $12.55     $11.82     $10.15
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          --       (0.05)      0.02      (0.03)      0.03
   Net gains or losses on securities (both       0.57       0.56       1.77       1.05       1.72
   realized and unrealized)
   Total from investment operations              0.57       0.51       1.79       1.02       1.75
LESS DISTRIBUTIONS
   Dividends (from net investment income)         --       (0.02)       --         --       (0.04)
   Distributions in excess of net investment      --         --         --         --       (0.00)6
   income2
   Distributions (from capital gains)             --       (3.08)       --       (0.29)     (0.04)
   Total distributions                            --       (3.10)       --       (0.29)     (0.08)
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, END OF PERIOD                  $12.32     $11.75     $14.34     $12.55     $11.82
---------------------------------------------- ---------- ---------- ---------- ---------- ----------
TOTAL RETURN3                                    4.85%      4.75%     14.26%      8.95%     17.35%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $85,257    $79,981    $83,118    $79,163    $56,430
   Gross ratio of expenses to average net        1.47%      1.52%      1.49%      1.52%      1.68%
   assets4
   Net ratio of expenses to average net          1.31%      1.32%      1.29%      1.32%      1.47%
   assets5
   Gross ratio of net income to average net     (0.49)%    (0.64)%    (0.04)%    (0.44)%     0.07%
   assets4
   Net ratio of net income to average net       (0.33)%    (0.44)%     0.16%     (0.24)%     0.28%
   assets5
   Portfolio turnover rate                        92%        94%       262%       174%       144%

1 The date of initial public investment for class A shares was June 13, 1994. 2 Distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. 3 Based on net asset value, which does not reflect the sales charge, if applicable.
4 Before waiver.
5 After waivers.
6 Less than one cent per share.


INTERNATIONAL EQUITY FUND
(Class A Shares1)                           Period ended November 30,
                                                  1999        1998
---------------------------------------------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.35      $10.00
---------------------------------------------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.09        0.05
   Net gains or losses on securities (both        2.78        0.34
   realized and unrealized)
   Total from investment operations               2.87        0.39
LESS DISTRIBUTIONS
   Dividends (from net investment income)        (0.10)      (0.04)
   Distributions (from capital gains)            (0.18)        --
   Total distributions                           (0.28)      (0.04)
---------------------------------------------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                   $12.94      $10.35
---------------------------------------------- ----------- -----------
TOTAL RETURN2                                    28.44%      3.95%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted)    $59,496     $48,459
   Gross ratio of expenses to average net        1.29%       1.51%3
   assets4
   Net ratio of expenses to average net          1.13%       1.31%3
   assets5
   Gross ratio of net income to average net      0.11%       0.17%3
   assets4
   Net ratio of net income to average net        0.27%       0.37%3
   assets5
   Portfolio turnover rate                        34%          3%

1 The date of initial public investment for class A shares was December 3, 1997. 2 Based on net asset value, which does not reflect the sales charge, if applicable.
3 Annualized.
4 Before waivers.
5 After waivers.





                                         FOR MORE INFORMATION

                                         YOU MAY OBTAIN THE FOLLOWING AND OTHER
                                         INFORMATION ON THE FIRSTAR STELLAR
                                         FUNDS FREE OF CHARGE:

                                         ANNUAL AND SEMI-ANNUAL REPORTS TO
                                         SHAREHOLDERS

                                         The annual and semi-annual reports
                                         provide the funds' most recent
                                         financial statements and portfolio
                                         listings. The annual report contains a
                                         discussion of the market conditions and
                                         investment strategies that affected the
                                         funds' performances during the last
                                         fiscal year.

                                         STATEMENT OF ADDITIONAL INFORMATION
                                         (SAI) DATED MARCH 31, 2000

                                         The SAI is incorporated into this
                                         prospectus by reference (i.e., legally
                                         made a part of this prospectus). The
                                         SAI provides more details about the
                                         funds' policies and management.

                                         TO RECEIVE ANY OF THESE DOCUMENTS OR
                                         PROSPECTUSES ON THE FIRSTAR STELLAR
                                         FUNDS:

                                         BY TELEPHONE
                                         1-800-677-FUND

                                         BY MAIL:
                                         Firstar Stellar Funds
                                         c/o Firstar Mutual Fund Services, LLC
                                         P.O. Box 3011
                                         Milwaukee, Wisconsin 53201-3011

                                         ON THE INTERNET:
                                         Text only versions of fund documents
                                         can be viewed online or downloaded
                                         from:  HTTP://WWW.SEC.GOV and
                                         HTTP://WWW.FIRSTARSTELLARFUNDS.COM

                                         You may review and obtain copies of
                                         fund information (including the SAI) at
                                         the SEC Public Reference Room in
                                         Washington, D.C. Please call
                                         1-202-942-8090 for information relating
                                         to the operation of the Public
                                         Reference Room. Copies of the
                                         information may be obtained for a fee
                                         by writing the Public Reference
                                         Section, Securities and Exchange
                                         Commission, Washington, D.C. 20549-6009
                                         or by sending an electronic request to
                                         the SEC at the following e-mail
                                         address: publicinfo@sec.gov.

Investment Company Act File # 811-05762


PROSPECTUS

TREASURY FUND

         March 31, 2000



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

OVERVIEW.......................................................................3
TREASURY FUND..................................................................4
MANAGEMENT OF THE FUND.........................................................6
DISTRIBUTION OF SHARES.........................................................6
DESCRIPTION OF CLASSES.........................................................6
PRICE OF SHARES................................................................7
PURCHASING SHARES..............................................................7
SELLING SHARES.................................................................8
DISTRIBUTIONS AND TAXES........................................................8
FINANCIAL HIGHLIGHTS...........................................................9

OVERVIEW
--------------------------------------------------------------------------------


                           GOAL OF THE TREASURY FUND

                           The goal of the Treasury Fund is to provide current income while preserving capital.

                           STRATEGY OF THE FUND

                           The TREASURY FUND invests exclusively in short-term U.S. Treasury obligations. The fund strives to maintain a share price of $1.00.

                           PRINCIPAL RISKS OF THIS FUND

                           The main risks of investing in the fund are:

                           |X| INTEREST RISKS: The rate of income will vary from
                               day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

                           |X| CREDIT RISKS: The fund can also be affected by
                               changes in the credit quality rating or changes in the issuer's financial condition. A default on a security or a repurchase agreement held by the fund could cause the value of your investment to decline.

                           |X| Although the fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the fund.

AN INVESTMENT IN THE FUND     WHO MAY WANT TO INVEST
IS NOT A DEPOSIT OF FIRSTAR   The fund may be appropriate for investors that:
BANK AND IS NOT INSURED OR    |X| want to save money rather than "invest"
GUARANTEED BY THE FEDERAL     |X| require stability of principal
DEPOSIT INSURANCE             |X| prefer to receive income with relatively fewer
CORPORATION OR ANY OTHER          risks
GOVERNMENT AGENCY.            |X| are risk adverse

                           The Statement of Additional Information contains more information about the fund and the types of securities in which they may invest.

TREASURY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TREASURY FUND seeks to achieve stability of principal and current income consistent with stability of principal.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund intends to achieve its investment goal by investing exclusively in short-term U.S. Treasury obligations that have a maturity of 397 days or less from the date of purchase. The fund may purchase repurchase agreements collateralized by U.S. Treasury obligations. The fund intends to invest in the agreements that provide for repurchase within 397 days from the date of acquisition. The average maturity of these securities is 120 days or less. The average maturity, however, of all the securities in the fund's portfolio will be 90 days or less on a dollar-weighted basis. Securities subject to repurchase agreements are marked to market on a daily basis. U.S. Treasury obligations are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States government. The fund may also retain assets in cash and may purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

REPURCHASE AGREEMENTS

Arrangements in which banks, broker/dealers and other financial institutions sell securities to the fund and agree to repurchase them at a certain time and price within one year.

REPURCHASE AGREEMENT RISKS One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the fund, which may result in the fund selling the security for less than the agreed upon price. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. That could mean the fund might have to wait through lengthy court actions before selling the securities.

WHEN ISSUED/DELAYED DELIVERY

Securities with payment and delivery scheduled for a future time.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION RISKS One of the risks of investing in when-issued or delayed delivery transactions is if the seller chooses not to complete the transaction, the fund could miss an advantageous price or yield.

Another risk is that because settlement dates may be a month or more after entering into the transactions, the market value of the securities may have dropped from the agreed upon purchase price. However, the fund may cancel a commitment to purchase securities prior to settlement if the fund's investment adviser believes it is appropriate.

The fund may enter into transactions to sell its purchase commitments to third parties at current market rates and simultaneously acquire other commitments to purchase similar securities at later dates. The fund may realize short-term profits or losses on the sale of these kinds of commitments.

PAST PERFORMANCE

The bar chart and table below illustrate the variability of the Treasury Fund's returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows the fund's average annual returns for one, five, ten-years and since the fund's inception ended December 31, 1999. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

Treasury Fund - C Shares
Calendar Year Returns as of 12/31

1990      7.64%
1991      5.49%
1992      3.26%
1993      2.54%
1994      3.51%
1995      5.26%
1996      4.77%
1997      4.86%
1998      4.61%
1999      4.06%

BEST QUARTER:         Q3     1990     1.89%
WORST QUARTER:        Q4     1993     0.62%

-------------------------------- ------- -------- ---------- -----------
  AVERAGE ANNUAL TOTAL RETURN    1 Year  5 Years    10 Years  Since
       THROUGH 12/31/99                                      inception
-------------------------------- ------- -------- ---------- -----------
Treasury Fund       C Shares1    4.06%    4.71%     4.59%      4.85%
-------------------------------- ------- -------- ---------- -----------
FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.

1 C Shares commenced operations April 15, 1989.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------- --------
SHAREHOLDER FEES                               CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------- --------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON         None
PURCHASES (as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)           None
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON         None
REINVESTED DIVIDENDS
REDEMPTION FEE                                 None
EXCHANGE FEE                                   None
---------------------------------------------- --------

---------------------------------------------- --------
ANNUAL FUND OPERATING EXPENSES                 CLASS C
(EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------- --------
MANAGEMENT FEES                                   0.50%
DISTRIBUTION AND SERVICE (12B-1) FEES1            0.25%
OTHER EXPENSES2                                   0.43%
TOTAL ANNUAL FUND OPERATING EXPENSES              1.18%
---------------------------------------------- --------

1 C shares of the Treasury Fund can pay up to 0.25% of average daily net assets for 12b-1 fees. However, the investment adviser has chosen to waive a portion of this fee so that the actual amount imposed is 0.15% of average daily net assets. The adviser can reduce the waiver at anytime.

2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.18% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual fund. This example assumes that:

1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS C       $120     $375      $649       $1,432
------------- -------- --------- ---------- -----------
                        CLASS DESCRIPTIONS ARE ON PAGE 6.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Firstar Investment Research & Management Company, LLC (FIRMCO), a wholly owned subsidiary of Firstar Corporation, is the investment adviser for the fund. Prior to April 1, 2000, the fund was managed by the Capital Management Division of Firstar Bank, N.A., which is also a wholly owned subsidiary of Firstar Corporation. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. has been consolidated with those of FIRMCO. Management of the fund was not affected by this consolidation. The investment decisions made by FIRMCO are subject to direction of the fund's board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities for the fund's portfolios. The adviser receives an annual fee from the fund for its services of 0.50% of average daily net assets.

FIRMCO, located at the Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $50 billion in assets under management.

FUND ADMINISTRATION, FUND ACCOUNTING, DIVIDEND DISBURSEMENT AND CUSTODY SERVICES

Firstar Mutual Fund Services, LLC, an affiliate of the fund's investment adviser, provides administrative, accounting and dividend disbursement services to the Firstar Stellar Funds and is located in Milwaukee, Wisconsin. Firstar Bank, N.A., serves as custodian for the fund.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

Edgewood Services, Inc. is the distributor for shares of the fund. Edgewood is based in Pittsburgh, Pennsylvania and is the distributor for a number of investment companies around the country.

RULE 12B-1 PLAN

The fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the 12b-1 Plan, class C shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Edgewood. Edgewood uses this fee to finance activities that promote the sale of the fund's shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

Whenever Edgewood deems it appropriate, Edgewood may, from time to time, voluntarily reduce its compensation under the Rule 12b-1 Plan to the extent expenses of the shares exceed a certain limit. Rule 12b-1 fees are paid out of the funds assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Edgewood may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own shares of the fund. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. Edgewood will determine the schedule of such fees and the basis upon which such fees will be paid.

DESCRIPTION OF CLASSES
--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are regular retail shares and may be purchased by individuals or IRAs. With class C shares, you pay no sales charge when you invest. In the case of the fund, an annual Rule 12b-1 fee (as discussed previously) is assessed against the shares of the class.

PRICE OF SHARES
--------------------------------------------------------------------------------

WHAT SHARES COST

Shares of the fund are sold at their net asset value (NAV) next determined after an order is received. The fund attempts to stabilize the net asset value of their shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value is calculated by subtracting the total liabilities of the fund from the fund's total assets. The difference is divided by the number of fund shares outstanding. There is no sales charge imposed by the fund.

                                      NAV =

                              ASSETS - LIABILITIES
                              --------------------
                              # outstanding shares

The fund will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

The net asset value for the fund is determined as of 2:00 p.m. (Eastern time).

PURCHASING SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

To open an account, contact your financial institution (such as your bank or broker/dealer). Through your financial institution, you can open an account by check or federal funds wire. Your financial institution should have an agreement with the Distributor. The minimum initial investment amount is $1,000. Additional investments may be made in any amount. Please note, your financial institution will be the record owners of the shares.

TIMING OF PURCHASE REQUESTS

The price per share will be the net asset value next computed after the time your request is received in good order and accepted by the fund or by the fund's authorized agent. Telephone orders and federal fund wire requests received in good order by the fund by 2:00 p.m. (Eastern time), will be executed on the same day. Requests received after 2:00 p.m. (Eastern time), including all purchases by checks, will be executed the next business day.

RECEIPT OF ORDERS

Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.

METHOD OF BUYING

You may purchase shares through a financial institution. Contact your bank or broker/dealer to open an account. NOTE: The financial institution is responsible for promptly transmitting your orders. The financial institution may charge you additional fees for its services. You may contact your financial institution to add to your account.

SELLING SHARES
--------------------------------------------------------------------------------

METHOD OF SELLING

To sell some or all of your shares you will have to contact your financial institution. Your proceeds will be sent to you or your financial institution by check or wire. NOTE: Financial institutions are responsible for promptly submitting your requests in good order. They may charge you fees and commissions.

TIMING OF REQUESTS

All requests received in good order by Firstar Bank before 2:00p.m. (Eastern time) will be executed on the same day. Requests received after 2:00 p.m. (Eastern time) will be executed the next business day.

WHEN REDEMPTION PROCEEDS ARE MAILED

If your redemption request is in good order, the fund will normally send your redemption proceeds on the next business day and no later than 7 calendar days after receipt of your proper redemption request.

If you purchase shares using a check and soon after request a redemption, the fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends on a daily basis and pays them to you on a monthly basis. Unless you provide a written request to receive payments in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind that undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends are earned on the day shares of the fund are purchased. If you are investing through a shareholder service organization, consult your account agreement for dividend payment information. Dividends paid in cash or in additional shares are treated the same for tax purposes.

CAPITAL GAINS

If any of the fund realize capital gains, you could earn more dividends. Capital losses could result in a decrease in dividends for you. If a fund realizes net long-term capital gains (not very common), the fund would distribute them every 12 months.

TAX INFORMATION

The fund will pay no federal income tax because it expects to meet certain Internal Revenue Code requirements. The fund will be treated as single, separate entities for federal income tax purposes. The fund expects its distributions to consist primarily of ordinary income. The fund will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

If you are a shareholder of the fund, unless you are exempt from having to pay federal income taxes, you are required to pay federal income taxes on any dividends and other distributions (including capital gain distributions) you receive.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlight table set forth below are intended to help you understand the fund's financial performance for the past 5 years. Most of the information reflects financial results with respect to the fund. The total returns in the table represents the rates that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

TREASURY FUND
(Class C Shares1)                                    Period ended November 30,
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
                                                   1999         1998         1997        1996        1995
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00         $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.04         0.05         0.05        0.05        0.05
  Net gains or losses on securities (both           -             -           -           -           -
  realized and unrealized)
  Total from investment operations                 0.04         0.05         0.05        0.05        0.05
LESS DISTRIBUTIONS
  Dividends (from net investment income)          (0.04)       (0.05)       (0.05)      (0.05)      (0.05)
  Distributions (from capital gains)                -             -           -           -           -
  Total distributions                             (0.04)       (0.05)       (0.05)      (0.05)      (0.05)
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                    $1.00         $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
TOTAL RETURN2                                     4.02%         4.69%       4.85%       4.80%       5.23%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period                    $1,049,641    $542,430     $469,400    $829,259    $654,963
  (000's omitted)
  Gross ratio of expenses to average net          1.08%         1.08%       0.93%       0.90%       0.91%
  assets3
  Net ratio of expenses to average net            0.92%         0.88%       0.73%       0.70%       0.71%
  assets4
  Gross ratio of net income to average net        3.82%         4.38%       4.53%       4.49%       4.94%
  assets3
  Net ratio of net income to average net          3.98%         4.58%       4.73%       4.69%       5.14%
  assets4

1 The C class of the Treasury Fund has been operating since April 15, 1989. 2 Based on net asset value.
3 Before waivers.
4 After waivers.

                                         FOR MORE INFORMATION

                                         YOU MAY OBTAIN THE FOLLOWING AND OTHER
                                         INFORMATION ON THE FUND FREE OF CHARGE:

                                         ANNUAL AND SEMI-ANNUAL REPORTS TO
                                         SHAREHOLDERS

                                         The annual and semi-annual reports
                                         provide the fund' most recent financial
                                         statements and portfolio listings. The
                                         annual report contains a discussion of
                                         the market conditions and investment
                                         strategies that affected the fund'
                                         performances during the last fiscal
                                         year.

                                         STATEMENT OF ADDITIONAL INFORMATION
                                         (SAI) DATED MARCH 31, 2000

                                         The SAI is incorporated into this
                                         prospectus by reference (i.e., legally
                                         made a part of this prospectus). The
                                         SAI provides more details about the
                                         fund's policies and management.

                                         TO RECEIVE ANY OF THESE DOCUMENTS OR
                                         PROSPECTUSES ON THE FUND:

                                         BY TELEPHONE
                                         1-800-677-FUND

                                         BY MAIL:
                                         Firstar Stellar Funds
                                         c/o Firstar Mutual Fund Services, LLC
                                         P.O. Box 3011
                                         Milwaukee, Wisconsin 53201-3011

                                         ON THE INTERNET:
                                         Text only versions of fund documents
                                         can be viewed online or downloaded
                                         from:  HTTP://WWW.SEC.GOV and
                                         HTTP://WWW.FIRSTARSTELLARFUND.COM

                                         You may review and obtain copies of
                                         fund information (including the SAI) at
                                         the SEC Public Reference Room in
                                         Washington, D.C. Please call
                                         1-202-942-8090 for information relating
                                         to the operation of the Public
                                         Reference Room. Copies of the
                                         information may be obtained for a fee
                                         by writing the Public Reference
                                         Section, Securities and Exchange
                                         Commission, Washington, D.C. 20549-6009
                                         or by sending an electronic request to
                                         the SEC at the following e-mail
                                         address: publicinfo@sec.gov.

Investment Company Act File # 811-05762






                           FIRSTAR STELLAR FUNDS

                           STATEMENT OF ADDITIONAL INFORMATION

                           March 31, 2000


                           Treasury Fund

                           This Statement of Additional Information is not a prospectus and should be read together with the prospectus of the Treasury Fund dated March 31, 2000. To receive a copy of the prospectus, write to Firstar Stellar Funds or call 1-800-677-FUND.

                           The Fund's audited financial statements for the fiscal year ended November 30, 1999 is incorporated by reference to the Fund's 1999 Annual Reports.

                           FIRSTAR STELLAR FUNDS
                           C/O FIRSTAR MUTUAL FUND SERVICES, LLC
                           P.O. BOX 3011
                           MILWAUKEE, WISCONSIN  53201-3011


                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT FIRSTAR STELLAR FUNDS................................3

CAPITAL STOCK..................................................................3

DESCRIPTION OF THE FUND........................................................4

THE FUND'S INVESTMENTS AND RISKS...............................................5

THE FUND'S INVESTMENT LIMITATIONS..............................................6

MANAGEMENT OF THE FUND.........................................................7

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................10

INVESTMENT ADVISORY SERVICES..................................................11

BROKERAGE TRANSACTIONS........................................................11

ADMINISTRATIVE SERVICES.......................................................12

FUND ACCOUNTING AND DIVIDEND PAYING AGENT SERVICES............................13

CUSTODIAN.....................................................................13

DISTRIBUTION PLAN.............................................................13

DETERMINING NET ASSET VALUE...................................................14

PURCHASE, EXCHANGE AND PRICING OF SHARES......................................14

TAX STATUS....................................................................18

UNDERWRITERS..................................................................19

CALCULATION OF PERFORMANCE DATA...............................................20

PERFORMANCE COMPARISONS.......................................................22

INDEPENDENT PUBLIC ACCOUNTANTS................................................23

FINANCIAL STATEMENTS..........................................................23

APPENDIX......................................................................24


                              FIRSTAR STELLAR FUNDS

GENERAL INFORMATION ABOUT FIRSTAR STELLAR FUNDS
--------------------------------------------------------------------------------
Firstar Stellar Funds (the "Trust") is a Massachusetts business trust established under a Declaration of Trust dated January 23, 1989. The Trust consists of a series of mutual funds (the "Funds"), which are all open-ended management investment company funds. The Trust was organized under the name "Value Plus Funds," but was changed on March 29, 1989 to "Losantiville Funds." On May 1, 1993, the name of the Trust was changed again to "Star Funds." On November 20, 1998, Star Banc Corporation, the parent company of Star Bank, N.A., merged with Firstar Corporation. Star Bank, N.A. was the investment adviser of the Trust. After the merger, Star Bank changed its name to Firstar Bank, N.A. On February 11, 1999, the Board of Trustees of the Trust (the "Trustees") approved changing the Trust's name to "Firstar Stellar Funds" effective March 1, 1999. On September 20, 1999, Firstar Corporation merged with Mercantile Bancorporation, Inc. Subsequently, as part of an internal restructuring of the investment advisory function within the Firstar Corporation family, the investment management resources of the Capital Management Division of Firstar Bank, N.A. were consolidated with those of Firstar Investment Research & Management Company, LLC ("FIRMCO"), a wholly owned subsidiary of Firstar Corporation. Prior to April 1, 2000, the Funds were managed by the Capital Management Division of Firstar Bank, N.A. Effective April 1, 2000, FIRMCO is the investment adviser for the Funds.

CAPITAL STOCK
--------------------------------------------------------------------------------
TITLE AND DESCRIPTION OF SHARE CLASSES

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust currently consists of 12 individual fund portfolios. Under the Declaration of Trust and a Multiple Class Plan developed pursuant to Rule 18f-3 under the 1940 Act, each Fund is permitted to offer several classes of shares as follows: Class A, Class B, Class C and Class Y. Class A shares are subject to a front-end sales load as described in the prospectus and a Rule 12b-1 fee. Class B shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. Class C shares are not subject to a sales load, but are subject to a Rule 12b-1 fee. Class Y shares are not subject to a sales load or a Rule 12b-1 fee. The table below lists the Funds together with their share classes. Please note that throughout this Statement of Additional Information ("SAI"), the individual Fund series will be referred to by their short name (i.e., without the "Firstar Stellar" preface).

--------------------------------------------- ------------------------------------------ -------------------------------------------
Money Market Funds                            Bond Funds                                 Stock Funds
--------------------------------------------- ------------------------------------------ -------------------------------------------
Treasury Fund - C, Y                          Insured Tax-Free Bond Fund - A, B           Growth Equity Fund - A, B, Y
Tax-Free Money Market Fund - C                U.S. Government Income Fund - A, B          Relative Value Fund - A, B, Y
Ohio Tax-Free Money Market Fund - C           Strategic Income Fund - A, B                Science & Technology Fund - A, B, Y
                                                                                          Stellar Fund - A, B, Y
                                                                                          Capital Appreciation Fund  -  A, B
                                                                                          International Equity Fund  -  A
--------------------------------------------- ------------------------------------------ -------------------------------------------

Classes A, B and C shares are sold primarily to individuals who purchase shares through Firstar Bank, N.A. Class Y shares are offered to trusts, fiduciaries and other institutions through Firstar Bank, N.A. The expenses incurred pursuant to the Rule 12b-1 Plan will be borne solely by Classes A, B and C shares of the applicable Funds and constitute the only expenses allocated to one class and not the other.

RIGHTS OF EACH SHARE CLASS

Each share of the common stock of a Fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Trust have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the Prospectuses.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under the law of Massachusetts for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------
The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

MONEY MARKET FUND

The TREASURY FUND, may follow non-fundamental operational policies that are more restrictive than fundamental investment limitations, as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 ("1940 Act"). In particular, the fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual fund. The fund will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by a Nationally Recognized Ratings Organization (NRSRO) according to Rule 2a-7. The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

The TREASURY FUND is a diversified fund and seeks current income consistent with maintaining stable principal.

THE FUND'S INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
The respective prospectus describes the principal strategies and risks of the Fund. This section provides additional information regarding investments and transactions that the Fund is permitted to make.

REPURCHASE AGREEMENTS

      The fund may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the fund and agree to repurchase them at a mutually agreed upon time and price within one year from date of acquisition. The Fund or their custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a fund, a fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      The fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

      A fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, a fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A fund may realize short-term profits or losses upon the sale of such commitments.

      These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a fund sufficient to make payment for the securities to be purchased are segregated on a fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

RESTRICTED AND ILLIQUID SECURITIES

      The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the adviser to consider certain restricted securities as liquid.

OTHER INVESTMENT COMPANIES

      As an efficient means of carrying out their investment policies, the fund may invest in the securities of other investment companies. A disadvantage to investing in other investment companies is that they also carry certain expenses such as management fees. As a result, any investment by the fund in shares of other investment companies may duplicate shareholder expenses.

THE FUND'S INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
THE FOLLOWING IS A LIST OF THE FUND'S INVESTMENT LIMITATIONS, WHICH CANNOT BE CHANGED WITHOUT THE APPROVAL OF A MAJORITY OF A FUND'S OUTSTANDING VOTING SECURITIES. AS USED IN THIS SAI, "A MAJORITY OF A FUND'S OUTSTANDING VOTING SECURITIES" MEANS THE LESSER OF (1) 67% OF THE SHARES OF COMMON STOCK OF THE FUND REPRESENTED AT A MEETING AT WHICH MORE THAN 50% OF THE OUTSTANDING SHARES ARE PRESENT, OR (2) MORE THAN 50% OF THE OUTSTANDING SHARES OF COMMON STOCK OF THE FUND.

SELLING SHORT

      The Fund will not sell any securities short.

BUYING ON MARGIN

      The Fund will not purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

ISSUING SENIOR SECURITIES

      The Fund will not issue senior securities, except that each fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed.

BORROWING MONEY

      Except as described in the prospectus, the Fund, will borrow money or engage in reverse repurchase agreements for investment leverage. However, the fund may borrow money up to one-third of its value of their total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed fund will serve to reduce the fund's income. A fund will not purchase any securities while borrowings and reverse repurchase agreements in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 15%.

INVESTING IN REAL ESTATE

      The Fund will not purchase or sell real estate, including limited partnership interests. However, it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities that are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

THE TRUSTEES MAY CHANGE THE FOLLOWING INVESTMENT LIMITATIONS WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

      The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

      Under criteria established by the Board of Trustees, certain restricted securities are considered to be liquid. The Fund will limit its purchases of illiquid securities to 15% of its net assets which, include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

      The Fund will limit its investment in other investment companies to:

|X| no more than 3% of the total outstanding voting stock of any investment company,

|X| no more than 5% of their respective total assets in any one investment company,

|X| no more than 10% of their respective total assets in investment companies in general.

      The Fund will limit its investments in the securities of other investment companies to those of money market fund having investment objectives and policies similar to their own.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The fund does not expect to borrow money or pledge securities in excess of 5% of the value of their respective total assets in the coming fiscal year.

For purposes of their policies and limitations, the consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
The Trust is managed by a Board of Trustees. The Trust's Board of Trustees consists of six individuals, five of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are fiduciaries for the fund's shareholders and are governed by the laws of the State of Massachusetts in this regard. They establish policies for the operation of the Trust and appoint the officers who conduct the daily business of the Trust.

Officers and Trustees are listed below with their addresses, birthdates, present positions with the Trust and principal occupations.

------------------------------ ---------------------- --------------------- --------------------------------------------
NAME AND ADDRESS                        AGE           POSITION AND OFFICE              PRINCIPAL OCCUPATION
                                                         WITH THE TRUST             DURING THE PAST FIVE YEARS
------------------------------ ---------------------- --------------------- --------------------------------------------
Thomas L. Conlan, Jr.(1)                61             Trustee, Member of   Retired; President and Chief Executive
c/o Firstar Corporation                                 Audit Committee     Officer, Student Loan Funding Resources,
425 Walnut Street                                                           Inc., 1998 to 1999; President and Chief
Cincinnati, Ohio 45202                                                      Executive Officer, Student Loan Funding
                                                                            Corporation, 1981 to June 1998; President
                                                                            and Chief Executive Officer, Student Loan
                                                                            Funding Corporation, Inc., 1991 to June
                                                                            1998.
------------------------------ ---------------------- --------------------- --------------------------------------------
Alfred Gottschalk, Ph.D.                69                  Trustee         Chancellor (January 1996 to present),
c/o Firstar Corporation                                                     Professor and President, 1971 to 1995,
425 Walnut Street                                                           Hebrew Union College-Jewish Institute of
Cincinnati, Ohio 45202                                                      Religion.
------------------------------ ---------------------- --------------------- --------------------------------------------
Robert J. Hill, D.O.                    41             Trustee, Member of   Physician, Ohio Valley Orthopaedic and
c/o Firstar Corporation                                 Audit Committee     Sports Medicine Institute, Inc. and
425 Walnut Street                                                           Wellington Orthopaedics,  1994 to present;
Cincinnati, Ohio 45202                                                      Fellow Physician, Cleveland Clinic
                                                                            Foundation, 1993 to 1994.
------------------------------ ---------------------- --------------------- --------------------------------------------
Dawn M. Hornback                        36                  Trustee         Founder, President and Chief Executive
c/o Firstar Corporation                                                     Officer of Observatory Group, Inc., August
425 Walnut Street                                                           1990 to present.  Observatory Group, Inc.
Cincinnati, Ohio  45202                                                     is a solution based brand identity firm,
                                                                            specializing in the commercial, medical
                                                                            and educational fields.
------------------------------ ---------------------- --------------------- --------------------------------------------
Lawrence M. Turner                      52                  Trustee         Vice President and Treasurer, Kroger
c/o Firstar Corporation                                                     Company, 1986 to present.  The Kroger Co.
425 Walnut Street                                                           is the largest operator of super markets
Cincinnati, Ohio  45202                                                     and convenient stores in the United States.
------------------------------ ---------------------- --------------------- --------------------------------------------
William H. Zimmer, III                  46             Trustee, Member of   Executive Vice President & Chief Financial
c/o Firstar Corporation                                 Audit Committee     Officer, Advanced Communications Group,
425 Walnut Street                                                           Inc., December 1998 to present; Corporate
Cincinnati, Ohio 45202                                                      Vice President, Cincinnati Bell, Inc.,
                                                                            1997 to 1998 Treasurer, Cincinnati Bell,
                                                                            Inc., 1991 to present; Secretary,
                                                                            Cincinnati Bell, Inc. 1988 to 1997;
                                                                            Assistant Treasurer, Cincinnati Bell,
                                                                            Inc., 1988 to 1991.
------------------------------ ---------------------- --------------------- --------------------------------------------
Daniel B. Benhase                       40                 President        Executive Vice President, Firstar
Firstar Corporation                                                         Corporation since 1987.
425 Walnut Street
Cincinnati, OH  45202
------------------------------ ---------------------- --------------------- --------------------------------------------
Joseph C. Neuberger                     37               Vice President     Senior Vice President, Firstar Mutual Fund
Firstar Mutual Fund                                                         Services, LLC, 1994 to present.
Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
------------------------------ ---------------------- --------------------- --------------------------------------------
Michael T. Karbouski                    34                 Treasurer        Assistant Vice President, Firstar Mutual
Firstar Mutual Fund                                                         Fund Services, LLC, 1990 to present.
Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
------------------------------ ---------------------- --------------------- --------------------------------------------
Elaine E. Richards                      31                 Secretary        Assistant Vice President, Firstar Mutual
Firstar Mutual Fund                                                         Fund Services, LLC, June 1998 to present;
Services, LLC                                                               Associate Attorney, Reinhart, Boerner, Van
615 E. Michigan Street                                                      Deuren, Norris & Rieselbach, s.c.,
Milwaukee, WI  53202                                                        Milwaukee, Wisconsin, 1995 to 1998.
------------------------------ ---------------------- --------------------- --------------------------------------------
Cheryl L. King                          38             Assist. Treasurer    Compliance Officer, Firstar Mutual Fund
Firstar Mutual Fund                                                         Services, LLC, October 1998 to present;
Services, LLC                                                               Financial Analyst, Sunstone Financial
615 E. Michigan Street                                                      Group, Inc., Milwaukee, Wisconsin, 1996 to
Milwaukee, WI  53202                                                        1998; Accountant, Nicholas Company, Inc.,
                                                                            Milwaukee, Wisconsin, 1981 to 1996.
------------------------------ ---------------------- --------------------- --------------------------------------------

(1) Before Mr. Conlan retired as President and Chief Executive Officer from the Student Loan Funding Corporation, the Trustees considered him to be an "interested person," as defined in the 1940 Act, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan was President and Chief Executive Officer, purchases student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Funds' investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations. Mr. Conlan is no longer considered an "interested person" because of his recent retirement from Student Loan Funding Corporation and SLFC, Inc.

COMPENSATION

Effective for the fiscal year ending November 30, 2000, for their service as Trustees, the independent Trustees receive a $4,000 annual retainer fee and $2,375 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the amount of compensation received by the Trustees from the Trust for the past fiscal year. Presently, none of the executive officers receive compensation from the Trust. The aggregate compensation is provided for the Trust, which is comprised of twelve portfolios.

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL       TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS     BENEFITS UPON          FROM TRUST AND FUND
                             FROM TRUST**      PART OF TRUST EXPENSES  RETIREMENT             COMPLEX PAID TO
                                                                                              TRUSTEES
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Thomas L. Conlan, Jr.             $3,125                None                   None                   $3,125
Trustee

Dr. Alfred Gottschalk            $11,875                None                   None                   $11,875
Trustee

Dr. Robert J. Hill               $11,875                None                   None                   $11,875
Trustee

Dawn M. Hornback                 $11,875                None                   None                   $11,875
Trustee

Lawrence M. Turner               $11,875                None                   None                   $11,875
Trustee

William H. Zimmer, III           $11,875                None                   None                   $11,875
Trustee
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

SALES LOADS

Unless a Trustee falls into one of the following categories, there are currently no discounts available to Trustees on sales charges applied to shares of the Funds. The following persons will not have to pay a sales charge on class A shares:

o Employees and retired employees of Firstar Bank, N.A. or its affiliates and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;

o    Firstar trust customers of Firstar Corporation and its subsidiaries; and

o    non-trust customers of financial advisers.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
CONTROL PERSON

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the class or series indicated as of February 29, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Firstar Bank, N.A. may be deemed to be a "control" person because it owns more that 25% of the voting securities for many of the classes of Funds listed below.

-------------------------------------------- ---------------------------------- --------------
                                                                                 PERCENTAGE
FUND/CLASS                                          NAME OF SHAREHOLDER             OWNED
-------------------------------------------- ---------------------------------- --------------
Treasury Fund - C Shares                     Firstar Bank, N.A., Cincinnati,           69.29%
                                             OH
Treasury Fund - C Shares                     National Financial Services Corp.         30.19%
-------------------------------------------- ---------------------------------- --------------

MANAGEMENT OWNERSHIP

As of March 1, 2000, the officers and Trustees of the Trust own less than 1% of the outstanding shares of any of the Funds.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------
ADVISER TO THE FUND

Firstar Investment Research & Management LLC (FIRMCO), a wholly-owned subsidiary of Firstar Corporation, is the investment advisor for the Funds. FIRMCO is located at 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Prior to April 1, 2000, the Funds were managed by the Capital Management Division of Firstar Bank, N.A. As part of an internal restructuring of the investment advisory function within the Firstar Corporation family, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. This consolidation, which has not affected the management of the Funds, followed the merger in March 2000 of FIRMCO and Mississippi Valley Advisors (MVA), the former investment arm of Mercantile Bancorporation Inc., which is the result of the Firstar/Mercantile merger in September 1999. The combining of the investment management resources of these three firms forms one of the strongest investment management firms in the country. The new FIRMCO gives Firstar Corporation the ability to offer a full complement of mutual funds in the core, value and growth equity styles, as well as an array of fixed-income options.

FIRMCO now manages the Firstar Funds, Firstar Stellar Funds and Mercantile Funds. Additionally, FIRMCO has expertise within the national market as an equity and fixed-income manager for larger institutional clients, including foundations, endowments and pension funds. FIRMCO's enhanced bond market approach is critically acclaimed on a national level, having most recently beaten its benchmark for the 14th consecutive year. Since the merging of the three groups, Firstar Corporation and its affiliates (sometimes collectively referred to herein as "Firstar") have approximately $60 billion in assets under management on behalf of trust and investment clients.

Firstar Corporation, the parent company of FIRMCO, is a regional bank holding company with approximately $73 billion in total assets. Firstar has nearly 1,200 full-service banking offices and more than 2,200 ATM locations in Ohio, Wisconsin, Missouri, Kentucky, Illinois, Indiana, Iowa, Minnesota, Tennessee, Arkansas, Kansas, Arizona and Florida. Firstar offers a comprehensive line of consumer and commercial banking products and services, personal and commercial trust, investment management, insurance, securities brokerage, mortgage, credit card, cash management, international banking and other financial services. Firstar Corporation is the parent company of all Mercantile Banks in Missouri, Kansas, Arkansas, Iowa, Illinois and Kentucky and all Firstar Banks. Firstar was founded in 1853.

ADVISORY FEES

For its advisory services, Firstar Bank, N.A. receives an annual investment advisory fee from each Fund as described in the prospectus. For the fiscal years (or period, as the case may be) ended November 30, 1997, 1998 and 1999 the adviser earned and was paid the following amounts, unless some portion of the fee was waived as indicated.

----------------------------------------- --------------------------------------------------------------------------
                                                                    Advisory fees earned
                                                   1997                     1998                     1999
----------------------------------------- ------------------------ ------------------------ ------------------------
Treasury Fund                                          $4,990,143               $6,734,607               $9,863,583
----------------------------------------- ------------------------ ------------------------ ------------------------

BROKERAGE TRANSACTIONS

The adviser is responsible for making decisions to buy and sell securities for the Funds and for placing the Funds' securities. The adviser is also responsible for negotiating the commissions to be paid on such transactions and allocating portfolio transactions. The adviser seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission if any. While the adviser seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of the Funds' shares.

During the fiscal years (or period, as the case may be) ended November 30, 1997, 1998 and 1999, the Funds paid the following total brokerage commissions.

---------------------------------- -------------- ------------- -------------
                                       1997           1998          1999
---------------------------------- -------------- ------------- -------------
Treasury Fund                                 $0            $0            $0
---------------------------------- -------------- ------------- -------------

Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), permits an investment adviser under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include:

(a) furnishing advice as to the value of securities, the availability of investing, purchasing or selling securities and the availability of securities or purchases or sellers of securities;

(b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accruals; and

(c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting broker or dealers, the adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if the adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker, or dealers to the Fund. The adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless:

(a) the adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the adviser's overall responsibilities with respect to the accounts, including the Fund as to which it exercises investment discretion;

(b) such payment is made in compliance with the provisions of Section 28(c) and to other applicable state and federal laws; and

(c) in the opinion of the adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

As of October 1, 1998, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a subsidiary of Firstar Bank, N.A., ("FMFS"), provides administrative personnel and services to the Funds. FMFS provides services such as legal compliance and accounting services. FMFS provides these services at an annual rate of 0.11% of the average daily net assets of each Fund. Prior to October 1, 1998, Federated Administrative Services provided administrative services to the Funds at an annual rate of 0.12% of each Fund's average daily net assets.

Edgewood Services, Inc. as sub-administrator to the Funds. For its services, Edgewood is paid a fee by the Fund's administrator and is NOT paid by the Funds. Over the last three fiscal years the Trust on behalf of the Funds paid the following amount in administrative fees:

----------------------------------------- ------------------- ------------------ ------------------ ------------------
                           Fees Paid to:      Federated           Federated          Federated           Firstar
----------------------------------------- ------------------- ------------------ ------------------ ------------------
                                          Fiscal year ended   12/1/97 - 9/30/98      10/1/98 -         Fiscal year
                                                 1997                                11/30/98          ended 1999
----------------------------------------- ------------------- ------------------ ------------------ ------------------
Treasury Fund                                       $922,287         $1,270,147           $290,973         $2,169,989
----------------------------------------- ------------------- ------------------ ------------------ ------------------

FUND ACCOUNTING AND DIVIDEND PAYING AGENT SERVICES
--------------------------------------------------------------------------------

FMFS provides fund accounting personnel and services to the Funds pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, FMFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. FMFS receives a fund accounting fee, for all of the Funds combined, which is billed on a monthly basis. FMFS acts as the Funds' dividend paying agent.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian for the cash and securities of the Funds. Under the Custodian Agreement, Firstar Bank, N.A. holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025% of each Fund's average daily net assets.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

As noted in the Fund's prospectus, the Trust on behalf of the Fund has adopted a Rule 12b-1 Plan, as amended and restated, pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plan"). The Plan was adopted to facilitate the sale of a sufficient number of shares to allow the Fund to achieve economic viability. The Plan is a compensation type of Plan that provides the Trust the ability to use assets of the Fund to pay securities dealers, financial institutions and other industry professionals ("shareholder service organizations") to finance any activity that is principally intended to result in the sale of the Fund' shares subject to the Plan. Such activities may include:

|X| the advertising and marketing of shares of the Fund;
|X| preparing, printing, and distributing prospectuses and sales literature to
    prospective shareholders, brokers, or administrators; and |X| implementing and operating the Plan.

The distributor may pay fees to brokers and others for such services. As of April 1, 1999, Edgewood Services, Inc., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, became the distributor for the Fund. From October 1, 1998 to March 31, 1999, B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095, served as the Fund's distributor. Prior to that, Federated Securities Corporation, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, provided distribution services to the Fund.

In compensation for the services provided pursuant to this Plan, Edgewood Services, Inc. is be paid a monthly fee computed at the annual rate of up to 0.25% (up to 0.75% for some class B shares) of the average aggregate net asset value of shares of the Fund held during the month. The following class of the Fund is currently accruing or paying Rule 12b-1 fees in the amounts shown:

--------------------------------- ----------- ----------------------------------
              FUND                  CLASS                      FEE
                                                 (as a percentage of average net
                                                             assets)
--------------------------------- ----------- ----------------------------------
Treasury Fund                      Class C                    0.15%
--------------------------------- ----------- ----------------------------------

The Trust's Board of Trustees, including all of the independent Trustees as defined in the 1940 Act, has approved the Plan. The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board of Trustees believes, therefore, that it will benefit the Fund to have monies available for the direct distribution activities of the distributor in promoting the sale of the Fund's shares. Furthermore, having money available will avoid any uncertainties as to whether other payments by the Fund constitute distribution expenses on behalf of the Fund. The Plan must be renewed annually by the Board of Trustees, including a majority of the independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the independent Trustees select and nominate other independent Trustees.

The Plan and any related agreement may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares. All material amendments to the Plan or any related agreements must be approved by a vote of the independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The distributor is required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the Plan. The distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Trustees to make an informed determination of whether the Plan should be continued.

With the exception of FIRMCO, in its capacity as the Fund's investment adviser, and Edgewood Services Inc., in its capacity as distributor of the Fund's shares, no "interested person" of the Fund, as defined in the 1940 Act, and no trustee of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related argument.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund are informed of the ex-dividend date.

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the Fund's portfolio securities are determined as follows:

1. FOR EQUITY SECURITIES: according to the last sale price on a national securities exchange, if applicable.

2. IN THE ABSENCE OF RECORDED SALES FOR LISTED EQUITY SECURITIES: according to the mean between the last closing bid and asked prices.

3. FOR UNLISTED EQUITY SECURITIES: latest bid prices.

4. FOR BONDS AND OTHER FIXED-INCOME SECURITIES: as determined by an independent pricing service.

5. FOR SHORT-TERM OBLIGATIONS: according to the mean between bid and asked prices as furnished by an independent pricing service.

6. FOR SHORT-TERM OBLIGATIONS WITH REMAINING MATURITIES OF 60 DAYS OR LESS AT THE TIME OF PURCHASE: at amortized cost.

7. FOR ALL OTHER SECURITIES: at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

PURCHASE, EXCHANGE AND PRICING OF SHARES
--------------------------------------------------------------------------------

Except in initial circumstances as described in the prospectus, shares of the Fund are sold at their net asset value plus a sales charge, on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus.

CLASS C

Class C shares are sold at their net asset value and do not have sales charges or contingent deferred sales charges. See the prospectus for more information.

EXCHANGE PRIVILEGE

Shareholders may exchange shares within the Firstar Stellar Funds. Prior to any exchange, shareholders should read a copy of the current prospectus of the fund into which they wish to exchange. To participate in the exchange privilege, shareholders must exchange shares having a net asset value of at least $1,000. If you established your account through a Shareholder Service Organization, you may be able to exchange a lower amount, but you should consult your account agreement for procedures. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

TELEPHONE
----------
You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 3:30 p.m. (Eastern time) to be processed that day.

IN WRITING
-------------
You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Each class of shares may be exchanged as follows:

|X| Holders of Class C or Y shares of any of the Firstar Stellar Funds may exchange such shares for Class C or Y shares of any other Firstar Stellar Funds at net asset value.

|X| Holders of Class B shares of any Firstar Stellar Funds may exchange such shares for Class B or C shares of any other Firstar Stellar Funds at net asset value.

|X| Holders of Class A shares of any Firstar Stellar Funds may exchange such shares for Class A or C shares of any other Firstar Stellar Funds at net asset value plus the difference (if any) between the sales charge already paid on the shares of the fund which are being exchanged out of, and any sales charge imposed by the fund which is being exchanged into. In all cases, shareholders will be required to pay a sales charge only once.

Shares are exchanged at their net asset values. However, additional fees may apply to class A and B shares as noted in the table below.

     A to A Exchange                          A to C Exchange                             B to B Exchange / B to C Exchange
---------------------------------------  ----------------------------------------    ---------------------------------------
When you exchange Class A shares of a    When you exchange Class A shares of         When you exchange Class B shares of a
Fund for Class A shares of another       a Fund for Class C shares of another        Fund for Class B or C shares of
Fund, you will have to pay the           Fund, the Class A shares retain             another Fund, no sales charges are
difference between the Fund's sales      their charge to be exercised in             assessed at the time of the
charge you already paid and the sales    further exchanges.                          exchange.  However, if you redeem
charge of the Fund into which you are    If you later re-exchange the C              shares within 5 years of the original
entering.                                shares that you obtained from the           purchase, a CDSC will be imposed
                                         A-C exchange, you would exchange at
                                         according to the original purchase the
                                         NAV PLUS the difference between date.
                                         the sales charge initially paid and the
                                         sales charge of the Fund into which you
                                         are entering.

NOTE: FIRSTAR STELLAR FUNDS MAY MODIFY OR TERMINATE THE EXCHANGE PRIVILEGE AT ANY TIME. INVESTORS MAY HAVE DIFFICULTY MAKING EXCHANGES BY TELEPHONE THROUGH BROKERS OR BANKS DURING TIMES OF DRASTIC MARKET CHANGES. IF YOU CANNOT CONTACT YOUR BROKER OR BANK, BY TELEPHONE, YOU SHOULD SEND YOUR REQUEST IN WRITING VIA OVERNIGHT MAIL.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for shares. The Fund will allow such exchanges only upon the prior approval of the particular fund and a determination by the fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the fund will be valued in the same manner as the fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the fund on the day the securities are valued. One share of the fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the fund, along with the securities.

SHAREHOLDER SERVICES PLAN

Shareholder service organizations are non-affiliated banks and broker/dealers that provide certain support and distribution services to their customers who are the beneficial owners of the Fund's shares. Generally, the services provided include assisting customers in processing purchase, exchange and redemption requests, although the services vary according to the specific agreement. Shareholder service organizations are record owners of the shares of the Fund and are responsible for promptly transmitting orders. The organizations may charge their customers for services relating to their investment in the Fund. If you are a customer of a shareholder service organization, carefully read your account agreement together with the Fund's prospectus with regard to services provided, fees charged and any restrictions imposed.

Firstar Bank has a shareholder services plan that permits the payment of fees to Firstar Bank and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing: office space, equipment, telephone facilities, and various clerical, supervisory, computer and other personnel as necessary or beneficial to:

|X| establish and maintain shareholder accounts and records;

|X| process purchase and redemption transactions and automatic investments of client account cash balances;

|X| answer routine client inquiries; and

|X| assist clients in changing dividend options, account designations and addresses.

FREQUENT INVESTOR PROGRAM

The Frequent Investor Program is a program that allows investors to win a free round-trip airline ticket. If investors earn 50,000 points, they win a round-trip airline ticket to any of the 50 states on any U.S. carrier.

The terms and conditions regarding the program are as follows:

|_| Investors must purchase Class A or B shares of any of the Firstar Stellar Funds.

|_| Investors will earn one point for every dollar invested (gross of sales charges) in Class A or B shares after August 12, 1996.

|_| The program does not apply to shares obtained without a sales charge or a CDSC. It also does not apply to shares acquired through reinvested dividends or capital gain distributions.

|_| The program does not apply to Class A or B shares acquired by exchange.

|_| Investors may redeem shares at any time without losing points.

|_| Investors may earn up to 100,000 points (2 airline tickets) in any 12-month period.

|_| All unused points will expire one year from the latest purchase of shares of $100 or more.

|_| Points are not transferable.

Regarding the airline tickets:

|_| The ticket will be for a non-refundable coach seat.

|_| The price of the ticket may not exceed $500 (including taxes and destination charges), however, investors may choose to pay any overage.

|_| All travel must be within the 50 United States.

|_| Interim stopovers may not exceed four hours.

|_| Tickets will be mailed to the investor's account address, although overnight shipping is available at the investor's expense.

|_| There are no "blackout" dates.

|_| Investors must purchase their tickets 21 days in advance, and a Saturday night stay is required.

|_| Tickets may be purchased in any individual's name.

NOTE: Firstar Stellar Funds may modify or terminate the frequent investor program at any time. Firstar Bank may create special offering periods featuring bonus points or other temporary enhancement to the program. Existing and prospective shareholders will be given notice of such special offering periods.

CONVERSION TO FEDERAL FUND

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal fund or be converted into federal fund. Firstar Bank acts as the shareholder's agent in depositing checks and converting them to federal fund.

REDEEMING SHARES
--------------------------------------------------------------------------------
REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If the state's policy changes, the Fund reserve the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs in the disposition of such securities.

REDEMPTION IN WRITING

To redeem shares, shareholders may send a written request to:

                         Firstar Stellar Funds
                         c/o Firstar Mutual Fund Services, LLC
                         P.O. Box 3011
                         Milwaukee, Wisconsin 53201-3011

The written letter of instructions must include:

|X| the shareholder(s)' name,

|X| the fund name,

|X| the account number,

|X| the share or dollar amount to be redeemed, and

|X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven calendar days.

If shareholders request redemption proceeds be sent to an address other than that on record with the fund or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock
    Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

TAX STATUS
--------------------------------------------------------------------------------

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to "regulated investment companies" and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of their gross income from dividends, interest and gains from the sale of securities;

         o  invest in securities within certain statutory limits; and

         o distribute to their shareholders at least 90% of their net income earned during the year.

In the event the Trust fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes. Accordingly, the Trust would be subject to federal income taxes and any distributions made by the Fund would be taxable and non-deductible by the Trust. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Regarding the TREASURY FUND, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at long-term capital gain rates on long-term capital gains distributed to them regardless of how long they have held fund shares.

Capital gains experienced by the TREASURY FUND could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

UNDERWRITERS
--------------------------------------------------------------------------------

DISTRIBUTION OF SECURITIES

As of April 1, 1999, the Funds' current principal distributor is Edgewood Services, Inc. Prior to Edgewood Services, Inc. serving as distributor to the Funds, B.C. Ziegler and Company served as the principal distributor from October 1, 1998 to March 31, 1999. Prior to B.C. Ziegler and Company serving as distributor to the Fund, Federated Securities Corp. served as distributor. The amounts paid by the Funds to the various entities over the last three fiscal years are shown on the tables below.

---------------------------------- ---------------------------
                                       4/1/99 - 11/30/99
---------------------------------- ---------------------------
Fees Paid to Edgewood              Total         Amount
                                   commission    retained
---------------------------------- ------------- -------------
Treasury Fund                        $668,817         0
---------------------------------- ------------- -------------

----------------------------------------- -------------------------------- ---------------------------------
                                                10/1/98 - 11/30/98                12/1/98 - 3/31/99
----------------------------------------- -------------------------------- ---------------------------------
Fees Paid to B.C. Ziegler                 Total            Amount          Total            Amount
                                          commissions      retained        commissions      retained
----------------------------------------- ---------------- --------------- ---------------- ----------------
Treasury Fund                                $125,705            0            $251,336             0
----------------------------------------- ---------------- --------------- ---------------- ----------------

---------------------------------- --------------------------- ---------------------------
                                        Fiscal Year 1997           12/1/97 - 9/30/98
---------------------------------- --------------------------- ---------------------------
Fees Paid to Federated             Total         Amount        Total         Amount
                                   commission    retained      commission    retained
---------------------------------- ------------- ------------- ------------- -------------
Treasury Fund                        $202,834         0          $539,210         0
---------------------------------- ------------- ------------- ------------- -------------

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

The Fund's performance or return may be shown in the form of various performance figures. The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Fund's performance include general market conditions, generating expenses, the imposition of sales charges and investment management.

YIELD -- MONEY MARKET FUND

Yields for the money market fund are calculated daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the fund, the performance will be reduced for those shareholders paying those fees. The yields for the 7-day period ended November 30, 1998 were as follows:

----------------------------------------------- -----------
YIELDS FOR 7-DAY PERIOD ENDING 11/30/99          C SHARES
----------------------------------------------- -----------
Treasury Fund                                        4.52%
----------------------------------------------- -----------


EFFECTIVE YIELD -- MONEY MARKET FUND

The effective yield for the money market fund is computed by compounding the unannualized base period return by:

|X| adding 1 to the base period return;
|X| raising the sum to the 365/7th power; and |X| subtracting 1 from the result.

The effective yields for the 7-day period ended November 30, 1998 were as follows:

---------------------------------------------------------- -----------
EFFECTIVE YIELDS FOR 7-DAY PERIOD ENDING 11/30/99           C SHARES
---------------------------------------------------------- -----------
Treasury Fund                                                   4.62%
---------------------------------------------------------- -----------


AVERAGE ANNUAL TOTAL RETURNS

The average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the redeemable value according to the following formula:

                  P(1+T)n  = ERV

Where P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n  = number of years.

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in a fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a fund have been reinvested at the net asset value of the fund on the reinvestment date during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between their factor and their contributions to total return.

--------------------------------------------------------- ------------ ---------- ------------ --------------------
AVERAGE ANNUAL TOTAL RETURNS ENDED 11/30/98               1 YEAR       5 YEARS    10 YEARS     SINCE INCEPTION
                                                                                               (INCEPTION DATE)
--------------------------------------------------------- ------------ ---------- ------------ --------------------
Treasury Fund                               C Shares            4.02%      4.72%        4.62%                4.85%
--------------------------------------------------------- ------------ ---------- ------------ --------------------

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------
The performance of the Fund's shares depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Fund's expenses; and

         o  various other factors.

The performance of the Fund's shares fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of the fund, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices that the Fund use in advertising may include:

|X| LIPPER ANALYTICAL SERVICES, INC., ranks the fund in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the appropriate fund will quote its Lipper ranking in the "growth" category in advertising and sale literature.

|X| MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual fund of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

|X| MONEY, a monthly magazine, regularly ranks money market fund in various categories based on the latest available seven-day compound (effective) yield. From time to time, the appropriate fund will quote its Money ranking in advertising and sales literature. This magazine could be used to compare the performances of the TREASURY FUND.

|X| SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days. This index could be used to compare the performance of the TREASURY FUND.

|X| DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market fund weekly. DONOGHUE'S MONEY MARKET INSIGHT publication reports monthly and 12 month-to-date investment results for the same money fund. This report could be used to compare the performances of the TREASURY FUND.

Advertisements and other sales literature for shares may quote total returns that are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in share classes based on reinvestment of dividends over a specified period of time.

Advertisements may quote performance information that does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, share classes can compare their performance, or performance for the types of securities in which they invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund's portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, 45202, serves as the independent public accountants for the Fund. Their services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Funds' audited financial statements are incorporated by reference to the Funds' Annual Reports for the fiscal year ended November 30, 1999 as filed with the Securities and Exchange Commission.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.